Registration Nos. 333-66807
                                                                       811-09093

            AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON
                                 APRIL 27, 2001

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                                  /X/
Pre-Effective Amendment No.                                             / /
Post-Effective Amendment No. 29                                         /X/
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                          /X/
Amendment No.  32                                                       /X/
               --
(Check appropriate box or boxes)

                                  E*TRADE FUNDS

               (Exact name of Registrant as specified in charter)


                                118 King Street
                            San Francisco, CA 94107
                    (Address of Principal Executive Offices)

              Registrant's Telephone Number, including Area Code:
                                 (650) 331-6000

                                   Amy Errett
                                  E*TRADE Funds
                                118 King Street
                            San Francisco, CA 94107
                    (Name and address of agent for service)

                  Please send copies of all communications to:

David A. Vaughan, Esq.                          Amy Errett
Dechert                                         E*TRADE Funds
1775 Eye Street, NW                             118 King Street
Washington, DC  20006                           San Francisco, CA 94107


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.


It is proposed that this filing will become effective (check appropriate box):

       Immediately upon filing pursuant to paragraph (b)
-------
  X    on May 1, 2001 pursuant to paragraph (b)
-------
       60 days after filing pursuant to paragraph (a)(1)
-------
       75 days after filing pursuant to paragraph (a)(2) of
       Rule 485
-------

If appropriate, check the following box:

       This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
-------

                                  E*TRADE FUNDS

                          E*TRADE E-COMMERCE INDEX FUND


                          Prospectus dated May 1, 2001

This Prospectus concisely sets forth information about the E*TRADE E-Commerce Index Fund ("Fund") that an investor needs to know before investing. Please read this Prospectus carefully before investing, and keep it for future reference. The Fund is a series of E*TRADE Funds.


Objectives, Goals and Principal Strategies.

The Fund's investment objective is to provide investment results that match, before fees and expenses, the total return of the stocks comprising the Goldman Sachs E-Commerce (GSEC(TM)) Index. The Fund seeks to achieve its objective by investing substantially all of its assets in the same stocks and in substantially the same percentages as the stocks that comprise the GSEC Index.

Eligible Investors.


This Fund is designed and built specifically for on-line investors. In order to be a shareholder of the Fund, you need to have an account with E*TRADE Securities, Inc. ("E*TRADE Securities") or hold shares through a qualified employee benefit plan. In addition, the Fund requires you to consent to receive all information about the Fund electronically. If you wish to rescind this consent or close your E*TRADE Securities account, the Fund will redeem all of your shares in your Fund account. The Fund is designed for long-term investors and the value of the Fund's shares will fluctuate over time. The Fund is a true no-load fund, which means you pay no sales charges or 12b-1 fees.


About E*TRADE.

E*TRADE Group, Inc. ("E*TRADE") is the direct parent of E*TRADE Asset Management, Inc., the Fund's investment advisor. E*TRADE, through its group companies, is a leader in providing secure online investing services. E*TRADE's focus on technology has enabled it to eliminate traditional barriers, creating one of the most powerful and economical investing systems for the self-directed investor. To give you ultimate convenience and control, E*TRADE offers electronic access to your account virtually anywhere, at any time.

An investment in the Fund is:

o    not insured by the Federal Deposit Insurance Corporation;
o not a deposit or other obligation of, or guaranteed by, E*TRADE Bank and its affiliates; and
o    subject to investment risks, including loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


                          Prospectus dated May 1, 2001

                                TABLE OF CONTENTS


                                                                            Page


RISK/RETURN SUMMARY..........................................................3

FEES AND EXPENSES............................................................7

INVESTMENT OBJECTIVE, STRATEGIES AND RELATED RISKS...........................8

FUND MANAGEMENT..............................................................9

PRICING OF FUND SHARES.......................................................9

HOW TO BUY, SELL AND EXCHANGE SHARES........................................10

DIVIDENDS AND OTHER DISTRIBUTIONS...........................................14

TAX CONSEQUENCES............................................................15

FINANCIAL HIGHLIGHTS........................................................16

RISK/RETURN SUMMARY

This is a summary. You should read this section along with the rest of this Prospectus.

Investment Objectives/Goals

The Fund's investment objective is to provide investment results that match, before fees and expenses, the total return of the stocks comprising the GSEC Index.*

Principal Strategies

The Fund seeks to achieve its investment objective by investing substantially all of its assets in the same stocks and in substantially the same percentages as the stocks that comprise the GSEC Index.

The GSEC Index was developed by Goldman, Sachs & Co. and is an equity benchmark of selected U.S. traded stocks designed to track the performance of the e-commerce sector (primarily on-line merchants and the companies that provide the infrastructure needed to do business on-line). The GSEC Index began operations on August 5, 1999 and is comprised of stocks of companies that are traded on either the New York Stock Exchange ("NYSE"), American Stock Exchange ("AMEX") or NASDAQ and meet one of the following objective criteria:

o    80-100% of revenue is generated online;

o a substantial percentage of revenue or transactions is related to the Internet (defined as either:

          (i)    50% of revenue is from the Internet; or

          (ii) the dollar amount of revenue is greater than the median revenue of the companies in the Index that are 100% e-commerce with market capitalization greater than $500 million at the inception of the Index (this cut-off value will be revised periodically to reflect market values));

o    are virtual companies (meaning no bricks and mortar store); or

o    are  key  e-commerce   infrastructure   providers  (companies  that  supply
     hardware, software and services to online merchants).

The GSEC Index also uses criteria designed to ensure that a trading market exists for shares of a company included in the GSEC Index, such as minimum public trading. The GSEC Index consists primarily of stocks of companies in the e-commerce sector with capitalizations of at least $1 billion when initially added to the GSEC Index. The GSEC Index may also include stocks of smaller capitalized companies that no longer meet the $1 billion capitalization criterion but continue to have capitalization of at least 50% of the cutoff value for the GSEC Index.


*"GSEC(TM)" is a trademark of Goldman, Sachs & Co. and has been licensed for use by E*TRADE Asset Management, Inc. for use in connection with the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Goldman, Sachs & Co. or any of its affiliates and neither Goldman, Sachs & Co. nor any of its affiliates makes any representation regarding the advisability of investing in the Fund.

The GSEC Index may also include common shares of foreign issuers listed on the NYSE, AMEX or NASDAQ. There is no limit as to how many companies are included in the GSEC Index and the GSEC Index will be rebalanced on a semi-annual basis. Performance of the index is compiled by using a modified-cap weighted calculation to limit the extent that large-cap stocks can dominate the index. The weight of a single stock in the GSEC Index is capped at 8.5% percentage may be exceeded between times when the GSEC Index is rebalanced.

To the extent that 25% or more of the stocks that comprise the GSEC Index are issued by companies in the e-commerce sector, the Fund will be concentrated in the stocks of companies in the e-commerce sector. All of the companies in the GSEC Index are in the e-commerce sector. The composition of the GSEC Index may also result in the Fund being concentrated in one or more industries or group of industries. It is important that an investor realize that the Fund's decision to concentrate or not to concentrate at any given time is not discretionary and will, in all cases, be a direct result of the stocks of the issuers that comprise the GSEC Index.

Generally,  the Fund  attempts to be fully  invested at all times in  securities comprising the GSEC Index. The Fund also may invest up to 10% of its total assets in futures and options on stock index futures covered by liquid assets and in high-quality money market instruments to provide liquidity for redemptions.

Principal Risks

The price of stocks, particularly e-commerce stocks, may rise and fall daily. The stocks in the GSEC Index represent a significant portion of the e-commerce sector of the U.S. market. The GSEC Index, and, therefore, the Fund, may also rise and fall daily and perform differently than the broader market. As with any stock investment, the value of your investment in the Fund will fluctuate, meaning you could lose money.

There is no assurance that the Fund will achieve its investment objective. The GSEC Index may not appreciate, and could depreciate, during the time you are invested in the Fund, even if you are a long-term investor.

The Fund is non-diversified which means that the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the stocks of a single issuer or a limited number of issuers, the stocks of the Fund may be more sensitive to changes in market value of a single issuer or a limited number of issuers. Such a focused investment strategy may increase the volatility of the Fund's investment results because it may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

To the extent the stocks of companies that comprise the GSEC Index are concentrated in the e-commerce sector and one or more industries or groups of industries, the Fund's investments will also be concentrated. Greater risk and increased volatility is associated with investments in a single sector of the stock market (as opposed to investments in a broader range of industry sectors). The value of the Fund's shares in the e-commerce sector may be especially sensitive to factors and risks that specifically affect the e-commerce sector, and as a result, the Fund's share price may fluctuate more widely than the value of the shares of a mutual fund that invests in a broader range of industry sectors. The e-commerce sector has a large proportion of technology and telecommunications stocks and may be more volatile than other industries or groups of industries of the market.

The e-commerce sector also could be subject to greater government regulation than other industry sectors and, therefore, changes in regulatory policies for the e-commerce sector may have a material effect on the value of stocks issued by companies in the e-commerce sector. Additionally, the e-commerce sector can be particularly affected by such specific risks as: aggressive product prices due to competitive pressure from numerous market entrants, short product cycles, rapid rate of change, and product obsolescence at a more frequent rate than other types of companies caused by rapid technological advances; and risks that new products will fail to meet expectations or even reach the marketplace, among others. In addition, such companies tend to be capital intensive and as a result, may not be able to recover all capital investment costs.

In seeking to match the performance of the GSEC Index, the Fund will also be limited as to its investments in other sectors of the U.S. stock market. As a result, whenever the e-commerce sector of the U.S. stock market performs worse than other sectors, the Fund may underperform funds that have exposure to those sectors of the market. Likewise, whenever e-commerce stocks fall behind other types of investments--bonds, for instance--the Fund's performance also will lag behind those investments.

Many stocks of companies of the e-commerce sector have risen in value based on anticipation of future earnings and company viability and are currently operating at a loss. If these future projections prove to be overly optimistic, shares of the corresponding companies may experience significant declines in market value.

The Fund cannot as a practical matter own all the stocks that make up the GSEC Index in perfect correlation to the GSEC Index itself. The use of futures and options on futures is intended to help the Fund better match the GSEC Index but that may not be the result. The value of an investment in the Fund depends to a great extent upon changes in market conditions. The Fund seeks to track the GSEC Index during down markets as well as during up markets. The Fund's returns will be directly affected by the volatility of the stocks making up the GSEC Index, which may also include stocks of smaller-capitalization companies and foreign issuers.

Investments in smaller-capitalization companies are more risky than investments in stocks of larger companies (those with a market value of greater than U.S. $1 billion) for the following reasons, among others: less public information is generally available for smaller-capitalization companies; limited product lines; less liquidity; less frequent trading; and limited financial resources. Investments in stocks of foreign issuers also pose additional risks for the following reasons, among others: there may be less public information available than is available about U.S. companies; fluctuations in foreign exchange values and currency risk could adversely affect the value of foreign investments; and different legal and regulatory systems in foreign countries concerning financial disclosure, accounting, and auditing standards.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Shares of the Fund involve investment risks, including the possible loss of principal.

Performance


The bar chart and table that follow provide some indication of the risks of investing in the Fund by comparing the Fund's performance with two broad measures of market performance, the GSEC Index and the Standard & Poor's 500 Index ("S&P 500 Index"). The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

                            [Bar chart appears here]

                                      2000
                                    -------
                                    -41.52%

                        Calendar Year Annual Total Return

Best quarter (% and time period)          Worst quarter (% and time period)
8.42% (1st Quarter 2000)                  -40.05% (4th Quarter 2000)

               -----------------------------------------------------
                          Average Annual Total Returns
                                       One Year     Since
                                                    Inception
               E*TRADE E-Commerce        -41.52%        -9.71%
               Index Fund
               GSEC Index*               -41.32%        -11.52%***
               S&P 500 Index**            -9.1%         -1.54%***
               -----------------------------------------------------

* The GSEC Index includes reinvestment of dividends. An investor cannot invest directly in the index.

** The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies and includes reinvestment of dividends. An investor cannot invest directly in an index.

*** The Fund commenced operations on October 22, 1999. Index comparisons begin on October 31, 1999.



FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                    None
Maximum Deferred Sales Charge (Load)                                None
Maximum Sales Charge (Load) Imposed in Reinvested                   None
Dividends and other Distributions
Redemption Fee (as a percentage of redemption                       1.00%
proceeds, payable only if shares are redeemed within four months of purchase)


Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                                     0.25%
Distribution (12b-1) Fees                                           None
Other Expenses (Administration)                                     0.70%*
Total Annual Fund Operating Expenses                                0.95%


* The administration fee is payable by the Fund to its administrator, E*TRADE Asset Management, Inc.


You should also know that the Fund does not charge investors any account maintenance fees, account set-up fees, low-balance fees, transaction fees or customer service fees.


E*TRADE Securities' accountholders may be subject to account maintenance, telephone transaction, low balance, wire transfer, and other customer service fees that may change from time to time and are payable to E*TRADE Securities under your E*TRADE Securities' account agreement.


You will be responsible for opening and maintaining an e-mail account and internet access at your own expense.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


       1 year              3 years             5 years            10 years
       $100                $311                $536               $1190


INVESTMENT OBJECTIVE, STRATEGIES AND RELATED RISKS

The Fund's investment objective is to provide investment results that match, before fees and expenses, the total return of the stocks comprising the GSEC Index.


Under normal market conditions, the Fund invests at least 90% of its total assets in the stocks of companies that comprise the GSEC Index. That portion of its assets is not actively managed but simply tries to match, before fees and expenses, the total return of the GSEC Index. The Fund attempts to achieve, in both rising and falling markets, a correlation of approximately 95% between the capitalization-weighted total return of its assets before fees and expenses and the GSEC Index. A 100% correlation would mean the total return of the Fund's assets would increase and decrease exactly the same as the GSEC Index. The Fund also may invest up to 10% of its total assets in futures and options on stock index futures and in high-quality money market instruments to provide liquidity for purposes such as to pay redemptions and fees. The Fund may also engage in securities lending of its portfolio securities.


The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund is managed by utilizing an "indexing" investment approach to determine which securities are to be purchased or sold to replicate, to the extent feasible and before fees and expenses, the investment characteristics of the GSEC Index.


Like all stock funds, the Fund's net asset value ("NAV") will fluctuate with the value of its assets. The assets held by the Fund will fluctuate based on market and economic conditions, or other factors that affect particular companies or industry sectors, such as the e-commerce sector.


The Fund's ability to match its investment performance to the investment performance of the GSEC Index may be affected by, among other things: the Fund's expenses; the amount of cash and cash equivalents held by the Fund's investment portfolio; the manner in which the total return of the GSEC Index is calculated; the timing, frequency and size of shareholder purchases and redemptions of the Fund, and the weighting of a particular stock in the GSEC Index. The Fund uses cash flows from shareholder purchase and redemption activity to maintain, to the extent feasible, the similarity of its portfolio to the stocks comprising the GSEC Index.

As do many index funds, the Fund also may invest in futures and options transactions and other derivative securities transactions to help minimize the gap in performance that naturally exists between any index fund and its index. This gap will occur mainly because, unlike the Index, the Fund incurs expenses and must keep a portion of its assets in cash for paying expenses and processing shareholders orders. By using futures, the Fund potentially can offset a portion of the gap attributable to its cash holdings. However, because some of the effect of expenses remains, the Fund's performance normally will be below that of the GSEC Index. The Fund uses futures contracts to gain exposure to the GSEC Index for its cash balances, which could cause the Fund to track the GSEC Index less closely if the futures contracts do not perform as expected.


Due to market volatility, the Fund's performance may be subject to substantial short-term changes.


FUND MANAGEMENT


Investment Advisor. Under an investment advisory agreement ("Investment Advisory Agreement") with the Fund, E*TRADE Asset Management, Inc. ("Investment Advisor"), a registered investment adviser, provides investment advisory services to the Fund. The Investment Advisor is a wholly owned subsidiary of E*TRADE Group, Inc. and is located at 118 King Street, San Francisco, CA 94107. The Investment Advisor commenced operating in February 1999. As of April 2, 2001, the Investment Advisor provided investment advisory services for over $386 million in assets.


Subject to general supervision of the E*TRADE Funds' Board of Trustees ("Board") and in accordance with the investment objective, policies and restrictions of the Fund, the Investment Advisor provides the Fund with ongoing investment guidance, policy direction and monitoring of the Fund pursuant to the Investment Advisory Agreement. For its advisory services, the Fund pays the Investment Advisor an investment advisory fee at an annual rate equal to 0.25% of the Fund's average daily net assets.


The Investment Advisor has entered into a subadvisory agreement ("Subadvisory Agreement") with Barclays Global Fund Advisors ("BGFA") to delegate the day-to-day discretionary management of the Fund's assets. BGFA is a direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC) and is located at 45 Fremont Street, San Francisco, California 94105. BGFA has provided asset management, administration and advisory services for over 25 years. As of December 31, 2000, Barclays Global Investors and its affiliates, including BGFA, provided investment advisory services for over $801.7 billion of assets. The Investment Advisor pays BGFA a fee out of its investment advisory fee at an annual rate equal to 0.20% of the Fund's average daily net assets on amounts up to $200 million; 0.15% of daily net assets on amounts between $200 million and $500 million; and 0.12% of daily net assets on amounts above $500 million. BGFA is not compensated directly by the Fund. The Subadvisory Agreement may be terminated by the Board.


PRICING OF FUND SHARES

The Fund is a true no-load fund, which means you may buy or sell shares directly at the NAV next determined after E*TRADE Securities receives your request in proper form. If E*TRADE Securities receives such request prior to the close of the New York Stock Exchange, Inc. ("NYSE") on a day on which the NYSE is open, your share price will be the NAV determined that day. The Fund's investments are valued each day the NYSE is open for business as of the close of trading on the floor of the NYSE (generally 4:00 p.m., Eastern time). The Fund reserves the right to change the time at which purchases and redemptions are priced if the NYSE closes at a time other than 4:00 p.m. Eastern time or if an emergency exists. Shares will not be priced on the days on which the NYSE is closed for trading. Foreign issuers with common shares included in the GSEC Index may also have securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund's shares may change on days when you will not be able to purchase, redeem or exchange the Fund's shares.

Net asset value per share is computed by dividing the value of the Fund's net assets (i.e., the value of its assets less liabilities) by the total number of shares of the Fund outstanding. The Fund's assets are valued generally by using available market quotations or at fair value as determined in good faith by the Board. Expenses are accrued daily and applied when determining the NAV.

HOW TO BUY, SELL AND EXCHANGE SHARES

This Fund is designed and built specifically for on-line investors. In order to become a shareholder of the Fund, you will need to have an E*TRADE Securities account. All shares must be held in an E*TRADE Securities account and cannot be transferred to the account of any other financial institution. However, shares held by qualified employee benefit plans may be held directly with E*TRADE Funds. In addition, the Fund requires you to consent to receive all information about the Fund electronically. If you wish to rescind this consent, the Fund will redeem your position in the Fund, unless a new class of shares of the Fund has been formed for those shareholders who rescinded consent, reflecting the higher costs of paper-based information delivery. Shareholders required to redeem their shares because they revoked their consent to receive Fund information electronically may experience adverse tax consequences.


E*TRADE Securities reserves the right to deliver paper-based shareholder documents in certain circumstances, at no cost to the investor. Shareholder documents include prospectuses, statements of additional information, financial reports, proxies, confirmations and statements. Shareholders may obtain a printed copy of individual shareholder documents at no cost by contacting E*TRADE without revoking consent to electronic delivery generally.


In order to buy shares, you will need to: 1) open an E*TRADE Securities account;
2) deposit money in the account; and 3) execute an order to buy shares.

Step 1: How to Open an E*TRADE Securities Account

To open an E*TRADE Securities account, you must complete the application available through our Website (www.etrade.com). You will be subject to E*TRADE Securities' general account requirements as described in E*TRADE Securities' customer agreement.

On-line. You can access E*TRADE Securities' online application through multiple electronic gateways, including the internet, WebTV, Prodigy, AT&T Worldnet, Microsoft Investor, by GO ETRADE on CompuServe, with the keyword ETRADE on America Online and via personal digital assistant. For more information on how to access E*TRADE Securities electronically, please refer to our online assistant E*STATION at www.etrade.com available 24 hours a day.


By Mail. You can request an application by visiting the "Open an Account" area of our Website, or by calling 1-800-786-2575. Complete and sign the application. Make your check or money order payable to E*TRADE Securities, Inc. Mail to E*TRADE Securities, Inc., P.O. Box 8160, Boston, MA 02266-8160, or if by overnight mail: E*TRADE Securities, Inc., 66 Brooks Drive, Braintree, MA 02184-8160.


Telephone. Request a new account kit by calling 1-800-786-2575. E*TRADE's customer service is available 24 hours, seven days a week.

STEP 2: Funding Your Account

By check or money order. Make your check or money order payable to E*TRADE Securities, Inc. and mail it to E*TRADE Securities, Inc., P.O. Box 8160, Boston, MA 02266-8160, or if by overnight mail: E*TRADE Securities, Inc., 66 Brooks Drive, Braintree, MA 02184-8160.

In Person. Investors may visit E*TRADE Securities' self-service center in Menlo Park, California at the address on the back cover page of this prospectus between 8:00 a.m. and 5:00 p.m. (pacific time). Customer service will only accept checks or money orders made payable to E*TRADE Securities, Inc.

Wire.  Send wired funds to:

The Bank of New York
48 Wall Street
New York, NY  10286

ABA  #021000018
FBO:  E*TRADE Securities, Inc.
A/C #8900346256 for further credit to (your name and account number).

After your account is opened, E*TRADE Securities will contact you with an account number so that you can immediately wire funds.

STEP 3: Execute an Order to Buy/Sell/Exchange Shares

Minimum Investment Requirements:
For your initial investment in the Fund                           $ 1,000

To buy additional shares of the Fund                                $ 250

Continuing minimum investment*                                    $ 1,000

To invest in the Fund for your IRA, Roth IRA,                       $ 250
or one-person SEP account

To invest in the Fund for your Education IRA account                $ 250

To invest in the Fund for your UGMA/UTMA account                    $ 250


To invest in the Fund for your SIMPLE, SEP-IRA,                     $ 250
Profit Sharing or Money Purchase Pension Plan, or 401(a) account

To invest in the Fund through a 401(k) Plan                          None


* Your shares may be automatically redeemed if, as a result of selling or exchanging shares, you no longer meet the Fund's minimum balance requirements. Before taking such action, the Fund will provide you with written notice and at least 30 days to buy more shares to bring your investment up to $1,000.


After your account is established you may use the methods described below to buy, sell or exchange shares. You can only sell funds that are held in your E*TRADE Securities account; that means you cannot "short" shares of the Fund.

Whether you are investing in the Fund for the first time or adding to an existing investment, you can generally only buy Fund shares on-line. Because the Fund's NAV changes daily, your purchase price will be the next NAV determined after the Fund receives and accepts your purchase order.


You can access the money you have invested in the Fund at any time by selling some or all of your shares back to the Fund. Please note that the Fund will assess a 1.00% fee on redemptions of Fund shares redeemed within four months of purchase. As soon as E*TRADE Securities receives the shares or the proceeds from the Fund, the transaction will appear in your account. This usually occurs the business day following the transaction, but in any event, no later than three days thereafter.


On-line.   You  can  access   E*TRADE   Securities'   secure  trading  pages  at
www.etrade.com via the internet, WebTV, Prodigy, AT&T Worldnet, Microsoft Investor, by GO ETRADE on CompuServe, with the keyword ETRADE on America Online and via personal digital assistant. By clicking on one of several mutual fund order buttons, you can quickly and easily place a buy, sell or exchange order for shares in the Fund. You will be prompted to enter your trading password whenever you perform a transaction so that we can be sure each buy or sell is secure. It is for your own protection to make sure you or your co-account holder(s) are the only people who can place orders in your E*TRADE account. When you buy shares, you will be asked to: 1) affirm your consent to receive all Fund documentation electronically, 2) provide an e-mail address and 3) affirm that you have read the prospectus. The prospectus will be readily available for viewing and printing on our Website.

No information provided on the Website is incorporated by reference into this Prospectus, unless specifically noted in this Prospectus.

Our built-in verification system lets you double-check orders before they are sent to the markets, and you can change or cancel any unfilled order subject to prior execution.


If you are already a shareholder, you may call 1-800-STOCKS5 (1-800-786-2575) to buy or sell shares by phone through an E*TRADE Securities broker for an additional fee. The fee may change from time to time and is payable to E*TRADE Securities under your E*TRADE Securities account agreement.

The Fund reserves the right to refuse a telephone redemption or exchange request if it believes it advisable to do so.


Investors will bear the risk of loss from fraudulent or unauthorized instructions received over the telephone provided that the Fund reasonably believes that such instructions are genuine. The Fund and its transfer agent employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund may incur liability if it does not follow these procedures.

Due to increased telephone volume during periods of dramatic economic or market changes, you may experience difficulty in implementing a broker-assisted telephone redemption. In these situations, investors may want to consider trading online by accessing our Website or use TELE*MASTER, E*TRADE Securities' automated telephone system, to effect such a transaction by calling 1-800-STOCKS1 (1-800-786-2571).

Signature Guarantee. For your protection, certain requests may require a signature guarantee.


A signature guarantee is designed to protect you and the Fund against fraudulent transactions by unauthorized persons. In the following instances, the Fund will require a signature guarantee for all authorized If owners of an account:

1. you transfer the ownership of your account to another individual or organization.

2.   When you submit a written redemption for more than $25,000.

3. When you request that redemption proceeds be sent to a different name or address than is registered on your account.

4.   If you add or change your name or add or remove an owner on your account.

5.   If you add or change the beneficiary on your transfer-on-death account.

For other requests or changes, access E*STATION through our Website or call 1-800-786-2575 for instructions.

You will have to wait to receive the proceeds from a redemption of your shares until the funds you used to buy them have cleared (e.g., your check has cleared).


The right of redemption may be suspended during any period in which (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays; (ii) the SEC has permitted such suspension by order; or (iii) an emergency as determined by the SEC exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.


Redemption Fee. The Fund can experience substantial price fluctuations and is intended for long-term investors. Short-term "market timers" who engage in frequent purchases, redemptions or exchanges can disrupt the Fund's investment program and increase costs. To discourage short-term trading, the Fund will assess a 1.00% fee on redemptions of Fund shares redeemed within four months of purchase. The redemption fee will also be assessed on involuntary redemptions effected by the Fund within the time period. The redemption fee will be waived for 401(k) plans and investments by other E*TRADE Funds.

Any redemption fees imposed will be paid to the Fund. The Fund will use the "first-in, first-out" (FIFO) method to determine the four month holding period. Under this method, the date of the redemption will be compared with the earliest purchase date of shares held in the account. If this holding period is less than four months, the fee will be assessed. The fee may apply to shares held through omnibus accounts or certain retirement plans.


The Fund may waive the redemption fee from time to time in its sole discretion. The Fund may also change the redemption fee and the period it applies for shares to be issued in the future.

Redemption In-Kind. The Fund reserves the right to honor any request for redemption or repurchases by making payment in whole or in part in readily marketable securities ("redemption in-kind"). These securities will be chosen by the Fund and valued as they are for purposes of computing the Fund's NAV. You may incur transaction expenses in converting these securities to cash.

Exchange. You may exchange your shares of the Fund for shares of another E*TRADE fund. An exchange is two transactions: a sale (or redemption) of shares of one fund and the purchase of shares of a different fund with the redemption proceeds. Exchange transactions generally may be effected on-line. If you are unable to make an exchange on-line for any reason (for example, due to Internet-related difficulties) exchanges by telephone will be made available. After we receive your exchange request, the Fund's transfer agent will simultaneously process exchange redemptions and exchange purchases at the share prices next determined, as further explained under "Pricing of Fund Shares." Shares still subject to a redemption fee will be assessed that fee if exchanged.

You must meet the minimum investment requirements for the E*TRADE fund into which you are exchanging or purchasing shares. The Fund reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.

Closing your account. If you close your E*TRADE Securities account, you will be required to redeem your shares in your Fund account.


Certain Institutional Investors. Certain institutional accounts, such as 401(k) plans and shares held by other E*TRADE funds, that are held directly with the Fund are not subject to a redemption fee or minimum investment requirements.


DIVIDENDS AND OTHER DISTRIBUTIONS

The Fund intends to pay dividends from net investment income quarterly and distribute capital gains, if any, annually. The Fund may make additional distributions if necessary.

Unless you choose otherwise, all your dividends and capital gain distributions will be automatically reinvested in additional Fund shares. Shares are purchased at the net asset value determined on the payment date.

TAX CONSEQUENCES

The Fund's total returns do not show the effects of income taxes on an individual's investment.

The following information is meant as a general summary for U.S. taxpayers. Please see the Fund's Statement of Additional Information for more information. You should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

The Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

The Fund will distribute substantially all of its income and gains to its shareholders every year. If the Fund declares a dividend in October, November or December but pays it in January, you may be taxed on the dividend as if you received it in the previous year.

You will generally be taxed on dividends you receive from the Fund, regardless of whether they are paid to you in cash or are reinvested in additional Fund shares. If the Fund designates a dividend as a capital gain distribution, (e.g., when the Fund has a gain from the sale of an asset the Fund held for more than 12 months), you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares.

If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax advisor about investment through a tax-deferred account.

There may be tax consequences to you if you dispose of your Fund shares, for example, through redemption, exchange or sale. You will generally have a capital gain or loss from a disposition. The amount of the gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you hold them. For example, if you sold at a gain Fund shares that you had held for more than one year as a capital asset, then your gain would be taxed at the long-term capital gains tax rate.

The Fund will send you a tax report each year that will tell you which dividends must be treated as ordinary income and which (if any) are long-term capital gain.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since the Fund's inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.

--------------------------------------------------------------------------------

                                                    Year            Period from
                                                   ended             10/22/99
                                                  12/31/00         (commencement
                                                                        of
                                                                    operations)
                                                                         through
                                                                        12/31/99
                                                  ---------        -------------

Net asset value, beginning of period...........   $  15.44             $  10.00

Income from investment operations:
   Net investment loss.........................     (0.13)               (0.01)
   Net realized and unrealized gains/(loss) on
   investments                                       (6.18)               5.44
Total income/(loss) from investment operations.      (6.31)               5.43


Distribution to Shareholders:
   Distributions from net realized gains.......      (1.82)                -

Redemption fees added to paid-in capital.......       0.05                0.01

Net asset value, end of period.................    $  7.36            $  15.44
                                                   =======            ========

Total return...................................     (41.52%)           54.40%(1)

Ratios/Supplemental data:
   Net assets end of period (000s omitted).....    $36.980            $ 62,852
   Ratio of expenses to average net assets.....     0.95%(3)         0.95%(2)(3)
   Ratio of net investment loss to average net
   assets                                          (0.84%)            (0.52%)(2)
   Portfolio turnover rate.....................     76.90%              0.00%(1)


(1) For the period October 22, 1999 (commencement of operations) to December 31, 1999 and not indicative of a full year's operating results.

(2)  Annualized.

(3) The Investment Advisor voluntarily agreed to pay the non-affiliated Trustee expenses for the Fund for the period October 22, 1999 (commencement of operations) through May 9, 2000. Even if such action had not been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.95% for the period from October 22, 1999 (commencement of operations) through December 31, 1999 and for the year ended December 31, 2000.

[Outside back cover page.]


The Statement of Additional Information for the Fund, dated May 1, 2001 ("SAI"), contains further information about the Fund. The SAI is incorporated into this Prospectus by reference (that means it is legally considered part of this Prospectus). Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its fiscal year.

The SAI and the most recent annual report (dated December 31, 2000) and semi-annual report (when available) may be obtained without charge, at our Website (www.etrade.com). Information on the Website is not incorporated by reference into this Prospectus unless specifically noted. Shareholders will be notified when a prospectus, prospectus update, amendment, annual or semi-annual report is available. Shareholders may also call the toll-free number listed below for additional information or with any inquiries.

Further information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may call 202-942-8090 for information about the operations of the public reference room. Reports and other information about the Fund are also available on the SEC's Internet site at http://www.sec.gov or copies can be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.


E*TRADE Securities, Inc.
4500 Bohannon Drive
Menlo Park, CA 94025
Telephone:  (650) 331-6000
Toll-Free: (800) 786-2575
http://www.etrade.com



Investment Company Act File No.: 811-09093

                                  E*TRADE FUNDS

                          E*TRADE E-COMMERCE INDEX FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                Dated May 1, 2001



This Statement of Additional Information ("SAI") is not a prospectus and should be read together with the Prospectus dated May 1, 2001 (as amended from time to time), for the E*TRADE E-Commerce Index Fund ("Fund"), a separate series of E*TRADE Funds. Unless otherwise defined herein, capitalized terms have the meanings given to them in the Fund's Prospectus.

To obtain a free copy of the Fund's Prospectus and the Fund's most recent semi-annual report to shareholders (when available) and annual report (dated
December 31, 2000 and incorporated herein by reference), please access our Website online (www.etrade.com) or call our toll-free number at (800) 786-2575. Other information on the Website is not incorporated by reference into this SAI unless specifically noted. Only customers of E*TRADE Securities, Inc. who consent to receive all information about the Fund electronically may invest in the Fund.

                                TABLE OF CONTENTS
                                                                            Page

FUND HISTORY.................................................................3

THE FUND.....................................................................3

INVESTMENT STRATEGIES AND RISKS..............................................3

FUND POLICIES...............................................................10

TRUSTEES AND OFFICERS.......................................................12

INVESTMENT MANAGEMENT.......................................................17

SERVICE PROVIDERS...........................................................19

PORTFOLIO TRANSACTIONS AND BROKERAGE SELECTION..............................20

ORGANIZATION, DIVIDEND AND VOTING RIGHTS....................................22

SHAREHOLDER INFORMATION.....................................................23

TAXATION....................................................................24

UNDERWRITER.................................................................29

PERFORMANCE INFORMATION.....................................................29

GOLDMAN, SACHS & CO.........................................................33

APPENDIX....................................................................35

FUND HISTORY

The E*TRADE E-Commerce Index Fund (the "Fund") is a non-diversified series of E*TRADE Funds (the "Trust"). The Trust is organized as a Delaware business trust and was formed on November 4, 1998.


THE FUND

The Fund is classified as an open-end, management investment company. The Fund's investment objective is to provide investment results that match, before fees and expenses, the total return of the stocks comprising the Goldman Sachs E-Commerce (GSEC(TM)) Index.* This investment objective is fundamental and therefore, cannot be changed without approval of a majority (as defined in the Investment Company Act of 1940, as amended, and the Rules thereunder ("1940 Act")) of the Fund's outstanding voting interests.

The Fund seeks to achieve its objective by investing substantially all of its assets in the same stocks and in substantially the same percentages as the stocks that comprise the GSEC Index.


INVESTMENT STRATEGIES AND RISKS

The following supplements the discussion in the Prospectus of the Fund's investment strategies, policies and risks.


Since the Fund will be investing in only e-commerce industry segments, which may offer the opportunity for above average growth, investors may also be exposed to greater financial and market risk. An investment in the Fund is not a balanced investment program.


These investment strategies and policies may be changed without shareholder approval unless otherwise noted.


Index Funds. The net asset value of index funds and funds which are not actively managed, such as the Fund, may be disproportionately affected by, among other things, the following risks: short- and long-term changes in the characteristics of the companies whose securities make up the index; index rebalancing; modifications in the criteria for companies selected to make up the index;
modifications in the criteria for companies selected to make up the Fund's holdings due to regulatory limits on the Fund's holdings of securities issued by E*TRADE Group (which is currently in the Index); suspension or termination of the operation of the index; and the activities of issuers whose market capitalization represents a disproportionate amount of the total market capitalization of the index.

Index Changes. The stocks comprising the GSEC Index are changed from time to time. Announcements of those changes and related market activity may result in reduced returns or volatility for the Fund. Changes to the GSEC Index may also affect the Fund's portfolio turnover rate.



*"GSEC(TM)" is a trademark of Goldman, Sachs & Co. and has been licensed for use by E*TRADE Asset Management, Inc. for use in connection with the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Goldman, Sachs & Co. or any of its affiliates and neither Goldman, Sachs & Co. nor any of its affiliates makes any representation regarding the advisability of investing in the Fund.

Bank Obligations. The Fund may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Bankers' acceptances are credit instruments evidencing the bank's obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.


Commercial Paper and Short-Term Corporate Debt Instruments. The Fund may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. BGFA monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

The Fund also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement. The Fund will invest only in such corporate bonds and debentures that are rated at the time of purchase at least "Aa" by Moody's or "AA" by S&P. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. BGFA will consider such an event in determining whether the Fund should continue to hold the obligation. To the extent the Fund continues to hold such obligations, it may be subject to additional risk of default.


To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's and S&P and other nationally recognized statistical rating organizations are more fully described in the attached Appendix.

Floating- and variable- rate obligations. The Fund may purchase debt instruments with interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These adjustments generally limit the increase or decrease in the amount of interest received on the debt instruments. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

Foreign Securities. Under its compilation guidelines, the GSEC Index can also include foreign companies with common shares listed on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ market system. Investments in stocks of foreign issuers may subject the Fund to additional investment risks that are different in some respects from those incurred by a fund that invests only in stocks of domestic issuers. Such risks include possible adverse political and economic developments, seizure or nationalization of foreign deposits or adoption of governmental restrictions which might adversely affect the value of the stocks of a foreign issuer to investors located outside the country of the issuer, whether from currency blockage or otherwise.

Forward commitments, when-issued purchases and delayed-delivery transactions. The Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although the Fund will generally purchase securities with the intention of acquiring them, the Fund may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate.

Certain of the securities in which the Fund may invest will be purchased on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. The Fund only will make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. When-issued securities are subject to market fluctuation, and no income accrues to the purchaser during the period prior to issuance. The purchase price and the interest rate that will be received on debt securities are fixed at the time the purchaser enters into the commitment.

Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery. The Fund currently does not intend on investing more than 5% of its assets in when-issued securities during the coming year. The Fund will establish a segregated account in which it will maintain cash or liquid securities in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

Futures Contracts and Options Transactions. The Fund may use futures as a substitute for a comparable market position in the underlying securities.

Although the Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. If it is not possible, or if the Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments on variation margin.


The Fund's futures transactions must constitute permissible transactions pursuant to regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). In addition, the Fund may not engage in futures transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired futures contracts, other than those contracts entered into for bona fide hedging purposes, would exceed 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts; provided, however, that in the case of an option on a futures contract that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% liquidation limit. Pursuant to regulations or published positions of the SEC, the Fund may be required to segregate liquid portfolio securities, including cash, in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.

Stock Index Futures and Options on Stock Index Futures. The Fund may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. Futures and options on the GSEC Index are not currently available and may not be liquid if they become available. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index on or before the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, the Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market may prevent liquidation of an unfavorable position.

Future Developments. The Fund may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide any appropriate additional disclosure in its Prospectus or SAI.

Investment company securities. The Fund may invest in securities issued by other open-end management investment companies which principally invest in securities of the type in which such Fund invests. Under the 1940 Act, a Fund's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses. The Fund may also purchase shares of exchange-listed closed-end funds to the extent permitted under the 1940 Act.


Illiquid securities. To the extent that such investments are consistent with its investment objective, the Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating- and variable-rate demand obligations as to which the Fund cannot exercise a demand feature on not more than seven days' notice and as to which there is no secondary market and repurchase agreements providing for settlement more than seven days after notice.

Letters of Credit. Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) which the Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of the investment advisor or subadviser are of comparable quality to issuers of other permitted investments of the Fund may be used for letters of credit-backed investments.


Securities Lending. The Fund may lend securities from its portfolios to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. The value of the loaned securities may not exceed one-third of the Fund's total assets and loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. In determining whether to lend a security to a particular broker, dealer or financial institution, the Fund's investment advisor considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any securities that the Fund may receive as collateral will not become part of the Fund's investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed upon fee from a borrower that has delivered cash-equivalent collateral.


The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.

Obligations of Foreign Governments, Banks and Corporations. The Fund may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by its investment adviser to be of comparable quality to the other obligations in which the Fund may invest.

To the extent that such investments are consistent with its investment objective, the Fund may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Fund's assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

The Fund may also invest a portion of its total assets in high quality, short-term (one year or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars.

Repurchase Agreements. The Fund may enter into a repurchase agreement wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually-agreed upon time and price. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. The Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Fund, including government securities and mortgage-related securities, regardless of their remaining maturities, and requires that additional securities be deposited with the custodian if the value of the securities purchased should decrease below the repurchase price.

The Fund may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or is otherwise limited or if receipt of the security or collateral is delayed. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. Repurchase agreements are considered loans by the Fund. All repurchase transactions must be collateralized.

In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund limits investments in repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. The Fund's advisor monitors on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price.


Short-term instruments and temporary investments. The Fund may invest in high-quality money market instruments on an ongoing basis to provide liquidity or for temporary purposes when there is an unexpected level of shareholder purchases or redemptions. The instruments in which the Fund may invest include:
(i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P, or, if unrated, of comparable quality as determined by Fund's investment advisor or subadvisor; (iv) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year that are rated at least "Aa" by Moody's or "AA" by S&P; (v) repurchase agreements; and (vi) short-term, U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets and in the opinion of BGFA are of comparable quality to obligations of U.S. banks which may be purchased by the Fund.


U.S. Government Obligations. The Fund may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.


Unrated, Downgraded and Below Investment Grade Investments. The Fund may purchase instruments that are not rated if, in the opinion of its investment advisor or subadvisor, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by the Fund. After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund provided that the amount of such securities held by the Fund does not exceed 5% of the Fund's net assets. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in this SAI. The ratings of Moody's and S&P are more fully described in the Appendix to this SAI.


Because the Fund is not required to sell downgraded securities, the Fund could hold up to 5% of its net assets in debt securities rated below "Baa" by Moody's or below "BBB" by S&P or in unrated, low quality (below investment grade) securities. Although they may offer higher yields than do higher rated securities, low rated, and unrated, low quality debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated, low quality debt are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish the Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Fund's shares.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated or unrated, low quality debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated or unrated, low quality debt securities may be more complex than for issuers of higher rated securities, and the ability of the Fund to achieve its investment objective may, to the extent it holds low rated or unrated low quality debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund held exclusively higher rated or higher quality securities.

Low rated or unrated low quality debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of such debt securities have been found to be less sensitive to interest rate changes than higher rated or higher quality investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated or unrated, low quality debt securities prices because the advent of a recession could dramatically lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of the debt securities defaults, the Fund may incur additional expenses to seek recovery.

Warrants. To the extent that such investments are consistent with its investment objective, the Fund may invest up to 5% of its net assets in warrants. Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The Fund may only purchase warrants on securities in which the Fund may invest directly.

Securities Related Businesses. The 1940 Act limits the ability of the Fund to invest in securities issued by companies deriving more than 15% of their gross revenues from securities related activities ("financial companies"). If the GSEC Index provides a higher concentration in one or more financial companies, the Fund may experience increased tracking error due to the limitations on investments in such companies.



FUND POLICIES

Fundamental Investment Restrictions

The following are the Fund's fundamental investment restrictions which, along with the Fund's investment objective, cannot be changed without shareholder approval by a vote of a majority of the outstanding shares of the Fund, as set forth in the 1940 Act.

Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.

Unless indicated otherwise below, the Fund:

1.   may not issue senior securities, except as permitted under the 1940 Act;


2. may (a) borrow money from banks and (b) make other investments or engage in other transactions permissible under the 1940 Act which may involve a borrowing, provided that the combination of (a) and (b) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings), except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments). The Fund may also borrow money from other persons to the extent permitted by applicable law;


3. may not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended, in connection with the disposition of portfolio securities;

4. may not invest 25% or more of its total assets (taken at market value at the time of such investment) in the securities of issuers in any particular industry or group of closely related industries except that there shall be no limitation with respect to investments in: (i) obligations of the U.S. Government, its agencies or instrumentalities (or repurchase agreements thereto) or (ii) any particular industry or group of closely related industries (such as the e-commerce sector) to the extent which companies whose stocks comprise the GSEC Index belong to a particular industry or group of closely related industries to the approximately same degree during the same period;

5. may not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein;

6. may not purchase or sell physical commodities or commodities contracts or oil, gas or mineral programs. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws; and

7. may not lend any funds or other assets, except that the Fund may, consistent with its investment objective and policies: (a) invest in certain short-term or temporary debt obligations, even though the purchase of such obligations may be deemed to be the making of loans, (b) enter into repurchase agreements, and (c) lend its portfolio securities in an amount not to exceed 33 1/3% of the Fund's total assets, provided such loans are made in accordance with applicable guidelines established by the Securities and Exchange Commission and the directors of the Fund.

Non-Fundamental Operating Restrictions

The following are the Fund's non-fundamental operating restrictions, which may be changed by the Fund's Board of Trustees without shareholder approval.

Unless indicated otherwise below, the Fund:

1. may not pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes;

2. may not purchase securities of other investment companies, except to the extent permitted under the 1940 Act;

3. may not invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities, or such other amounts as may be permitted under the 1940 Act;

4. may, notwithstanding any fundamental or non-fundamental policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially similar investment objectives and policies or investment objectives and policies consistent with those of the Fund; and


5. may not purchase any securities of any registered open-end investment company or registered unit investment trust relying on Section 12(d)(1)(F) or (G) of the 1940 Act.



TRUSTEES AND OFFICERS

The Board has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities and the conformity with Delaware Law and the stated policies of the Fund. The Board elects the officers of the Trust who are responsible for administering the Fund's day-to-day operations. Trustees and officers of the Fund, together with information as to their principal business occupations during the last five years, and other information are shown below. Each "interested or affiliated person," as defined in the 1940 Act, is indicated by an asterisk (*):


------------------------------------------------------------------------------------
Name, Address, and Age    Position(s) Held with     Principal  Occupation(s) During
                          the Fund                  the Past 5 Years
------------------------------------------------------------------------------------
*Leonard C. Purkis (52)   Trustee                   Mr.  Purkis is chief  financial
118 King Street,                                    officer  and   executive   vice
San Francisco, CA 94107                             president    of   finance   and
                                                    administration    of    E*TRADE
                                                    Group,  Inc.  Mr.  Purkis  also
                                                    serves    on   the   board   of
                                                    directors of E*TRADE  Bank.  He
                                                    previously   served   as  chief
                                                    financial  officer  for  Iomega
                                                    Corporation           (Hardware
                                                    Manufacturer)   from   1995  to
                                                    1998.    Prior    to    joining
                                                    Iomega,  he served in  numerous
                                                    senior   level   domestic   and
                                                    international           finance
                                                    positions for General  Electric
                                                    Co.   and   its   subsidiaries,
                                                    culminating  his  career  there
                                                    as   senior   vice   president,
                                                    finance,  for GE Capital  Fleet
                                                    Services             (Financial
                                                    Services).

*Shelly J. Meyers (41)(1)    Trustee                Ms.   Meyers  is  the  Manager,
118 King Street,                                    Chief Executive Officer,  Chief
San Francisco, CA 94107                             Financial  Officer  and founder
                                                    of  Meyers  Capital  Management
                                                    LLC,  a  registered  investment
                                                    adviser formed in January 1996.
                                                    She also serves on the board of
                                                    directors of Meyers  Investment
                                                    Trust (investment  company) and
                                                    Meyers Capital  Management LLC.
                                                    She has also managed the Meyers
                                                    Pride  Value  Fund  since  June
                                                    1996.  Prior to  that,  she was
                                                    employed by The Boston  Company
                                                    Asset   Management,   Inc.   as
                                                    Assistant Vice President of its
                                                    Institutional  Asset Management
                                                    group.

Ashley T. Rabun (48)      Trustee                   Ms.  Rabun is the  Founder  and
118 King Street,                                    Chief   Executive   Officer  of
San Francisco, CA 94107                             InvestorReach   (a   consulting
                                                    firm  specializing in marketing
                                                    and distribution strategies for
                                                    financial  services  companies)
                                                    which  was  formed  in  October
                                                    1996. She has been a trustee of
                                                    the Zero  Gravity  Mutual  Fund
                                                    since  January  2000 and of the
                                                    Trust  For  Investment Managers
                                                    (investment    company)   since
                                                    December  1999.  From  1992  to
                                                    1996,  she  was a  partner  and
                                                    Director of Nicholas  Applegate
                                                    Capital Management.

Steven Grenadier (36)     Trustee                   Mr.  Grenadier  is an Associate
118 King Street,                                    Professor  of  Finance  at  the
San Francisco, CA 94107                             Graduate  School of Business at
                                                    Stanford  University,  where he
                                                    has   been    employed   as   a
                                                    professor since 1992.

George J. Rebhan (66)     Trustee                   Mr.  Rebhan  has been a trustee
118 King Street,                                    for the  Trust  For  Investment
San Francisco, CA 94107                             Managers  (investment  company)
                                                    since  August  30,  1999.   Mr.
                                                    Rebhan   retired  in   December
                                                    1993,  and prior to that he was
                                                    President   of   Hotchkis   and
                                                    Wiley     Funds     (investment
                                                    company) from 1985 to 1993.

*Amy J. Errett (43)       President                 Ms.   Errett  is  President  of
118 King Street,                                    E*TRADE    Asset    Management,
San Francisco, CA 94107                             Inc. She joined  E*TRADE  Asset
                                                    Management,   Inc.   in   March
                                                    2000.   Prior  to   that,   Ms.
                                                    Errett  was   Chairman,   Chief
                                                    Executive Officer,  and founder
                                                    of  Spectrem  Group  (financial
                                                    services    consulting    firm)
                                                    since 1990.

*Liat Rorer (40)          Vice President            Ms.  Rorer  is  Vice  President
118 King Street,                                    of  Operations  and a  director
San Francisco, CA 94107                             of  E*TRADE  Asset  Management,
                                                    Inc.   She   is   also  a  Vice
                                                    President       of      E*TRADE
                                                    Securities,   Inc.   which  she
                                                    joined  in 1999.  Prior to that
                                                    Ms.  Rorer  worked  as a senior
                                                    consultant   for  the  Spectrem
                                                    Group,    (financial   services
                                                    consulting  firm)  beginning in
                                                    1998.  From  1996 to 1998,  she
                                                    was a marketing  Vice President
                                                    for      Charles       Schwab's
                                                    Retirement  Plan Services,  and
                                                    prior    to   that   she   held
                                                    positions in Fidelity's  Retail
                                                    Services,       Legal       and
                                                    Institutional          Services
                                                    Departments.

*Dianne Dubois (40)       Vice President and        Ms.  Dubois  is Vice  President
118 King Street,          Treasurer                 of Finance,  North America,  of
San Francisco, CA 94107                             E*TRADE   Group.   Ms.   Dubois
                                                    joined E*TRADE in January 2000.
                                                    From 1998 to 1999,  she  served
                                                    as a Vice  President of Finance
                                                    at  PIMCO  Advisors  L.P.;  and
                                                    prior to that  she held  senior
                                                    financial planning positions at
                                                    Wellpoint Health Networks,  and
                                                    the Disney Corporation.

Elizabeth Gottfried (41)  Vice President            Ms.  Gottfried  joined  E*TRADE
118 King Street,                                    in  September  2000.  Prior  to
San Francisco, CA 94107                             that,   she   worked  at  Wells
                                                    Fargo  Bank  from  1994 to 2000
                                                    and  managed  various  areas of
                                                    Wells   Fargo's   mutual   fund
                                                    group.

*Ulla Tarstrup (34)       Vice President            Ms.  Tarstrup joined E*TRADE in
118 King Street,                                    August  1998.  Prior  to  that,
San Francisco, CA 94107                             she    worked    in    Franklin
                                                    Resources'       legal      and
                                                    administration  department from
                                                    1994 to 1998.

*Jay Gould (45)           Secretary                 Mr.   Gould  is   Secretary  of
118 King Street,                                    E*TRADE    Asset    Management.
San Francisco, CA 94107                             From   February   to   December
                                                    1999,   he  served  as  a  Vice
                                                    President at  Transamerica  and
                                                    prior to that he worked at Bank
                                                    of   America    (banking    and
                                                    financial services) from 1994.

(1) Ms. Meyers may be considered an "interested person," but she is not an "affiliated person," as defined in the 1940 Act.


Each non-affiliated Trustee receives from the Trust an annual fee (payable quarterly) of $18,000 plus an additional fee of: (i) $4,500 for each regularly scheduled Board meeting attended; and (ii) $2,000 for each Audit Committee meeting attended. In addition, the Trust reimburses each of the non-affiliated Trustees for travel and other expenses incurred in connection with attendance at such meetings. Other officers and Trustees of the Trust receive no compensation or expense reimbursement. The following table provides the total compensation received from the Trust for the fiscal year ended December 31, 2000:

Compensation Table for Fiscal Year Ended December 31, 2000

------------------------------------------------------------------------------

 Name of Person, Position            Aggregate            Total Compensation
                                 Compensation from       from the Trust Paid
                                    the Trust 1             to Trustees 2
------------------------------------------------------------------------------
Leonard C. Purkis, Trustee             None                      None
Shelly J. Meyers, Trustee             $52,500                  $52,500
3
Ashley T. Rabun, Trustee              $63,500                  $63,500
Steven Grenadier, Trustee             $63,500                  $63,500
George J. Rebhan, Trustee             $63,500                  $63,500

     No Trustee will receive any benefits upon retirement. Thus, no pension or retirement benefits have accrued as part of the Fund's expenses.

------------
(1) The aggregate amount is based on a prior compensation schedule in effect until July 1, 2000 and the current compensation schedule, thereafter, which is described above. Prior to July 1, 2000, the Trust paid each non-affiliated Trustee a fee of $1,500 per Board meeting for the Fund.

(2) The Trust consists of eleven series, ten of which were in operation in 2000. There are no other funds in the Fund Complex.

(3) Ms. Meyers may be considered an "interested person," but she is not an "affiliated person," as defined in the 1940 Act and is compensated by the Trust for serving as Trustee.

Committees. The Trust has an Audit Committee and a Nominating and Corporate Governance Committee. The members of each Committee are the Trustees who are not "interested" or "affiliated" persons (as defined in the 1940 Act). The Audit Committee is responsible for, among other things: recommending the selection, retention or termination of the auditors; evaluating the independence of the auditors, including with respect to the provision of any consulting services;
reviewing with the independent auditors the scope and results of the annual audit; reviewing the fees charged by the auditors for professional services, including any types of non-audit services performed, if any, and whether the non-audit services performed and related fees were consistent with the auditors independence; reporting to the full Board on a regular basis; and making recommendations as it deems necessary or appropriate. The Nominating and Corporate Governance Committee is responsible for, among other things;
evaluating and recommending to the Board candidates to be nominated as Independent Trustees of the Board; reviewing the composition of the Board and the compensation arrangements for each of the Trustees; and reviewing the Board's governance procedures.

The Trust also has a Pricing Committee that consists of the officers of the Trust and Leonard Purkis. This committee determines the value of any of the Funds' securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided.

Code of Ethics. Pursuant to Rule 17j-1 under the 1940 Act, E*TRADE Funds has adopted a code of ethics. The Fund's investment advisor, subadvisor and principal underwriter have also adopted codes of ethics under Rule 17j-1. Each code of ethics permits personal trading by covered personnel, including securities that may be purchased or held by the Fund, subject to certain reporting requirements and restrictions.


Control Persons and Principal Holders of Securities


As of April 2, 2001, no shareholder owned more than 5% of the Fund's outstanding equity securities. E*TRADE Asset Management, Inc., the Fund's investment advisor, is a Delaware corporation and is wholly owned by E*TRADE Group, Inc. Its address is 118 King Street, San Francisco, CA 94107.

As of the date of this SAI, the Trustees and Officers of the Fund as a group owned less than 1% of the Fund's equity securities.



INVESTMENT MANAGEMENT


Investment Advisor. Under an investment advisory agreement ("Investment Advisory Agreement") with the Fund, E*TRADE Asset Management, Inc. ("E*TRADE Asset Management" or "Investment Advisor"), a registered investment adviser, provides investment advisory services to the Fund. The Investment Advisor is a wholly owned subsidiary of E*TRADE Group, Inc. and is located at 118 King Street, San Francisco, CA 94107. The Investment Advisor commenced operating in February 1999. As of April 2, 2001, the Investment Advisor provided investment advisory services for over $386 million in assets.

Subject to the general supervision of the E*TRADE Funds' Trust's Board of Trustees and in accordance with the investment objective, policies and restrictions of the Fund, the Investment Advisor provides the Fund with ongoing investment management guidance, policy direction and monitoring of the Fund and any sub-advisers pursuant to an investment advisory agreement. For its advisory services, the Fund pays the Investment Advisor an investment advisory fee at an annual rate equal to 0.25% of the Fund's average daily net assets. The Investment Advisor retains a portion of that fee not paid to BGFA, as described below. The Fund paid the Investment Advisor approximately $14,668 and $193,558 for its investment advisory services to the Fund in 1999 and 2000, respectively.

Sub-Advisor to the Fund. The Investment Advisor has entered into a sub-advisory agreement ("Sub-Advisory Agreement") with Barclays Global Fund Advisors ("BGFA"). BGFA is a direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC) and is located at 45 Fremont Street, San Francisco, California 94105. Barclays Global Investors has provided asset management, administration and advisory services for over 25 years. As of December 31, 2000, Barclays Global Investors and its affiliates, including BGFA, provided investment advisory services for over $801.7 billion of assets.

Under the Sub-Advisory Agreement, BGFA is responsible for the day-to-day management of the Fund's assets pursuant to the Fund's investment objective and restrictions. For its services, BGFA receives a fee from the Investment Advisor at an annual rate equal to 0.20% of the Fund's average daily net assets on amounts up to $200 million; 0.15% of daily net assets on amounts between $200 million and $500 million; and 0.12% of daily net assets on amounts above $500 million. Additionally, Barclays is entitled to receive a minimum annual fee of $40,000. The Sub-Advisory Agreement is subject to the same Board of Trustees' approval, oversight and renewal as the Investment Advisory Agreement.


BGFA has agreed to provide to the Fund, among other things, analysis and statistical and economic data and information concerning the compilation of the GSEC Index, including portfolio composition.


Both the Investment Advisory Agreement and the Sub-Advisory Agreement will continue in effect for more than two years provided the continuance is approved annually (i) by the holders of a majority of the Fund's outstanding voting securities or by the Fund's Board of Trustees and (ii) by a majority of the Trustees of the Fund who are not parties to the Investment Advisory Agreement or the Sub-Advisory Agreement or interested persons of any such party. Both the Investment Advisory Agreement and the Sub-Advisory Agreement may be terminated on 60 days' written notice any such party and will terminate automatically if assigned.


Asset allocation, index and modeling strategies are employed by BGFA for other investment companies and accounts advised or sub-advised by BGFA. If these strategies indicate particular securities should be purchased or sold at the same time by the Fund and one or more of these investment companies or accounts, available investments or opportunities for sales will be allocated equitably to each by BGFA. In some cases, these procedures may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.


SERVICE PROVIDERS

Principal Underwriter. E*TRADE Securities, Inc., 4500 Bohannon Drive, Menlo Park, CA 94025, is the Fund's principal underwriter. The underwriter is a wholly owned subsidiary of E*TRADE Group, Inc.


Administrator of the Fund. E*TRADE Asset Management, the Fund's Investment Advisor, also serves as the Fund's administrator. As the Fund's administrator,
E*TRADE Asset Management provides administrative services directly or through sub-contracting, including: (i) coordinating the services performed by the investment advisor, transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; (ii) preparing or supervising the preparation of periodic reports to the Fund's shareholders; (iii) generally supervising regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and other federal or state governmental agencies; and (iv) monitoring and reviewing the Fund's contracted services and expenditures. E*TRADE Asset Management also furnishes office space and certain facilities required for conducting the business of the Fund. Pursuant to an administrative services agreement with the Fund, E*TRADE Asset Management receives a fee equal to 0.70% of the average daily net assets of the Fund. E*TRADE Asset Management is responsible under that agreement for all expenses otherwise payable by the Fund, other than the advisory fees (including subadvisory fees), E*TRADE Asset Management's compensation pursuant to the administrative services agreement and any expenses of any "master" fund in which the Fund may invest. The Fund paid the Administrator approximately $41,070 and $541,963 for its administrative services to the Fund in 1999 and 2000, respectively.

Custodian, Fund Accounting Services Agent and Sub-administrator. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian of the assets of the Fund. As a result, IBT has custody of all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by the officers of the Fund. The custodian has no responsibility for any of the investment policies or decisions of the Fund. IBT also acts as the Fund's Accounting Services Agent. IBT also serves as the Fund's sub-administrator, under an agreement among IBT, the Trust and E*TRADE Asset Management, providing management reporting and treasury administration and financial reporting to Fund management and the Fund's Board of Trustees and preparing income tax provisions and tax returns. IBT is compensated for its services by E*TRADE Asset Management.

Transfer Agent and Dividend Disbursing Agent. PFPC, Inc. 400 Bellevue Parkway, Wilmington, DE 19809, acts as transfer agent and dividend-disbursing agent for the Fund.


Retail Shareholder Servicing Agent. Under a Retail Shareholder Servicing Agreement with E*TRADE Securities and E*TRADE Asset Management, E*TRADE Securities, 4500 Bohannon Drive, Menlo Park, CA 94025, acts as shareholder servicing agent for the Fund. As shareholder servicing agent, E*TRADE Securities provides personal services to the Fund's shareholders and maintains the Fund's shareholder accounts. Such services include: (i) providing to an approved shareholder mailing agent for the purpose of providing certain Fund-related materials the names and contact information of all shareholders; (ii) delivering current Fund prospectuses, statements of additional information, annual and other periodic reports upon shareholder requests; (iii) delivering statements to shareholders on a monthly basis; (iv) producing and providing confirmation statements reflecting purchases and redemptions; (v) answering shareholder inquiries regarding, among other things, share prices, account balances, dividend amounts and dividend payment dates; (vi) communicating purchase, redemption and exchange orders reflecting orders received from shareholders;
(vii) preparing and filing with the appropriate governmental agencies returns and reports required to be reported for dividends and other distributions made, amounts withheld on dividends and other distributions and payments under applicable federal and state laws, rules and regulations, and, as required, gross proceeds of sales transactions; and (viii) providing such other related services as the Fund or a shareholder may reasonably request, to the extent permitted by applicable law.


Independent Accountants. Deloitte & Touche LLP, 350 South Grand Avenue, Los Angeles, CA 90071-3462, acts as independent accountants for the Fund. Deloitte & Touche LLP is responsible for auditing the annual financial statements of the Fund.


Legal Counsel. Dechert, 1775 Eye Street N.W., Washington, DC 20006-2401, acts as legal counsel for the Fund.


PORTFOLIO TRANSACTIONS AND BROKERAGE SELECTION


The Fund has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Pursuant to the Sub-Advisory Agreement and subject to policies as may be established by the Fund's Board of Trustees, BGFA, as sub-advisor, is responsible for the Fund's investment portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Fund to obtain the best results taking into account the broker/dealer's general execution and operational facilities, the type of transaction involved and other factors such as the broker/dealer's risk in positioning the securities involved. While BGFA generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.


Purchase and sale orders of the securities held by the Fund may be combined with those of other accounts that BGFA manages, and for which they have brokerage placement authority, in the interest of seeking the most favorable overall net results. When BGFA determines that a particular security should be bought or sold for the Fund and other accounts managed by BGFA, BGFA undertakes to allocate those transactions among the participants equitably.

Under the 1940 Act, persons affiliated with the Fund, BGFA and their affiliates are prohibited from dealing with the Fund as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.


Except in the case of equity securities purchased by the Fund, purchases and sales of securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Fund also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, money market securities, adjustable rate mortgage securities ("ARMS"), municipal obligations, and collateralized mortgage obligations ("CMOs") are traded on a net basis and do not involve brokerage commissions. The cost of executing the Fund's investment portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Commissions and spreads paid by the Fund may have the effect of reducing the total returns of the Fund.


Purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, affiliates of BGFA or Barclays. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

In placing orders for portfolio securities of the Fund, BGFA is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that BGFA seeks to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While BGFA generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. In executing portfolio transactions and selecting brokers or dealers, BGFA seeks to obtain the best overall terms available for the Fund. In assessing the best overall terms available for any transaction, BGFA considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. Rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Fund's Board.

Certain of the brokers or dealers with whom the Fund may transact business offer commission rebates to the Fund. BGFA considers such rebates in assessing the best overall terms available for any transaction. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commission paid by other institutional investors for comparable services.


Brokerage Commission. The Fund paid brokerage commissions in the dollar amounts of $9,255 and $22,305 for the fiscal year ended December 31, 1999 and December 31, 2000, respectively. None of the brokerage commissions were paid to affiliated brokers.



ORGANIZATION, DIVIDEND AND VOTING RIGHTS

The Fund is a non-diversified series of E*TRADE Funds (the "Trust"), an open-end investment company, organized as a Delaware business trust on November 4, 1998. The Trust may issue additional series and classes.

All shareholders may vote on each matter presented to shareholders. Fractional shares have the same rights proportionately as do full shares. Shares of the Trust have no preemptive, conversion, or subscription rights. All shares, when issued, will be fully paid and non-assessable by the Trust. If the Trust issues additional series, each series of shares will be held separately by the custodian, and in effect each series will be a separate fund.

All shares of the Trust have equal voting rights. Approval by the shareholders of a fund is effective as to that fund whether or not sufficient votes are received from the shareholders of the other investment portfolios to approve the proposal as to those investment portfolios.

Generally, the Trust will not hold an annual meeting of shareholders unless required by the 1940 Act. The Trust will hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

Each share of the Fund represents an equal proportional interest in the Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Trustee's office.

Under Delaware law, the shareholders of the Fund are not generally subject to liability for the debts or obligations of the Trust. Similarly, Delaware law provides that a series of the Trust will not be liable for the debts or obligations of any other series of the Trust. However, no similar statutory or other authority limiting business trust shareholder liability exists in other states or jurisdictions. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of courts of such other states or jurisdictions, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of a series of the Trust. Notice of such disclaimer will generally be given in each agreement, obligation or instrument entered into or executed by a series or the Trustees. The Declaration of Trust also provides for indemnification by the relevant series for all losses suffered by a shareholder as a result of an obligation of the series. In view of the above, the risk of personal liability of shareholders of a Delaware business trust is remote.


The Fund commenced operations on October 22, 1999. Like any venture, there can be no assurance that the Fund as an enterprise will be successful or will continue to operate indefinitely.



SHAREHOLDER INFORMATION

Shares are sold through E*TRADE Securities.

Pricing of Fund Shares and Fund Assets. The net asset value of the Fund will be determined as of the close of trading on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is open for trading Monday through Friday except on national holidays observed by the NYSE. Assets in which the Fund invests may trade and fluctuate in value after the close and before the opening of the NYSE.

Investments are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. If there is no sale that day then the value will be based on the most recent bid prices. Other securities that are traded on the OTC markets are priced using NASDAQ (National Association of Securities Dealers Automated Quotations), which provides information on bid and asked prices quoted by major dealers in such stocks at a price that is the mean between the closing bid and asked prices. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Fund's Board. Puts, calls and futures contracts purchased and held by the Fund are valued at the close of the securities or commodities exchanges on which they are traded. Redeemable securities purchased by the Fund issued by a registered open-end investment company are valued at their net asset value per share.

Telephone and Internet Redemption Privileges. The Fund employs reasonable procedures to confirm that instructions communicated by telephone or the Internet are genuine. The Fund may not be liable for losses due to unauthorized or fraudulent instructions. Such procedures include but are not limited to requiring a form of personal identification prior to acting on instructions received by telephone or the Internet, providing written confirmations of such transactions to the address of record, tape recording telephone instructions and backing up Internet transactions.

Retirement Plans. You can find information about the retirement plans offered by E*TRADE Securities by accessing our Website. You may fill out an IRA application online or request our IRA application kit by mail.


TAXATION

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Taxation of the Fund. The Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

As a regulated investment company, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Fund intends to distribute substantially all of such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement.

Distributions. Distributions of investment company taxable income (including net short-term capital gains) are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by the Fund as capital gain dividends, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received. A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.


Foreign Taxes. The Fund may be subject to certain taxes imposed by the countries in which it invests or operates. If the Fund qualifies as a regulated investment company and if more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stocks or securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign taxes paid by the Fund that qualify as income or similar taxes under U.S. income tax principles as having been paid by the Fund's shareholders. For any year for which the Fund makes such an election, each shareholder will be required to include in its gross income an amount equal to its allocable share of such taxes paid by the Fund and the shareholders will be entitled, subject to certain limitations, to credit their portions of these amounts against their U.S. federal income tax liability, if any, or to deduct their portions from their U.S. taxable income, if any. No deduction for foreign taxes may be claimed by individuals who do not itemize deductions. In any year in which it elects to "pass through" foreign taxes to shareholders, the Fund will notify shareholders within 60 days after the close of the Fund's taxable year of the amount of such taxes and the sources of its income. The Fund does not expect to pass through foreign taxes to its shareholders.


Generally, a credit for foreign taxes paid or accrued is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, the source of the Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities may have to be treated as derived from U.S. sources and certain currency fluctuation gains, including Section 988 gains (defined below), may have to be treated as derived from U.S. sources. The limitation of the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from the Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be applied to offset no more than 90% of the alternative minimum tax imposed on corporations and individuals.

The foregoing is only a general description of the foreign tax credit. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

Dispositions. Upon a redemption, sale or exchange of shares of the Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for not more than one year. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such distribution.


Equalization. The Fund may use the so-called "tax equalization method" to allocate a portion of earnings and profits to redemption proceeds. This method is intended to permit the Fund to achieve more balanced distributions for both continuing and departing shareholders. Continuing shareholders should realize tax savings or deferrals through this method, and departing shareholders will not have their tax obligations changed. Although using this method will not affect the Fund's total returns, it may reduce the amount that otherwise would be distributable to continuing shareholders by reducing the effect of redemptions on dividend and distribution amounts.


Backup Withholding. The Fund generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

Other Taxation. Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation.

Market Discount. If the Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

Original Issue Discount. Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

Options, Futures and Forward Contracts. Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which the Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

Transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Constructive Sales. Under certain circumstances, the Fund may recognize gain from a constructive sale of an "appreciated financial position" it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

Section 988 Gains or Losses. Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his or her Fund shares.

Passive Foreign Investment Companies. The Fund may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.


UNDERWRITER


Distribution of Securities. Under a Distribution Agreement with the Fund ("Distribution Agreement"), E*TRADE Securities Inc., 4500 Bohannon Drive, Menlo Park, CA 94025, acts as underwriter for the continuous offering of the Fund's shares. The Fund pays no compensation to E*TRADE Securities, Inc. for its distribution services. The Distribution Agreement provides that the Distributor will use its best efforts to distribute the Fund's shares.


The Fund is a no-load fund, therefore investors pay no sales charges when buying, exchanging or selling shares of the Fund. The Distribution Agreement further provides that the Distributor will bear any costs of printing prospectuses and shareholder reports which are used for selling purposes, as well as advertising and any other costs attributable to the distribution of the Fund's shares. The Distributor is a wholly owned subsidiary of E*TRADE Group, Inc. The Distribution Agreement is subject to the same termination and renewal provisions as are described above with respect to the Advisory Agreement.


PERFORMANCE INFORMATION

The Fund may advertise a variety of types of performance information as more fully described below. The Fund's performance is historical and past performance does not guarantee the future performance of the Fund. From time to time, the Investment Advisor may agree to waive or reduce its management fee and/or to reimburse certain operating expenses of the Fund. Waivers of management fees and reimbursement of other expenses will have the effect of increasing the Fund's performance.

Average Annual Total Return. The Fund's average annual total return quotation will be computed in accordance with a standardized method prescribed by rules of the SEC. The average annual total return for the Fund for a specific period is calculated as follows:

P(1+T)(To the power of n) = ERV

Where:

P = a hypothetical initial payment of $1,000
T = average annual total return
N = number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the applicable period at the end of the period.

The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period and all recurring fees charges to all shareholder accounts are included.

Total Return. Calculation of the Fund's total return is not subject to a standardized formula. Total return performance for a specific period will be calculated by first taking an investment (assumed below to be $1,000) ("initial investment") in the Fund's shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value of the Fund on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

Cumulative Total Return. Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns and cumulative total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

Distribution Rate. The distribution rate for the Fund would be computed, according to a non-standardized formula by dividing the total amount of actual distributions per share paid by the Fund over a twelve month period by the Fund's net asset value on the last day of the period. The distribution rate differs from the Fund's yield because the distribution rate includes distributions to shareholders from sources other than dividends and interest, such as short-term capital gains. Therefore, the Fund's distribution rate may be substantially different than its yield. Both the Fund's yield and distribution rate will fluctuate.

Yield. The yield would be calculated based on a 30-day (or one-month) period, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the result, according to the following formula:

YIELD = 2[(a-b+1)(To the power of 6)-1],
           ---
           cd

where:

a = dividends and interest earned during the period;
b = expenses accrued for the period (net of reimbursements);
c = the average daily number of shares outstanding during the period that were entitled to receive dividends;
d = the maximum offering price per share on the last day of the period.

The net investment income of a Fund includes actual interest income, plus or minus amortized purchase discount (which may include original issue discount) or premium, less accrued expenses. Realized and unrealized gains and losses on portfolio securities are not included in a Fund's net investment income.

Performance Comparisons:

Certificates of Deposit. Investors may want to compare the Fund's performance to that of certificates of deposit offered by banks and other depositary institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of the deposits prior to maturity normally will be subject to a penalty. Rates offered by banks and other depositary institutions are subject to change at any time specified by the issuing institution.

Money Market Funds. Investors may also want to compare performance of the Fund to that of money market funds. Money market fund yields will fluctuate and shares are not insured, but share values usually remain stable.

Lipper Analytical Services, Inc. ("Lipper") and Other Independent Ranking Organizations. From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund may be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. The Fund's performance may also be compared to the average performance of its Lipper category.

Morningstar, Inc. The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which rates funds on the basis of historical risk and total return. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Ratings are not absolute and do not represent future results.

Independent Sources. Evaluations of fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund, especially those with similar objectives. Sources for fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Smart Money, Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Barron's, and a variety of investment newsletters.

Indices. The Fund may compare its performance to a wide variety of indices. There are differences and similarities between the investments that the Fund may purchase and the investments measured by the indices.

Historic data on the GSEC Index may be used to promote the Fund. The historical GSEC Index data presented from time to time is not intended to suggest that an investor would have achieved comparable results by investing in any one equity security or in managed portfolios of equity securities, such as the Fund, during the periods shown.

Historical Asset Class Returns. From time to time, marketing materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, common stocks, and small stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.

Portfolio Characteristics. In order to present a more complete picture of the Fund's portfolio, marketing materials may include various actual or estimated portfolio characteristics, including but not limited to median market capitalizations, earnings per share, alphas, betas, price/earnings ratios, returns on equity, dividend yields, capitalization ranges, growth rates, price/book ratios, top holdings, sector breakdowns, asset allocations, quality breakdowns, and breakdowns by geographic region.

Measures of Volatility and Relative Performance. Occasionally statistics may be used to specify fund volatility or risk. The general premise is that greater volatility connotes greater risk undertaken in achieving performance. Measures of volatility or risk are generally used to compare the Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market as represented by the Standard & Poor's 500 Stock Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is a statistical tool that measures the degree to which a fund's performance has varied from its average performance during a particular time period.


Standard deviation is calculated using the following formula:

      Standard deviation = the square root of  S(xi - xm)2
                                                ----------
                                                   n-1

Where:     S = "the sum of",

     xi = each individual return during the time period, xm = the average return over the time period, and n = the number of individual returns during the time period.

Statistics may also be used to discuss the Fund's relative performance. One such measure is alpha. Alpha measures the actual return of a fund compared to the expected return of a fund given its risk (as measured by beta). The expected return is based on how the market as a whole performed, and how the particular fund has historically performed against the market. Specifically, alpha is the actual return less the expected return. The expected return is computed by multiplying the advance or decline in a market representation by the Fund's beta. A positive alpha quantifies the value that the fund manager has added, and a negative alpha quantifies the value that the fund manager has lost. Other measures of volatility and relative performance may be used as appropriate. However, all such measures will fluctuate and do not represent future results.

Discussions of economic, social, and political conditions and their impact on the Fund may be used in advertisements and sales materials. Such factors that may impact the Fund include, but are not limited to, changes in interest rates, political developments, the competitive environment, consumer behavior, industry trends, technological advances, macroeconomic trends, and the supply and demand of various financial instruments. In addition, marketing materials may cite the portfolio management's views or interpretations of such factors.


GOLDMAN, SACHS & CO.

The Fund relies on a license related to the GSEC Index. In the absence of the license, the Fund may not be able to pursue its investment objective. Although not currently anticipated, the license can be terminated.

The Fund is not sponsored, endorsed sold or promoted by Goldman, Sachs & Co. or any of its affiliates. Neither Goldman, Sachs & Co. nor any of its affiliates makes any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the GSEC Index to track the e-commerce stock market performance. Goldman, Sachs & Co.'s only relationship to E*TRADE Asset Management or the Fund is the licensing of certain trademarks and trade names of Goldman, Sachs & Co. and of the GSEC Index which is determined, composed and calculated by Goldman, Sachs & Co. without regard to E*TRADE Asset Management or the Fund. Goldman, Sachs & Co. has no obligation to take the needs of E*TRADE Asset Management, the Fund or the shareholders into consideration in determining, composing or calculating the GSEC Index. Goldman, Sachs & Co. is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of shares of the Fund or in the determination or calculation of the redemption price per share. Goldman, Sachs & Co. has no obligation or liability in connection with the administration, marketing or trading of the Fund.

Goldman, Sachs & Co. does not guarantee the accuracy and/or the completeness of the GSEC Index or any data included therein and Goldman, Sachs & Co. hereby expressly disclaims any and all liability for any errors, omissions, or interruptions therein. Goldman, Sachs & Co. makes no warranty, express or implied, as to results to be obtained by the Fund, the shareholders, or any other person or entity from the use of the GSEC Index or any data included therein. Goldman, Sachs & Co. makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the GSEC Index or any data included therein. Without limiting any of the foregoing, in no event shall Goldman, Sachs & Co. have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

                                    APPENDIX

     Description of certain ratings assigned by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff") and IBCA Inc. and IBCA Limited ("IBCA"):

S&P

Bond Ratings

"AAA"

     Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

"AA"

     Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

"A"

     Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

"BBB"

     Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

"BB, B, CCC, CC or C"

     Bonds rated "BB, B, CCC, CC or C" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse debt conditions.

"C1"

     Bonds rated "C1" is reserved for income bonds on which no interest is being paid.

"D"

     Bonds rated "D" are in default and payment of interest and/or payment of principal is in arrears.

     S&P's letter ratings may be modified by the addition of a plus (+) or minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the AAA (Prime Grade) category.

Commercial Paper Rating

     The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's

Bond Ratings

"Aaa"

     Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa"

     Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

"A"

     Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Baa"

     Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

"Ba"

     Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

"B"

     Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

"Caa"

     Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

"Ca"

     Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

"C"

     Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies the numerical modifiers "1", "2" and "3" to show relative standing within the major rating categories, except in the "Aaa" category. The modifier "1" indicates a ranking for the security in the higher end of a rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of a rating category.

Commercial Paper Rating

     The rating ("P-1") Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers of "P-1" paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers (or relating supporting institutions) rated ("P-2") Prime-2 have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch

Bond Ratings

     The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

"AAA"

     Bonds rated "AAA" are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

"AA"

     Bonds rated "AA" are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short- term debt of these issuers is generally rated "F-1+".

"A"

     Bonds rated "A" are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

"BBB"

     Bonds rated "BBB" are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

Short-Term Ratings

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

"F-1+"

     Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

"F-1"

     Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

"F-2"

     Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.

Duff

Bond Ratings

"AAA"

     Bonds rated AAA are considered highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

"AA"

     Bonds rated AA are considered high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

"A"

     Bonds rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

"BBB"

     Bonds rated BBB are considered to have below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

     Plus (+) and minus (-) signs are used with a rating symbol (except AAA) to indicate the relative position of a credit within the rating category.

Commercial Paper Rating

     The rating "Duff-1" is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated "Duff-2" is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

IBCA

Bond and Long-Term Ratings

     Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations for which there is a very low expectation of investment risk are rated AA by IBCA. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

Commercial Paper and Short-Term Ratings

     The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

International and U.S. Bank Ratings

     An IBCA bank rating represents IBCA's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, IBCA assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or shareholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent IBCA's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

118 King Street
San Francisco, CA 94107
Telephone: (650) 331-6000
Toll-Free: (800) 786-2575
Internet:   http://www.etrade.com

                                  E*TRADE FUNDS

                          E*TRADE TECHNOLOGY INDEX FUND


                          Prospectus dated May 1, 2001

This Prospectus concisely sets forth information about the E*TRADE Technology Index Fund ("Fund") that an investor needs to know before investing. Please read this Prospectus carefully before investing, and keep it for future reference. The Fund is a series of E*TRADE Funds.


Objectives, Goals and Principal Strategies.

The Fund's investment objective is to match, before fees and expenses, the total return of the stocks making up the Goldman Sachs Technology (GSTI(TM) Composite) Index. The Fund seeks to achieve its objective by investing substantially all of its assets in the same stocks and in substantially the same percentages as the securities that comprise the GSTI Composite Index.

Eligible Investors.


This Fund is designed and built specifically for on-line investors. In order to be a shareholder of the Fund, you need to have an account with E*TRADE Securities, Inc. ("E*TRADE Securities") or hold shares through a qualified employee benefit plan. In addition, the Fund requires you to consent to receive all information about the Fund electronically. If you wish to rescind this consent or close your E*TRADE Securities account, the Fund will redeem all of your shares in your Fund account. The Fund is designed for long-term investors and the value of the Fund's shares will fluctuate over time. The Fund is a true no-load fund, which means you pay no sales charges or 12b-1 fees.


About E*TRADE.

E*TRADE Group, Inc. ("E*TRADE") is the direct parent of E*TRADE Asset Management, Inc., the Fund's investment advisor. E*TRADE, through its group companies, is a leader in providing secure online investing services. E*TRADE's focus on technology has enabled it to eliminate traditional barriers, creating one of the most powerful and economical investing systems for the self-directed investor. To give you ultimate convenience and control, E*TRADE offers electronic access to your account virtually anywhere, at any time.

An investment in the Fund is:

o    not insured by the Federal Deposit Insurance Corporation;

o not a deposit or other obligation of, or guaranteed by, E*TRADE Bank and its affiliates; and

o    subject to investment risks, including loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


                          Prospectus dated May 1, 2001

                                TABLE OF CONTENTS




FEES AND EXPENSES.............................................................5

INVESTMENT OBJECTIVE, STRATEGIES AND RELATED RISKS............................7

FUND MANAGEMENT...............................................................8

PRICING OF FUND SHARES........................................................9

HOW TO BUY, SELL AND EXCHANGE SHARES..........................................10

DIVIDENDS AND OTHER DISTRIBUTIONS.............................................15

TAX CONSEQUENCES..............................................................15

FINANCIAL HIGHLIGHTS..........................................................17

RISK/RETURN SUMMARY

This is a summary. You should read this section along with the rest of this Prospectus.

Investment Objectives/Goals

The Fund's investment objective is to match, before fees and expenses, the total return of the stocks making up the GSTI Composite Index.*

Principal Strategies

The Fund seeks to achieve its investment objective by investing substantially all of its assets in the same stocks and in substantially the same percentages as the securities that comprise the GSTI Composite Index. The Fund seeks to match, before fees and expenses, the total return performance of publicly traded common stocks in the aggregate, as represented by the GSTI Composite Index. The GSTI Composite Index is one of the broadest measures of U.S. traded technology stocks available. The GSTI Composite Index generally includes over 175 companies representing six different segments of the U.S. technology marketplace selected by Goldman Sachs & Co. (including hardware, internet, multi-media networking, semiconductors, services, and software). The GSTI Composite Index primarily consists of stocks of companies in the technology industry with capitalizations of at least $1 billion. However, it may also include companies with smaller capitalizations.

Generally, the Fund attempts to be fully invested at all times in securities comprising the GSTI Composite Index. The Fund also may invest up to 10% of its total assets in futures and options on stock index futures, covered by liquid assets and in high-quality money market instruments to provide liquidity for redemptions.

Principal Risks

The price of stocks, particularly technology stocks, may rise and fall daily. The GSTI Composite Index represents a significant segment of the U.S. market of technology stocks. Thus, the GSTI Composite Index may also rise and fall daily. As with any stock investment, the value of your investment in the Fund will fluctuate, meaning you could lose money.

There is no assurance that the Fund will achieve its investment objective. The GSTI Composite Index may not appreciate, and could depreciate, during the time you are invested in the Fund, even if you are a long-term investor.


*"GSTI(TM)" is a trademark of Goldman, Sachs & Co. and has been licensed for use by E*TRADE Asset Management, Inc. for use in connection with the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Goldman, Sachs & Co. or any of its affiliates and neither Goldman, Sachs & Co. nor any of its affiliates makes any representation regarding the advisability of investing in the Fund.

The Fund is limited in investment to industry segments of the U.S. stock market that are generally associated with technology. Greater risk and increased volatility is associated with investments in segments of the stock market (as opposed to investments in a broader range of industries). The Fund is non-diversified which means that the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in market value of a single issuer or a limited number of issuers. Such a focused investment strategy may increase the volatility of the Fund's investment results because it may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund. The technology segment can be affected by specific risks including: aggressive product prices due to competition pressure from numerous market entrants, short product cycles and product obsolescence, among others.

The Fund cannot as a practical matter own all the stocks that make up the GSTI Composite Index in perfect correlation to the GSTI Composite Index itself. The use of futures and options on futures is intended to help the Fund better match the GSTI Composite Index but that may not be the result. The value of an investment in the Fund depends to a great extent upon changes in market conditions. The Fund seeks to track the GSTI Composite Index during down markets as well as during up markets. The Fund's returns will be directly affected by the volatility of the stocks making up the GSTI Composite Index.

In seeking to follow the GSTI Composite Index, the Fund will be limited as to its investments in other segments of the U.S. stock market. As a result, whenever the technology segment of the U.S. stock market performs worse than other segments, the Fund may underperform funds that have exposure to those segments of the market. Likewise, whenever technology stocks fall behind other types of investments--bonds, for instance--the Fund's performance also will lag behind those investments. The Fund may also invest in securities of foreign issuers to the extent that such issuers are included in the GTSI Composite Index.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Shares of the Fund involve investment risks, including the possible loss of principal.

Performance


The bar chart and table that follow provide some indication of the risks of investing in the Fund by comparing the Fund's performance with two broad measures of market performance, the GSTI Index and the Standard & Poor's 500 Index ("S&P 500 Index"). The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

                            [Bar chart appears here]

                                      2000
                                    -------
                                    -38.02%


Best quarter (% and time period)          Worst quarter (% and time period)
42.16% (4th Quarter 1999)                 -34.9% (4th Quarter 2000)



            -----------------------------------------------------------
                          Average Annual Total Returns
                                         One Year      Since
                                                       Inception
            E*TRADE Technology Index        -38.02%        -8.45%
            Fund
            GSTI Index*                     -37.84%        -8.26%***
            S&P 500 Index**                 -9.39%          1.17%***
            -----------------------------------------------------------

* The GSTI Index is an unmanaged index of common stocks which include reinvestment of dividends. An investor cannot invest directly in an index.

** The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies and includes reinvestment of dividends. An investor cannot invest directly in an index.

*** The Fund commenced operations on August 13, 1999. Index comparisons begin on August 31, 1999.



FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                      None
Maximum Deferred Sales Charge (Load)                                  None
Maximum Sales Charge (Load) Imposed in Reinvested
Dividends and other Distributions                                     None
Redemption Fee (as a percentage of redemption                         1.00%*
proceeds, payable only if shares are redeemed within four months of purchase)


Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                                       0.25%
Distribution (12b-1) Fees                                             None
Other Expenses (Administration)                                       0.60%**
Total Annual Fund Operating Expenses                                  0.85%


* The administration fee is payable by the Fund to its administrator, E*TRADE Asset Management, Inc.


You should also know that the Fund does not charge investors any account maintenance fees, account set-up fees, low balance fees, transaction fees or customer service fees.


E*TRADE Securities' accountholders may be subject to account maintenance, telephone transaction, low balance, wire transfer, and other customer service fees that may change from time to time and are payable to E*TRADE Securities under your E*TRADE Securities' account agreement. You will be responsible for opening and maintaining an e-mail account and internet access at your own expense.


Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 year               3 years         5 years       10 years
$89                  $279            $481          $1070


INVESTMENT OBJECTIVE, STRATEGIES AND RELATED RISKS

The Fund's investment objective is to match, before fees and expenses, the total return of the stocks making up the GTSI Composite Index.


Under normal market conditions, the Fund invests at least 90% of its total assets in the stocks making up the GSTI Composite Index. That portion of its assets is not actively managed but simply tries to match the total return of the GSTI Composite Index. The Fund attempts to achieve, in both rising and falling markets, a correlation of approximately 95% between the capitalization-weighted total return of its assets before fees and expenses and the GSTI Composite Index. A 100% correlation would mean the total return of the Fund's assets would increase and decrease exactly the same as the GSTI Composite Index. The Fund also purchases and sells futures and options on stock index futures. The Fund also may invest up to 10% of its total assets in high-quality money market instruments to provide liquidity to pay redemptions and fees, among other reasons. The Fund may also engage in securities lending of its portfolio securities.


The GSTI Composite Index is one of the broadest measures of U.S. traded technology stocks available. The GSTI Composite Index generally includes over 175 companies representing six different component segments of the U.S.
technology marketplace selected by Goldman Sachs & Co. (including hardware, internet, multi-media networking, semiconductors, services, and software). There is no limit as to how many companies are included in the GSTI Composite Index. Performance of the index is compiled by using a modified-cap weighted calculation to limit the extent that large-cap stocks can dominate the index. The GSTI Composite Index primarily consists of stocks of companies with capitalization of at least $1 billion. However, the index may include companies with smaller capitalizations. Smaller capitalized companies may be more volatile and less liquid than larger capitalized companies.

Generally, the technology industry segments may be more susceptible to effects caused by changes in the economic climate, overall market volatility, or regulatory changes. The technology industry segments are experiencing an increasing rate of innovation and competition. As such, many companies in the GSTI Composite Index are exposed to product obsolescence and downward pricing pressures which may have adverse effects on a company's stock price. While the stocks of many companies in the technology segment of the industry have experienced substantial appreciation, there can be no assurance that they will continue to appreciate, retain their current values or not depreciate.

The Fund may also invest in securities of foreign issuers to the extent such issuers are included in the GSTI Composite Index. The Fund does not anticipate investments in securities to be a significant strategy but such investments may expose the Fund to special risks and considerations not typically associated with investing in U.S. companies. Such risks may include, among others, different accounting, auditing and financial reporting standards, higher commission rates, adverse changes in regulatory structures, and political, social and monetary developments that could affect U.S. investments in foreign countries.

The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund is managed by utilizing an "indexing" investment approach to determine which securities are to be purchased or sold to replicate, to the extent feasible, the investment characteristics of the GSTI Composite Index.


Like all stock funds, the Fund's net asset value ("NAV") will fluctuate with the value of its assets. The assets held by the Fund will fluctuate based on market and economic conditions, or other factors that affect particular companies or industries.


The Fund's ability to match its investment performance to the investment performance of the GSTI Composite Index may be affected by, among other things: the Fund's expenses; the amount of cash and cash equivalents held by the Fund's investment portfolio; the manner in which the total return of the GSTI Composite Index is calculated; the timing, frequency and size of shareholder purchases and redemptions of the Fund, and the weighting of a particular stock in the GSTI Composite Index. The Fund uses cash flows from shareholder purchase and redemption activity to maintain, to the extent feasible, the similarity of its portfolio to the securities comprising the GSTI Composite Index.

As do many index funds, the Fund also may invest in futures and options transactions and other derivative securities transactions to help minimize the gap in performance that naturally exists between any index fund and its index. This gap will occur mainly because, unlike the index, the Fund incurs expenses and must keep a portion of its assets in cash for paying expenses and processing shareholders orders. By using futures, the Fund potentially can offset a portion of the gap attributable to their cash holdings. However, because some of the effect of expenses remains, the Fund's performance normally will be below that of the GSTI Composite Index. The Fund uses futures contracts to gain exposure to the GSTI Composite Index for its cash balances, which could cause the Fund to track the GSTI Composite Index less closely if the futures contracts do not perform as expected.


Due to market volatility, the Fund's performance may be subject to substantial short-term changes.



FUND MANAGEMENT


Investment Advisor. Under an investment advisory agreement ("Investment Advisory Agreement") with the Fund, E*TRADE Asset Management, Inc. ("Investment Advisor"), a registered investment adviser, provides investment advisory services to the Fund. The Investment Advisor is a wholly owned subsidiary of E*TRADE Group, Inc. and is located at 118 King Street, San Francisco, Ca 94107. The Investment Advisor commenced operating in February 1999. As of April 2, 2001, the Investment Advisor provided investment advisory services for over $386 million in assets.


Subject to general supervision of the E*TRADE Funds' Board of Trustees ("Board") and in accordance with the investment objective, policies and restrictions of the Fund, the Investment Advisor provides the Fund with ongoing investment guidance, policy direction and monitoring of the Fund pursuant to the Investment Advisory Agreement. For its advisory services, the Fund pays the Investment Advisor an investment advisory fee at an annual rate equal to 0.25% of the Fund's average daily net assets.



The Investment Advisor has entered into a subadvisory agreement ("Subadvisory Agreement") with Barclays Global Fund Advisors ("BGFA") to delegate the day-to-day discretionary management of the Fund's assets. BGFA is a direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC) and is located at 45 Fremont Street, San Francisco, California 94105. BGFA has provided asset management, administration and advisory services for over 25 years. As of December 31, 2000, Barclays Global Investors and its affiliates, including BGFA, provided investment advisory services for over $801.7 billion of assets. The Investment Advisor pays BGFA a fee out of its investment advisory fee at an annual rate equal to 0.20% of the Fund's average daily net assets on amounts up to $200 million; 0.15% of the Fund's daily net assets on amounts between $200 million and $500 million; and 0.12% of the Fund's daily net assets on amounts above $500 million. BGFA is not compensated directly by the Fund. The Subadvisory Agreement may be terminated by the Board.



PRICING OF FUND SHARES

The Fund is a true no-load fund, which means you may buy or sell shares directly at the NAV next determined after E*TRADE Securities receives your request in proper form. If E*TRADE Securities receives such request prior to the close of the New York Stock Exchange, Inc. ("NYSE") on a day on which the NYSE is open, your share price will be the NAV determined that day. The Fund's investments are valued each day the NYSE is open for business as of the close of trading on the floor of the NYSE (generally 4:00 p.m., Eastern time). The Fund reserves the right to change the time at which purchases and redemptions are priced if the NYSE closes at a time other than 4:00 p.m. Eastern time or if an emergency exists. Shares will not be priced on the days on which the NYSE is closed for trading. Foreign issuers with common shares included in the GTSI Composite may also have securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund's shares may change on days when you will not be able to purchase, redeem or exchange the Fund's shares.

Net asset value per share is computed by dividing the value of the Fund's net assets (i.e., the value of its assets less liabilities) by the total number of shares of the Fund outstanding. The Fund's assets are valued generally by using available market quotations or at fair value as determined in good faith by the Board. Expenses are accrued daily and applied when determining the NAV.


HOW TO BUY, SELL AND EXCHANGE SHARES

This Fund is designed and built specifically for on-line investors. In order to become a shareholder of the Fund, you will need to have an E*TRADE Securities account. All shares must be held in an E*TRADE Securities account and cannot be transferred to the account of any other financial institution. However, shares held by qualified employee benefit plans may be held directly with E*TRADE Funds. In addition, the Fund requires you to consent to receive all information about the Fund electronically. If you wish to rescind this consent, the Fund will redeem your position in the Fund, unless a new class of shares of the Fund has been formed for those shareholders who rescinded consent, reflecting the higher costs of paper-based information delivery. Shareholders required to redeem their shares because they revoked their consent to receive Fund information electronically may experience adverse tax consequences.


E*TRADE Securities reserves the right to deliver paper-based shareholder documents in certain circumstances, at no cost to the investor. Shareholder documents include prospectuses, statements of additional information, financial reports, proxies, confirmations and statements. Shareholders may obtain a printed copy of individual shareholder documents at no cost by contacting E*TRADE without revoking consent to electronic delivery generally.


In order to buy shares, you will need to: 1) open an E*TRADE Securities account;
2) deposit money in the account; and 3) execute an order to buy shares.

Step 1: How to Open an E*TRADE Securities Account

To open an E*TRADE Securities account, you must complete the application available through our Website (www.etrade.com). You will be subject to E*TRADE Securities' general account requirements as described in E*TRADE Securities' customer agreement.

On-line. You can access E*TRADE Securities' online application through multiple electronic gateways, including the internet, WebTV, Prodigy, AT&T Worldnet, Microsoft Investor, by GO ETRADE on CompuServe, with the keyword ETRADE on America Online and via personal digital assistant. For more information on how to access E*TRADE Securities electronically, please refer to our online assistant E*STATION at www.etrade.com available 24 hours a day.


By Mail. You can request an application by visiting the "Open an Account" area of our Website, or by calling 1-800-786-2575. Complete and sign the application. Make your check or money order payable to E*TRADE Securities, Inc. Mail to E*TRADE Securities, Inc., P.O. Box 8160, Boston, MA 02266-8160, or if by overnight mail: E*TRADE Securities, Inc., 66 Brooks Drive, Braintree, MA 02184-8160.


Telephone. Request a new account kit by calling 1-800-786-2575. E*TRADE's customer service is available 24 hours, seven days a week.

STEP 2: Funding Your Account

By check or money order. Make your check or money order payable to E*TRADE Securities, Inc. and mail it to E*TRADE Securities, Inc., P.O. Box 8160, Boston, MA 02266-8160, or if by overnight mail: E*TRADE Securities, Inc., 66 Brooks Drive, Braintree, MA 02184-8160.

In Person. Investors may visit E*TRADE Securities' self-service center in Menlo Park, California at the address on the back cover page of this prospectus between 8:00 a.m. and 5:00 p.m. (pacific time). Customer service will only accept checks or money orders made payable to E*TRADE Securities, Inc.

Wire.  Send wired funds to:

The Bank of New York
48 Wall Street
New York, NY  10286

ABA  #021000018
FBO:  E*TRADE Securities, Inc.
A/C #8900346256 for further credit to (your name and account number).

After your account is opened, E*TRADE Securities will contact you with an account number so that you can immediately wire funds.

STEP 3: Execute an Order to Buy/Sell/Exchange Shares

Minimum Investment Requirements:

For your initial investment in the Fund                           $  1,000

To buy additional shares of the Fund                              $    250

Continuing minimum investment*                                    $  1,000

To invest in the Fund for your IRA, Roth IRA,
or one-person SEP account                                         $    250

To invest in the Fund for your Education IRA account              $    250

To invest in the Fund for your UGMA/UTMA account                  $    250

To invest in the Fund for your SIMPLE, SEP-IRA,
Profit Sharing or Money Purchase Pension Plan,
or 401(a) account                                                 $    250


To invest in the Fund through a 401(k) Plan                           None


* Your shares may be automatically redeemed if, as a result of selling or exchanging shares, you no longer meet the Fund's minimum balance requirements. Before taking such action, the Fund will provide you with written notice and at least 30 days to buy more shares to bring your investment up to $1,000.

After your account is established you may use the methods described below to buy, sell or exchange shares. You can only sell funds that are held in your E*TRADE Securities account; that means you cannot "short" shares of the Fund.

Whether you are investing in the Fund for the first time or adding to an existing investment, you can generally only buy Fund shares on-line. Because the Fund's NAV changes daily, your purchase price will be the next NAV determined after the Fund receives and accepts your purchase order.


You can access the money you have invested in the Fund at any time by selling some or all of your shares back to the Fund. Please note that the Fund will assess a 1.00% fee on redemptions of Fund shares redeemed within four months of purchase. As soon as E*TRADE Securities receives the shares or the proceeds from the Fund, the transaction will appear in your account. This usually occurs the business day following the transaction, but in any event, no later than three days thereafter.


On-line.   You  can  access   E*TRADE   Securities'   secure  trading  pages  at
www.etrade.com via the internet, WebTV, Prodigy, AT&T Worldnet, Microsoft Investor, by GO ETRADE on CompuServe, with the keyword ETRADE on America Online and via personal digital assistant. By clicking on one of several mutual fund order buttons, you can quickly and easily place a buy, sell or exchange order for shares in the Fund. You will be prompted to enter your trading password whenever you perform a transaction so that we can be sure each buy or sell is secure. It is for your own protection to make sure you or your co-account holder(s) are the only people who can place orders in your E*TRADE account. When you buy shares, you will be asked to: 1) affirm your consent to receive all Fund documentation electronically, 2) provide an e-mail address and 3) affirm that you have read the prospectus. The prospectus will be readily available for viewing and printing on our Website.


No information provided on the Website is incorporated by reference into this Prospectus, unless specifically noted in this Prospectus.


Our built-in verification system lets you double-check orders before they are sent to the markets, and you can change or cancel any unfilled order subject to prior execution.


If you are already a shareholder, you may call 1-800-STOCKS5 (1-800-786-2575) to buy or sell shares by phone through an E*TRADE Securities broker for an additional fee. The fee may change from time to time and is payable to E*TRADE Securities under your E*TRADE Securities account agreement.

The Fund reserves the right to refuse a telephone redemption or exchange request if it believes it advisable to do so.


Investors will bear the risk of loss from fraudulent or unauthorized instructions received over the telephone provided that the Fund reasonably believes that such instructions are genuine. The Fund and its transfer agent employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund may incur liability if it does not follow these procedures.

Due to increased telephone volume during periods of dramatic economic or market changes, you may experience difficulty in implementing a broker-assisted telephone redemption. In these situations, investors may want to consider trading online by accessing our Website or use TELE*MASTER, E*TRADE Securities' automated telephone system, to effect such a transaction by calling 1-800-STOCKS1 (1-800-786-2571).

Signature Guarantee. For your protection, certain requests may require a signature guarantee.

A signature guarantee is designed to protect you and the Fund against fraudulent transactions by unauthorized persons. In the following instances, the Fund will require a signature guarantee for all authorized owners of an account:

1. If you transfer the ownership of your account to another individual or organization.

2.   When you submit a written redemption for more than $25,000.

3. When you request that redemption proceeds be sent to a different name or address than is registered on your account.

4.   If you add or change your name or add or remove an owner on your account.

5.   If you add or change the beneficiary on your transfer-on-death account.


For other requests or changes, access E*STATION through our Website or call 1-800-786-2575 for instructions.

You will have to wait to receive the proceeds from a redemption of your shares until the funds you used to buy them have cleared (e.g., your check has cleared).


The right of redemption may be suspended during any period in which (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays; (ii) the SEC has permitted such suspension by order; or (iii) an emergency as determined by the SEC exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.


Redemption Fee. The Fund can experience substantial price fluctuations and is intended for long-term investors. Short-term "market timers" who engage in frequent purchases, redemptions or exchanges can disrupt the Fund's investment program and increase costs. To discourage short-term trading, the Fund will assess a 1.00% fee on redemptions of Fund shares redeemed within four months of purchase. The redemption fee will also be assessed on involuntary redemptions effected by the Fund within the time period. The redemption fee will be waived for 401(k) plans and investments by other E*TRADE Funds.

Any redemption fees imposed will be paid to the Fund. The Fund will use the "first-in, first-out" (FIFO) method to determine the four month holding period. Under this method, the date of the redemption will be compared with the earliest purchase date of shares held in the account. If this holding period is less than four months, the fee will be assessed. The fee may apply to shares held through omnibus accounts or certain retirement plans.


The Fund may waive the redemption fee from time to time in its sole discretion. The Fund may also change the redemption fee and the period it applies for shares to be issued in the future.

Redemption In-Kind. The Fund reserves the right to honor any request for redemption or repurchases by making payment in whole or in part in readily marketable securities ("redemption in-kind"). These securities will be chosen by the Fund and valued as they are for purposes of computing the Fund's NAV. You may incur transaction expenses in converting these securities to cash.

Exchange. You may exchange your shares of the Fund for shares of another E*TRADE fund. An exchange is two transactions: a sale (or redemption) of shares of one fund and the purchase of shares of a different fund with the redemption proceeds. Exchange transactions generally may be effected on-line. If you are unable to make an exchange on-line for any reason (for example, due to Internet-related difficulties) exchanges by telephone will be made available. After we receive your exchange request, the Fund's transfer agent will simultaneously process exchange redemptions and exchange purchases at the share prices next determined, as further explained under "Pricing of Fund Shares." Shares still subject to a redemption fee will be assessed that fee if exchanged.

You must meet the minimum investment requirements for the E*TRADE fund into which you are exchanging or purchasing shares. The Fund reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.

Closing your account. If you close your E*TRADE Securities account, you will be required to redeem your shares in your Fund account.


Certain Institutional Investors. Certain institutional accounts, such as 401(k) plans and shares held by other E*TRADE funds, that are held directly with the Fund are not subject to a redemption fee or minimum investment requirements.



DIVIDENDS AND OTHER DISTRIBUTIONS

The Fund intends to pay dividends from net investment income quarterly and distribute capital gains, if any, annually. The Fund may make additional distributions if necessary.

Unless you choose otherwise, all your dividends and capital gain distributions will be automatically reinvested in additional Fund shares. Shares are purchased at the net asset value determined on the payment date.


TAX CONSEQUENCES

The Fund's total returns do not show the effects of income taxes on an individual's investment.

The following information is meant as a general summary for U.S. taxpayers. Please see the Fund's Statement of Additional Information for more information. You should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

The Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

The Fund will distribute substantially all of its income and gains to its shareholders every year. If the Fund declares a dividend in October, November or December but pays it in January, you may be taxed on the dividend as if you received it in the previous year.

You will generally be taxed on dividends you receive from the Fund, regardless of whether they are paid to you in cash or are reinvested in additional Fund shares. If the Fund designates a dividend as a capital gain distribution, (e.g., when the Fund has a gain from the sale of an asset the Fund held for more than 12 months), you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares.

If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax advisor about investment through a tax-deferred account.

There may be tax consequences to you if you dispose of your Fund shares, for example, through redemption, exchange or sale. You will generally have a capital gain or loss from a disposition. The amount of the gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you hold them. For example, if you sold at a gain Fund shares that you had held for more than one year as a capital asset, then your gain would be taxed at the long-term capital gains tax rate.

The Fund will send you a tax report each year that will tell you which dividends must be treated as ordinary income and which (if any) are long-term capital gain.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since the Fund's inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.

--------------------------------------------------------------------------------

                                                                     Period from
                                                                         8/13/99
                                                                   (commencement
                                                   Year                 of
                                                   ended            operations)
                                                 12/31/00             through
                                                                        12/31/99
                                                 ----------        -------------

Net asset value, beginning of period...........  $ 14.21               $ 10.00
Income from investment operations:
   Net investment loss.........................   (0.08)
                                                                         (0.01)
   Net realized and unrealized gain (loss) on     (5.32)
   investments                                                            4.75
Total income (loss) from investment operations.   (5.40)                  4.74

Distribution to Shareholders:
   Distributions from net realized gains.......    (0.65)                (0.58)

Redemption fees added to paid-in-capital.......     0.05                  0.05

Net asset value, end of period.................   $ 8.21               $ 14.21


Total return...................................   (38.02%)             47.71%(1)

Ratios/Supplemental data:
   Net assets, end of period (000s omitted)....  $ 55,514            $ 44,971
   Ratio of expenses to average net assets.....    0.85%(3)          0.85%(2)(3)
   Ratio of net investment income to average
   net assets                                     (0.70%)           (0.49%)(2)
   Portfolio turnover rate.....................   27.82%             35.77%(1)

(1) For the period August 13, 1999 (commencement of operations) to December 31, 1999 and not indicative of a full year's operating results.

(2) Annualized.

(3) The Investment Advisor voluntarily agreed to pay the non-affiliated Trustee expenses for the Fund for the period August 13, 1999 (commencement of operations) through May 9, 2000. Even if such action had not been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.85% for the period from August 13, 1999 (commencement of operations) through December 31, 1999 and for the year ended December 31, 2000.

[Outside back cover page.]


The Statement of Additional Information for the Fund, dated May 1, 2001 ("SAI"), contains further information about the Fund. The SAI is incorporated into this Prospectus by reference (that means it is legally considered part of this Prospectus). Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its fiscal year.

The SAI and the most recent annual report (dated December 31, 2000) and semi-annual report (when available) may be obtained without charge, at our Website (www.etrade.com). Information on the Website is not incorporated by reference into this Prospectus unless specifically noted. Shareholders will be notified when a prospectus, prospectus update, amendment, annual or semi-annual report is available. Shareholders may also call the toll-free number listed below for additional information or with any inquiries.

Further information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may call 202-942-8090 for information about the operations of the public reference room. Reports and other information about the Fund are also available on the SEC's Internet site at http://www.sec.gov or copies can be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.


E*TRADE Securities, Inc.
4500 Bohannon Drive
Menlo Park, CA  94025
Telephone: (650) 331-6000
Toll-Free: (800) 786-2575
http://www.etrade.com



Investment Company Act File No.: 811-09093
112216.13.03

                                  E*TRADE FUNDS

                          E*TRADE TECHNOLOGY INDEX FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                Dated May 1, 2001

This Statement of Additional Information ("SAI") is not a prospectus and should be read together with the Prospectus dated May 1, 2001 (as amended from time to time), for the E*TRADE Technology Index Fund ("Fund"), a separate series of E*TRADE Funds. Unless otherwise defined herein, capitalized terms have the meanings given to them in the Fund's Prospectus.

To obtain a free copy of the Fund's Prospectus and the Fund's most recent semi-annual report to shareholders (when available) and annual report (dated
December 31, 2000 and incorporated herein by reference), please access our Website online (www.etrade.com) or call our toll-free number at (800) 786-2575. Other information on the Website is not incorporated by reference into this SAI unless specifically noted. Only customers of E*TRADE Securities, Inc. who consent to receive all information about the Fund electronically may invest in the Fund.

                                TABLE OF CONTENTS

                                                                          Page

FUND HISTORY.................................................................3

THE FUND.....................................................................3

INVESTMENT STRATEGIES AND RISKS..............................................3

FUND POLICIES...............................................................11

TRUSTEES AND OFFICERS.......................................................13

INVESTMENT MANAGEMENT.......................................................18

SERVICE PROVIDERS...........................................................20

PORTFOLIO TRANSACTIONS AND BROKERAGE SELECTION..............................21

ORGANIZATION, DIVIDEND AND VOTING RIGHTS....................................23

SHAREHOLDER INFORMATION.....................................................24

TAXATION....................................................................25

UNDERWRITER.................................................................30

PERFORMANCE INFORMATION.....................................................31

GOLDMAN, SACHS & CO.........................................................35

APPENDIX....................................................................37

FUND HISTORY

The E*TRADE Technology Fund (the "Fund") is a non-diversified series of E*TRADE Funds (the "Trust"). The Trust is organized as a Delaware business trust and was formed on November 4, 1998.


THE FUND

The Fund is classified as an open-end, management investment company. The Fund's investment objective is to match, before fees and expenses, the total return of the stocks making up the Goldman Sachs Technology (GSTI(TM) Composite) Index.* This investment objective is fundamental and therefore, cannot be changed without approval of a majority (as defined in the Investment Company Act of 1940, as amended, and the Rules thereunder ("1940 Act")) of the Fund's outstanding voting interests.

The Fund seeks to achieve its objective by investing substantially all of its assets in the same stocks and in substantially the same percentages as the securities that comprise the GSTI Composite Index. The Fund seeks to provide investment results that correspond to the total return performance of publicly traded common stocks in the aggregate, as represented by the GSTI Composite Index.

The GSTI Composite Index is one of the broadest measures of U.S. traded technology stocks available. The GSTI Composite Index generally includes over 175 companies representing six different segments of the U.S. technology marketplace selected by Goldman, Sachs & Co. (including hardware, internet, multi-media networking, semiconductors, services, and software).


INVESTMENT STRATEGIES AND RISKS

The following supplements the discussion in the Prospectus of the Fund's investment strategies, policies and risks.

Since the Fund will be investing in only technology industry segments, which may offer the opportunity for above average growth, investors may also be exposed to greater financial and market risk. An investment in the Fund is not a balanced investment program.

These investment strategies and policies may be changed without shareholder approval unless otherwise noted.

------------
*"GSTI(TM)" is a trademark of Goldman, Sachs & Co. and has been licensed for use by E*TRADE Asset Management, Inc. for use in connection with the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Goldman, Sachs & Co. nor any of its affiliates and neither Goldman, Sachs & Co. nor any of its affiliates makes any representation regarding the advisability of investing in the Fund.

Index Funds. The net asset value of index funds and funds which are not actively managed, such as the Fund, may be disproportionately affected by, among other things, the following risks: short- and long-term changes in the characteristics of the companies whose securities make up the index; index rebalancing; modifications in the criteria for companies selected to make up the index;
modifications in the criteria for companies selected to make up the Fund's holdings due to regulatory limits on the Fund's holdings of securities issued by E*TRADE Group (which is currently in the Index); suspension or termination of the operation of the index; and the activities of issuers whose market capitalization represents a disproportionate amount of the total market capitalization of the index.

Index Changes. The stocks comprising the GSTI Composite Index are changed from time to time. Announcements of those changes and related market activity may result in reduced returns or volatility for the Fund. Changes to the GSTI Index may also affect the Fund's portfolio turnover rate.


Futures Contracts and Options Transactions. The Fund may use futures as a substitute for a comparable market position in the underlying securities.

Although the Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. If it is not possible, or if the Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments on variation margin.

The Fund may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. Futures and options on the GSTI Composite Index are not currently available and may not be liquid if they become available. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index on or before the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, the Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market may prevent liquidation of an unfavorable position.

The Fund's futures transactions must constitute permissible transactions pursuant to regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). In addition, the Fund may not engage in futures transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired futures contracts, other than those contracts entered into for bona fide hedging purposes, would exceed 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts; provided, however, that in the case of an option on a futures contract that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% liquidation limit. Pursuant to regulations or published positions of the SEC, the Fund may be required to segregate liquid portfolio securities, including cash, in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.


Future Developments. The Fund may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide any appropriate additional disclosure in its Prospectus or SAI.


Forward commitments, when-issued purchases and delayed-delivery transactions. The Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although the Fund will generally purchase securities with the intention of acquiring them, the Fund may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate.

Certain of the securities in which the Fund may invest will be purchased on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. The Fund only will make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. When-issued securities are subject to market fluctuation, and no income accrues to the purchaser during the period prior to issuance. The purchase price and the interest rate that will be received on debt securities are fixed at the time the purchaser enters into the commitment.

Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery. The Fund currently does not intend on investing more than 5% of its assets in when-issued securities during the coming year. The Fund will establish a segregated account in which it will maintain cash or liquid securities in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

Short-term instruments and temporary investments. The Fund may invest in high-quality money market instruments on an ongoing basis to provide liquidity or for temporary purposes when there is an unexpected level of shareholder purchases or redemptions. The instruments in which the Fund may invest include:
(i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P, or, if unrated, of comparable quality as determined by BGFA; (iv) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year that are rated at least "Aa" by Moody's or "AA" by S&P; (v) repurchase agreements; and
(vi) short-term, U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets and in the opinion of BGFA are of comparable quality to obligations of U.S. banks which may be purchased by the Fund.

Bank Obligations. The Fund may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.


Commercial Paper and Short-Term Corporate Debt Instruments. The Fund may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. BGFA monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

The Fund also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement. The Fund will invest only in such corporate bonds and debentures that are rated at the time of purchase at least "Aa" by Moody's or "AA" by S&P. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. BGFA will consider such an event in determining whether the Fund should continue to hold the obligation. To the extent the Fund continues to hold such obligations, it may be subject to additional risk of default.


To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's and S&P and other nationally recognized statistical rating organizations are more fully described in the attached Appendix.

Repurchase Agreements. The Fund may enter into a repurchase agreement wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually-agreed upon time and price. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. The Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Fund, including government securities and mortgage-related securities, regardless of their remaining maturities, and requires that additional securities be deposited with the custodian if the value of the securities purchased should decrease below the repurchase price.

The Fund may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or is otherwise limited or if receipt of the security or collateral is delayed. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. Repurchase agreements are considered loans by the Fund. All repurchase transactions must be collateralized.

In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund limits investments in repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. The Fund's advisor monitors on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price.

Letters of Credit. Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) which the Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion the investment advisor are of comparable quality to issuers of other permitted investments of the Fund may be used for letter of credit-backed investments.

Floating- and variable- rate obligations. The Fund may purchase debt instruments with interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These adjustments generally limit the increase or decrease in the amount of interest received on the debt instruments. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.


Securities Lending. The Fund may lend securities from its portfolios to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. The value of the loaned securities may not exceed one-third of the Fund's total assets and loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. In determining whether to lend a security to a particular broker, dealer or financial institution, the Fund's investment advisor considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any securities that the Fund may receive as collateral will not become part of the Fund's investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed upon fee from a borrower that has delivered cash-equivalent collateral.


The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.


Investment company securities. The Fund may invest in securities issued by other open-end management investment companies which principally invest in securities of the type in which such Fund invests. Under the 1940 Act, a Fund's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses. The Fund may also purchase shares of exchange-listed closed-end funds to the extent permitted under the 1940 Act.


Illiquid securities. To the extent that such investments are consistent with its investment objective, the Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating- and variable-rate demand obligations as to which the Fund cannot exercise a demand feature on not more than seven days' notice and as to which there is no secondary market and repurchase agreements providing for settlement more than seven days after notice.

Foreign Securities. The GSTI Composite Index may include only the securities of foreign issuers approved for listing on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ market system. Since the stocks of some foreign issuers may be included in the GSTI Composite Index, the Fund's portfolio may contain securities of such foreign issuers which may subject the Fund to additional investment risks with respect to those securities that are different in some respects from those incurred by a fund which invests only in securities of domestic issuers. Such risks include possible adverse political and economic developments, seizure or nationalization of foreign deposits or adoption of governmental restrictions which might adversely affect the value of the securities of a foreign issuer to investors located outside the country of the issuer, whether from currency blockage or otherwise.

Obligations of Foreign Governments, Banks and Corporations. The Fund may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by its investment adviser to be of comparable quality to the other obligations in which the Fund may invest.

To the extent that such investments are consistent with its investment objective, the Fund may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Fund's assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

The Fund may also invest a portion of its total assets in high quality, short-term (one year or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars.

U.S. Government Obligations. The Fund may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.


Unrated, Downgraded and Below Investment Grade Investments. The Fund may purchase instruments that are not rated if, in the opinion of its investment advisor or subadvisor, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by the Fund. After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund provided that the amount of such securities held by the Fund does not exceed 5% of the Fund's net assets. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in this SAI. The ratings of Moody's and S&P are more fully described in the Appendix to this SAI.


Because the Fund is not required to sell downgraded securities, the Fund could hold up to 5% of its net assets in debt securities rated below "Baa" by Moody's or below "BBB" by S&P or in unrated, low quality (below investment grade) securities. Although they may offer higher yields than do higher rated securities, low rated, and unrated, low quality debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated, low quality debt are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish the Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Fund's shares.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated or unrated, low quality debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated or unrated, low quality debt securities may be more complex than for issuers of higher rated securities, and the ability of the Fund to achieve its investment objective may, to the extent it holds low rated or unrated low quality debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund held exclusively higher rated or higher quality securities.

Low rated or unrated low quality debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of such debt securities have been found to be less sensitive to interest rate changes than higher rated or higher quality investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated or unrated, low quality debt securities prices because the advent of a recession could dramatically lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of the debt securities defaults, the Fund may incur additional expenses to seek recovery.

Warrants. To the extent that such investments are consistent with its investment objective, the Fund may invest up to 5% of its net assets in warrants. Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The Fund may only purchase warrants on securities in which the Fund may invest directly.

Securities Related Businesses. The 1940 Act limits the ability of the Fund to invest in securities issued by companies deriving more than 15% of their gross revenues from securities related activities ("financial companies"). If the GSTI Composite Index provides a higher concentration in one or more financial companies, the Fund may experience increased tracking error due to the limitations on investments in such companies.



FUND POLICIES

Fundamental Investment Restrictions

The following are the Fund's fundamental investment restrictions which, along with the Fund's investment objective, cannot be changed without shareholder approval by a vote of a majority of the outstanding shares of the Fund, as set forth in the 1940 Act.

Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.

Unless indicated otherwise below, the Fund:

1. may not with respect to 75% of its total assets, invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding securities of any one issuer;

2.   may not issue senior securities, except as permitted under the 1940 Act;


3. may (a) borrow money from banks and (b) make other investments or engage in other transactions permissible under the 1940 Act which may involve a borrowing, provided that the combination of (a) and (b) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings), except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes. The Fund may also borrow money from other persons to the extent permitted by applicable law;


4. may not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended, in connection with the disposition of portfolio securities;

5. may not invest 25% or more of its total assets (taken at market value at the time of such investment) in the securities of issuers in any particular industry or group of closely related industries except that there shall be no limitation with respect to investments in (i) obligations of the U.S. government, its agencies or instrumentalities (or repurchase agreements thereto); or (ii) any industry in which the GSTI Composite Index is concentrated to the approximately same degree during the same period;

6. may not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein;

7. may not purchase or sell physical commodities or commodities contracts or oil, gas or mineral programs. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws; and

8. may not lend any funds or other assets, except that the Fund may, consistent with its investment objective and policies: (a) invest in certain short-term or temporary debt obligations, even though the purchase of such obligations may be deemed to be the making of loans, (b) enter into repurchase agreements, and (c) lend its portfolio securities in an amount not to exceed 33 1/3% of the Fund's total assets, provided such loans are made in accordance with applicable guidelines established by the Securities and Exchange Commission and the directors of the Fund.

Non-Fundamental Operating Restrictions

The following are the Fund's non-fundamental operating restrictions, which may be changed by the Fund's Board of Trustees without shareholder approval.

Unless indicated otherwise below, the Fund:

1. may not pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes;

2. may not purchase securities of other investment companies, except to the extent permitted under the 1940 Act;


3. may not invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities, or such other amounts as may be permitted under the 1940 Act;

4. may, notwithstanding any fundamental or non-fundamental policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially similar investment objectives and policies or investment objectives and policies consistent with those of the Fund; and

5. may not purchase any securities of any registered open-end investment company or registered unit investment trust relying on Section 12(d)(1)(F) or (G) of the 1940 Act.



TRUSTEES AND OFFICERS

The Board has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities and the conformity with Delaware Law and the stated policies of the Fund. The Board elects the officers of the Trust who are responsible for administering the Fund's day-to-day operations. Trustees and officers of the Fund, together with information as to their principal business occupations during the last five years, and other information are shown below. Each "interested or affiliated person," as defined in the 1940 Act, is indicated by an asterisk (*):

------------------------------------------------------------------------------------
Name, Address, and Age    Position(s) Held with     Principal  Occupation(s) During
                          the Fund the Past 5 Years
------------------------------------------------------------------------------------

*Leonard C. Purkis (52)   Trustee                   Mr.  Purkis is chief  financial
118 King Street,                                    officer  and   executive   vice
San Francisco, CA 94107                             president    of   finance   and
                                                    administration    of    E*TRADE
                                                    Group,  Inc.  Mr.  Purkis  also
                                                    serves    on   the   board   of
                                                    directors of E*TRADE  Bank.  He
                                                    previously   served   as  chief
                                                    financial  officer  for  Iomega
                                                    Corporation           (Hardware
                                                    Manufacturer)   from   1995  to
                                                    1998.    Prior    to    joining
                                                    Iomega,  he served in  numerous
                                                    senior   level   domestic   and
                                                    international           finance
                                                    positions for General  Electric
                                                    Co.   and   its   subsidiaries,
                                                    culminating  his  career  there
                                                    as   senior   vice   president,
                                                    finance,  for GE Capital  Fleet
                                                    Services             (Financial
                                                    Services).

*Shelly J. Meyers (41)(1) Trustee                   Ms.   Meyers  is  the  Manager,
118 King Street,                                    Chief Executive Officer,  Chief
San Francisco, CA 94107                             Financial  Officer  and founder
                                                    of  Meyers  Capital  Management
                                                    LLC,  a  registered  investment
                                                    adviser formed in January 1996.
                                                    She also serves on the board of
                                                    directors of Meyers  Investment
                                                    Trust (investment  company) and
                                                    Meyers Capital  Management LLC.
                                                    She has also managed the Meyers
                                                    Pride  Value  Fund  since  June
                                                    1996.  Prior to  that,  she was
                                                    employed by The Boston  Company
                                                    Asset   Management,   Inc.   as
                                                    Assistant Vice President of its
                                                    Institutional  Asset Management
                                                    group.

Ashley T. Rabun (48)      Trustee                   Ms.  Rabun is the  Founder  and
118 King Street,                                    Chief   Executive   Officer  of
San Francisco, CA 94107                             InvestorReach   (a   consulting
                                                    firm  specializing in marketing
                                                    and distribution strategies for
                                                    financial  services  companies)
                                                    which  was  formed  in  October
                                                    1996. She has been a trustee of
                                                    the Zero  Gravity  Mutual  Fund
                                                    since  January  2000 and of the
                                                    Trust  For  Investment Managers
                                                    (investment    company)   since
                                                    December  1999.  From  1992  to
                                                    1996,  she  was a  partner  and
                                                    Director of Nicholas  Applegate
                                                    Capital Management.

Steven Grenadier (36)     Trustee                   Mr.  Grenadier  is an Associate
118 King Street,                                    Professor  of  Finance  at  the
San Francisco, CA 94107                             Graduate  School of Business at
                                                    Stanford  University,  where he
                                                    has   been    employed   as   a
                                                    professor since 1992.

George J. Rebhan (66)     Trustee                   Mr.  Rebhan  has been a trustee
118 King Street,                                    for the  Trust  For  Investment
San Francisco, CA 94107                             Managers  (investment  company)
                                                    since  August  30,  1999.   Mr.
                                                    Rebhan   retired  in   December
                                                    1993,  and prior to that he was
                                                    President   of   Hotchkis   and
                                                    Wiley     Funds     (investment
                                                    company) from 1985 to 1993.

*Amy J. Errett (43)       President                 Ms.   Errett  is  President  of
118 King Street,                                    E*TRADE    Asset    Management,
San Francisco, CA 94107                             Inc. She joined  E*TRADE  Asset
                                                    Management,   Inc.   in   March
                                                    2000.   Prior  to   that,   Ms.
                                                    Errett  was   Chairman,   Chief
                                                    Executive Officer,  and founder
                                                    of  Spectrem  Group  (financial
                                                    services    consulting    firm)
                                                    since 1990.

*Liat Rorer (40)          Vice President            Ms.  Rorer  is  Vice  President
118 King Street,                                    of  Operations  and a  director
San Francisco, CA 94107                             of  E*TRADE  Asset  Management,
                                                    Inc.   She   is   also  a  Vice
                                                    President       of      E*TRADE
                                                    Securities,   Inc.   which  she
                                                    joined  in 1999.  Prior to that
                                                    Ms.  Rorer  worked  as a senior
                                                    consultant   for  the  Spectrem
                                                    Group,    (financial   services
                                                    consulting  firm)  beginning in
                                                    1998.  From  1996 to 1998,  she
                                                    was a marketing  Vice President
                                                    for      Charles       Schwab's
                                                    Retirement  Plan Services,  and
                                                    prior    to   that   she   held
                                                    positions in Fidelity's  Retail
                                                    Services,       Legal       and
                                                    Institutional          Services
                                                    Departments.

*Dianne Dubois (40)       Vice President and        Ms.  Dubois  is Vice  President
118 King Street,          Treasurer                 of Finance,  North America,  of
San Francisco, CA 94107                             E*TRADE   Group.   Ms.   Dubois
                                                    joined E*TRADE in January 2000.
                                                    From 1998 to 1999,  she  served
                                                    as a Vice  President of Finance
                                                    at  PIMCO  Advisors  L.P.;  and
                                                    prior to that  she held  senior
                                                    financial planning positions at
                                                    Wellpoint Health Networks,  and
                                                    the Disney Corporation.

Elizabeth Gottfried (41)  Vice President            Ms.  Gottfried  joined  E*TRADE
118 King Street,                                    in  September  2000.  Prior  to
San Francisco, CA 94107                             that,   she   worked  at  Wells
                                                    Fargo  Bank  from  1994 to 2000
                                                    and  managed  various  areas of
                                                    Wells   Fargo's   mutual   fund
                                                    group.

*Ulla Tarstrup (34)       Vice President            Ms.  Tarstrup joined E*TRADE in
118 King Street,                                    August  1998.  Prior  to  that,
San Francisco, CA 94107                             she    worked    in    Franklin
                                                    Resources'       legal      and
                                                    administration  department from
                                                    1994 to 1998.

*Jay Gould (45)           Secretary                 Mr.   Gould  is   Secretary  of
118 King Street,                                    E*TRADE    Asset    Management.
San Francisco, CA 94107                             From   February   to   December
                                                    1999,   he  served  as  a  Vice
                                                    President at  Transamerica  and
                                                    prior to that he worked at Bank
                                                    of   America    (banking    and
                                                    financial services) from 1994.

(1) Ms. Meyers may be considered an "interested person," but she is not an "affiliated person," as defined in the 1940 Act.

Each non-affiliated Trustee receives from the Trust an annual fee (payable quarterly) of $18,000 plus an additional fee of: (i) $4,500 for each regularly scheduled Board meeting attended; and (ii) $2,000 for each Audit Committee meeting attended. In addition, the Trust reimburses each of the non-affiliated Trustees for travel and other expenses incurred in connection with attendance at such meetings. Other officers and Trustees of the Trust receive no compensation or expense reimbursement. The following table provides the total compensation received from the Trust for the fiscal year ended December 31, 2000:

Compensation Table for Fiscal Year Ended December 31, 2000

------------------------------------------------------------------------------
 Name of Person, Position            Aggregate            Total Compensation
                                 Compensation from       from the Trust Paid
                                    the Trust 1             to Trustees 2
------------------------------------------------------------------------------
Leonard C. Purkis, Trustee             None                      None

Shelly J. Meyers, Trustee3            $52,500                  $52,500

Ashley T. Rabun, Trustee              $63,500                  $63,500

Steven Grenadier, Trustee             $63,500                  $63,500

George J. Rebhan, Trustee             $63,500                  $63,500

No   Trustee will  receive any benefits  upon  retirement.  Thus,  no pension or
     retirement   benefits  have  accrued  as  part  of  the  Fund's   expenses.

------------
(1) The aggregate amount is based on a prior compensation schedule in effect until July 1, 2000 and the current compensation schedule, thereafter, which is described above. Prior to July 1, 2000, the Trust paid each non-affiliated Trustee a fee of $1,500 per Board meeting for the Fund.

(2) The Trust consists of eleven series, ten of which were in operation in 2000. There are no other funds in the Fund Complex.


(3) Ms. Meyers may be considered an "interested person," but she is not an "affiliated person," as defined in the 1940 Act and is compensated by the Trust for serving as Trustee.


Committees. The Trust has an Audit Committee and a Nominating and Corporate Governance Committee. The members of each Committee are the Trustees who are not "interested" or "affiliated" persons (as defined in the 1940 Act). The Audit Committee is responsible for, among other things: recommending the selection, retention or termination of the auditors; evaluating the independence of the auditors, including with respect to the provision of any consulting services;
reviewing with the independent auditors the scope and results of the annual audit; reviewing the fees charged by the auditors for professional services, including any types of non-audit services performed, if any, and whether the non-audit services performed and related fees were consistent with the auditors independence; reporting to the full Board on a regular basis; and making recommendations as it deems necessary or appropriate. The Nominating and Corporate Governance Committee is responsible for, among other things;
evaluating and recommending to the Board candidates to be nominated as Independent Trustees of the Board; reviewing the composition of the Board and the compensation arrangements for each of the Trustees; and reviewing the Board's governance procedures.

The Trust also has a Pricing Committee that consists of the officers of the Trust and Leonard Purkis. This committee determines the value of any of the Funds' securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided.

Code of Ethics. Pursuant to Rule 17j-1 under the 1940 Act, E*TRADE Funds has adopted a code of ethics. The Fund's investment advisor, subadvisor and principal underwriter have also adopted codes of ethics under Rule 17j-1. Each code of ethics permits personal trading by covered personnel, including securities that may be purchased or held by the Fund, subject to certain reporting requirements and restrictions.


Control Persons and Principal Holders of Securities


As of April 2, 2001, no shareholder owned more than 5% of the Fund's outstanding equity securities. E*TRADE Asset Management, Inc., the Fund's investment advisor, is a Delaware corporation and is wholly owned by E*TRADE Group, Inc. Its address is 118 King Street, San Francisco, CA 94107.


As of the date of this SAI, the Trustees and Officers of the Fund as a group owned less than 1% of the Fund's equity securities.


INVESTMENT MANAGEMENT


Investment Advisor. Under an investment advisory agreement ("Investment Advisory Agreement") with the Fund, E*TRADE Asset Management, Inc. ("Investment Advisor"), a registered investment adviser, provides investment advisory services to the Fund. The Investment Advisor is a wholly owned subsidiary of E*TRADE Group, Inc. and is located at 118 King Street, San Francisco, CA 94107. The Investment Advisor commenced operating in February 1999. As of April 2, 2001, the Investment Advisor provided investment advisory services for over $386 million in assets.

Subject to the general supervision of the E*TRADE Funds' Trust's Board of Trustees and in accordance with the investment objective, policies and restrictions of the Fund, the Investment Advisor provides the Fund with ongoing investment management guidance, policy direction and monitoring of the Fund and any sub-advisers pursuant to an investment advisory agreement. For its advisory services, the Fund pays the Investment Advisor an investment advisory fee at an annual rate equal to 0.25% of the Fund's average daily net assets. The Investment Advisor retains a portion of that fee not paid to BGFA, as described below. The Fund paid the Investment Advisor approximately $23,484 and $195,504 for its investment advisory services to the Fund in 1999 and 2000, respectively.

Sub-Advisor to the Fund. The Investment Advisor has entered into a sub-advisory agreement ("Sub-Advisory Agreement") with Barclays Global Fund Advisors ("BGFA"). BGFA is a direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC) and is located at 45 Fremont Street, San Francisco, California 94105. Barclays Global Investors has provided asset management, administration and advisory services for over 25 years. As of December 31, 2000, Barclays Global Investors and its affiliates, including BGFA, provided investment advisory services for over $801.7 billion of assets.

Under the Sub-Advisory Agreement, BGFA is responsible for the day-to-day management of the Fund's assets pursuant to the Fund's investment objective and restrictions. For its services, BGFA receives a fee from the Investment Advisor at an annual rate equal to 0.20% of the Fund's average daily net assets on amounts up to $200 million; 0.15% of the Fund's daily net assets on amounts between $200 million and $500 million; and 0.12% of the Fund's daily net assets on amounts above $500 million. The Sub-Advisory Agreement is subject to the same Board of Trustees' approval, oversight and renewal as the Investment Advisory Agreement.


BGFA has agreed to provide to the Fund, among other things, analysis and statistical and economic data and information concerning the compilation of the GSTI Composite Index, including portfolio composition.


Both the Investment Advisory Agreement and the Sub-Advisory Agreement will continue in effect for more than two years provided the continuance is approved annually (i) by the holders of a majority of the Fund's outstanding voting securities or by the Fund's Board of Trustees and (ii) by a majority of the Trustees of the Fund who are not parties to the Investment Advisory Agreement or the Sub-Advisory Agreement or interested persons of any such party. Both the Investment Advisory Agreement and the Sub-Advisory Agreement may be terminated on 60 days' written notice any such party and will terminate automatically if assigned.


Asset allocation, index and modeling strategies are employed by BGFA for other investment companies and accounts advised or sub-advised by BGFA. If these strategies indicate particular securities should be purchased or sold at the same time by the Fund and one or more of these investment companies or accounts, available investments or opportunities for sales will be allocated equitably to each by BGFA. In some cases, these procedures may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.


SERVICE PROVIDERS

Principal Underwriter. E*TRADE Securities, Inc., 4500 Bohannon Drive, Menlo Park, CA 94025, is the Fund's principal underwriter. The underwriter is a wholly owned subsidiary of E*TRADE Group, Inc.

Administrator of the Fund. E*TRADE Asset Management, the Fund's Investment Advisor, also serves as the Fund's administrator. As the Fund's administrator,
E*TRADE Asset Management provides administrative services directly or through sub-contracting, including: (i) coordinating the services performed by the investment advisor, transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; (ii) preparing or supervising the preparation of periodic reports to the Fund's shareholders; (iii) generally supervising regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and other federal or state governmental agencies; and (iv) monitoring and reviewing the Fund's contracted services and expenditures. E*TRADE Asset Management also furnishes office space and certain facilities required for conducting the business of the Fund. Pursuant to an administrative services agreement with the Fund, E*TRADE Asset Management receives a fee equal to 0.60% of the average daily net assets of the Fund. E*TRADE Asset Management is responsible under that agreement for all expenses otherwise payable by the Fund, other than the advisory fees (including subadvisory fees), E*TRADE Asset Management's compensation pursuant to the administrative services agreement and any expenses of any "master" fund in which the Fund may invest.


The Fund paid the Administrator approximately $56,361 and $469,208 for its services to the Fund in 1999 and 2000, respectively, under the administrative services agreement.

Custodian, Fund Accounting Services Agent and Sub-administrator. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian of the assets of the Fund. As a result, IBT has custody of all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by the officers of the Fund. The custodian has no responsibility for any of the investment policies or decisions of the Fund. IBT also acts as the Fund's Accounting Services Agent. IBT also serves as the Fund's sub-administrator, under an agreement among IBT, the Trust and E*TRADE Asset Management, providing management reporting and treasury administration and financial reporting to Fund management and the Fund's Board of Trustees and preparing income tax provisions and tax returns. IBT is compensated for its services by E*TRADE Asset Management.

Transfer Agent and Dividend Disbursing Agent. PFPC, Inc. 400 Bellevue Parkway, Wilmington, DE 19809, acts as transfer agent and dividend-disbursing agent for the Fund.


Retail Shareholder Servicing Agent. Under a Retail Shareholder Servicing Agreement with E*TRADE Securities and E*TRADE Asset Management, E*TRADE Securities, 4500 Bohannon Drive, Menlo Park, CA 94025, acts as shareholder servicing agent for the Fund. As shareholder servicing agent, E*TRADE Securities provides personal services to the Fund's shareholders and maintains the Fund's shareholder accounts. Such services include: (i) providing to an approved shareholder mailing agent for the purpose of providing certain Fund-related materials the names and contact information of all shareholders; (ii) delivering current Fund prospectuses, statements of additional information, annual and other periodic reports upon shareholder requests; (iii) delivering statements to shareholders on a monthly basis; (iv) producing and providing confirmation statements reflecting purchases and redemptions; (v) answering shareholder inquiries regarding, among other things, share prices, account balances, dividend amounts and dividend payment dates; (vi) communicating purchase, redemption and exchange orders reflecting orders received from shareholders;
(vii) preparing and filing with the appropriate governmental agencies returns and reports required to be reported for dividends and other distributions made, amounts withheld on dividends and other distributions and payments under applicable federal and state laws, rules and regulations, and, as required, gross proceeds of sales transactions; and (viii) providing such other related services as the Fund or a shareholder may reasonably request, to the extent permitted by applicable law.


Independent Accountants. Deloitte & Touche LLP, 350 South Grand Avenue, Los Angeles, CA 90071-3462, acts as independent accountants for the Fund. Deloitte & Touche LLP is responsible for auditing the annual financial statements of the Fund.

Legal Counsel. Dechert, 1775 Eye Street N.W., Washington, DC 20006-2401, acts as legal counsel for the Fund.



PORTFOLIO TRANSACTIONS AND BROKERAGE SELECTION


The Fund has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Pursuant to the Sub-Advisory Agreement and subject to policies as may be established by the Fund's Board of Trustees, BGFA, as sub-advisor, is responsible for the Fund's investment portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Fund to obtain the best results taking into account the broker/dealer's general execution and operational facilities, the type of transaction involved and other factors such as the broker/dealer's risk in positioning the securities involved. While BGFA generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.


Purchase and sale orders of the securities held by the Fund may be combined with those of other accounts that BGFA manages, and for which they have brokerage placement authority, in the interest of seeking the most favorable overall net results. When BGFA determines that a particular security should be bought or sold for the Fund and other accounts managed by BGFA, BGFA undertakes to allocate those transactions among the participants equitably.

Under the 1940 Act, persons affiliated with the Fund, BGFA and their affiliates are prohibited from dealing with the Fund as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

Except in the case of equity securities purchased by the Fund, purchases and sales of securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Fund also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, money market securities, adjustable rate mortgage securities ("ARMS"), municipal obligations, and collateralized mortgage obligations ("CMOs") are traded on a net basis and do not involve brokerage commissions. The cost of executing the Fund's investment portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Commissions and spreads paid by the Fund may have the effect of reducing the total returns of the Fund.

Purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, affiliates of BGFA or Barclays. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

In placing orders for portfolio securities of the Fund, BGFA is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that BGFA seeks to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While BGFA generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. In executing portfolio transactions and selecting brokers or dealers, BGFA seeks to obtain the best overall terms available for the Fund. In assessing the best overall terms available for any transaction, BGFA considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. Rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Fund's Board.

Certain of the brokers or dealers with whom the Fund may transact business offer commission rebates to the Fund. BGFA considers such rebates in assessing the best overall terms available for any transaction. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commission paid by other institutional investors for comparable services.


Brokerage Commission. The Fund paid brokerage commissions in the dollar amounts of $12,078 and $16,326 for the fiscal year ended December 31, 1999 and December 31, 2000, respectively. None of the brokerage commissions were paid to affiliated brokers.


ORGANIZATION, DIVIDEND AND VOTING RIGHTS

The Fund is a non-diversified series of E*TRADE Funds (the "Trust"), an open-end investment company, organized as a Delaware business trust on November 4, 1998. The Trust may issue additional series and classes.

All shareholders may vote on each matter presented to shareholders. Fractional shares have the same rights proportionately as do full shares. Shares of the Trust have no preemptive, conversion, or subscription rights. All shares, when issued, will be fully paid and non-assessable by the Trust. If the Trust issues additional series, each series of shares will be held separately by the custodian, and in effect each series will be a separate fund.

All shares of the Trust have equal voting rights. Approval by the shareholders of a fund is effective as to that fund whether or not sufficient votes are received from the shareholders of the other investment portfolios to approve the proposal as to those investment portfolios.

Generally, the Trust will not hold an annual meeting of shareholders unless required by the 1940 Act. The Trust will hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

Each share of the Fund represents an equal proportional interest in the Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Trustee's office.

Under Delaware law, the shareholders of the Fund are not generally subject to liability for the debts or obligations of the Trust. Similarly, Delaware law provides that a series of the Trust will not be liable for the debts or obligations of any other series of the Trust. However, no similar statutory or other authority limiting business trust shareholder liability exists in other states or jurisdictions. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of courts of such other states or jurisdictions, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of a series of the Trust. Notice of such disclaimer will generally be given in each agreement, obligation or instrument entered into or executed by a series or the Trustees. The Declaration of Trust also provides for indemnification by the relevant series for all losses suffered by a shareholder as a result of an obligation of the series. In view of the above, the risk of personal liability of shareholders of a Delaware business trust is remote.


The Fund commenced operations on August 13, 1999. Like any venture, there can be no assurance that the Fund as an enterprise will be successful or will continue to operate indefinitely.



SHAREHOLDER INFORMATION

Shares are sold through E*TRADE Securities.

Pricing of Fund Shares. The net asset value of the Fund will be determined as of the close of trading on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is open for trading Monday through Friday except on national holidays observed by the NYSE. Assets in which the Fund invests may trade and fluctuate in value after the close and before the opening of the NYSE.

Investments are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. If there is no sale that day then the value will be based on the most recent bid prices. Other securities that are traded on the OTC markets are priced using NASDAQ (National Association of Securities Dealers Automated Quotations), which provides information on bid and asked prices quoted by major dealers in such stocks at a price that is the mean between the closing bid and asked prices. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Fund's Board. Puts, calls and futures contracts purchased and held by the Fund are valued at the close of the securities or commodities exchanges on which they are traded. Redeemable securities purchased by the Fund issued by a registered open-end investment company are valued at their net asset value per share.

Telephone and Internet Redemption Privileges. The Fund employs reasonable procedures to confirm that instructions communicated by telephone or the Internet are genuine. The Fund may not be liable for losses due to unauthorized or fraudulent instructions. Such procedures include but are not limited to requiring a form of personal identification prior to acting on instructions received by telephone or the Internet, providing written confirmations of such transactions to the address of record, tape recording telephone instructions and backing up Internet transactions.

Retirement Plans. You can find information about the retirement plans offered by E*TRADE Securities by accessing our Website. You may fill out an IRA application online or request our IRA application kit by mail.


TAXATION

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Taxation of the Fund. The Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

As a regulated investment company, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Fund intends to distribute substantially all of such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement.

Distributions. Distributions of investment company taxable income (including net short-term capital gains) are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by the Fund as capital gain dividends, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received. A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.


Foreign Taxes. The Fund may be subject to certain taxes imposed by the countries in which it invests or operates. If the Fund qualifies as a regulated investment company and if more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stocks or securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign taxes paid by the Fund that qualify as income or similar taxes under U.S. income tax principles as having been paid by the Fund's shareholders. For any year for which the Fund makes such an election, each shareholder will be required to include in its gross income an amount equal to its allocable share of such taxes paid by the Fund and the shareholders will be entitled, subject to certain limitations, to credit their portions of these amounts against their U.S. federal income tax liability, if any, or to deduct their portions from their U.S. taxable income, if any. No deduction for foreign taxes may be claimed by individuals who do not itemize deductions. In any year in which it elects to "pass through" foreign taxes to shareholders, the Fund will notify shareholders within 60 days after the close of the Fund's taxable year of the amount of such taxes and the sources of its income. The Fund does not expect to pass through foreign taxes to its shareholders.

Generally, a credit for foreign taxes paid or accrued is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, the source of the Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities may have to be treated as derived from U.S. sources and certain currency fluctuation gains, including Section 988 gains (defined below), may have to be treated as derived from U.S. sources. The limitation of the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from the Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be applied to offset no more than 90% of the alternative minimum tax imposed on corporations and individuals.

The foregoing is only a general description of the foreign tax credit. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.


Dispositions. Upon a redemption, sale or exchange of shares of the Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for not more than one year. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such distribution.


Equalization. The Fund may use the so-called "tax equalization method" to allocate a portion of earnings and profits to redemption proceeds. This method is intended to permit the Fund to achieve more balanced distributions for both continuing and departing shareholders. Continuing shareholders should realize tax savings or deferrals through this method, and departing shareholders will not have their tax obligations changed. Although using this method will not affect the Fund's total returns, it may reduce the amount that otherwise would be distributable to continuing shareholders by reducing the effect of redemptions on dividend and distribution amounts.


Backup Withholding. The Fund generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

Other Taxation. Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation.

Market Discount. If the Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

Original Issue Discount. Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

Options, Futures and Forward Contracts. Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which the Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

Transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Constructive Sales. Under certain circumstances, the Fund may recognize gain from a constructive sale of an "appreciated financial position" it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.


Section 988 Gains or Losses. Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his or her Fund shares.

Passive Foreign Investment Companies. The Fund may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.



UNDERWRITER


Distribution of Securities. Under a Distribution Agreement with the Fund ("Distribution Agreement"), E*TRADE Securities Inc., 4500 Bohannon Drive, Menlo Park, CA 94025, acts as underwriter for the continuous offering of the Fund's shares. The Fund pays no compensation to E*TRADE Securities, Inc. for its distribution services. The Distribution Agreement provides that the Distributor will use its best efforts to distribute the Fund's shares.


The Fund is a no-load fund, therefore investors pay no sales charges when buying, exchanging or selling shares of the Fund. The Distribution Agreement further provides that the Distributor will bear any costs of printing prospectuses and shareholder reports which are used for selling purposes, as well as advertising and any other costs attributable to the distribution of the Fund's shares. The Distributor is a wholly owned subsidiary of E*TRADE Group, Inc. The Distribution Agreement is subject to the same termination and renewal provisions as are described above with respect to the Advisory Agreement.


PERFORMANCE INFORMATION

The Fund may advertise a variety of types of performance information as more fully described below. The Fund's performance is historical and past performance does not guarantee the future performance of the Fund. From time to time, the Investment Advisor may agree to waive or reduce its management fee and/or to reimburse certain operating expenses of the Fund. Waivers of management fees and reimbursement of other expenses will have the effect of increasing the Fund's performance.

Average Annual Total Return. The Fund's average annual total return quotation will be computed in accordance with a standardized method prescribed by rules of the SEC. The average annual total return for the Fund for a specific period is calculated as follows:

P(1+T)(To the power of n) = ERV

Where:

P = a hypothetical initial payment of $1,000
T = average annual total return
N = number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the applicable period at the end of the period.

The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period and all recurring fees charges to all shareholder accounts are included.

Total Return. Calculation of the Fund's total return is not subject to a standardized formula. Total return performance for a specific period will be calculated by first taking an investment (assumed below to be $1,000) ("initial investment") in the Fund's shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value of the Fund on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

Cumulative Total Return. Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns and cumulative total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

Distribution Rate. The distribution rate for the Fund would be computed, according to a non-standardized formula by dividing the total amount of actual distributions per share paid by the Fund over a twelve month period by the Fund's net asset value on the last day of the period. The distribution rate differs from the Fund's yield because the distribution rate includes distributions to shareholders from sources other than dividends and interest, such as short-term capital gains. Therefore, the Fund's distribution rate may be substantially different than its yield. Both the Fund's yield and distribution rate will fluctuate.

Yield. The yield would be calculated based on a 30-day (or one-month) period, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the result, according to the following formula:

YIELD = 2[(a-b+1)(To the power of 6)-1],
           ---
            cd

where:

a = dividends and interest earned during the period;
b = expenses accrued for the period (net of reimbursements);
c = the average daily number of shares outstanding during the period that were entitled to receive dividends;
d = the maximum offering price per share on the last day of the period.

The net investment income of a Fund includes actual interest income, plus or minus amortized purchase discount (which may include original issue discount) or premium, less accrued expenses. Realized and unrealized gains and losses on portfolio securities are not included in a Fund's net investment income.

Performance Comparisons:

Certificates of Deposit. Investors may want to compare the Fund's performance to that of certificates of deposit offered by banks and other depositary institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of the deposits prior to maturity normally will be subject to a penalty. Rates offered by banks and other depositary institutions are subject to change at any time specified by the issuing institution.

Money Market Funds. Investors may also want to compare performance of the Fund to that of money market funds. Money market fund yields will fluctuate and shares are not insured, but share values usually remain stable.

Lipper Analytical Services, Inc. ("Lipper") and Other Independent Ranking Organizations. From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund may be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. The Fund's performance may also be compared to the average performance of its Lipper category.

Morningstar, Inc. The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which rates funds on the basis of historical risk and total return. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Ratings are not absolute and do not represent future results.

Independent Sources. Evaluations of fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund, especially those with similar objectives. Sources for fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Smart Money, Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Barron's, and a variety of investment newsletters.

Indices. The Fund may compare its performance to a wide variety of indices. There are differences and similarities between the investments that the Fund may purchase and the investments measured by the indices.

Historic data on the GSTI Composite Index may be used to promote the Fund. The historical GSTI Composite Index data presented from time to time is not intended to suggest that an investor would have achieved comparable results by investing in any one equity security or in managed portfolios of equity securities, such as the Fund, during the periods shown.

Historical Asset Class Returns. From time to time, marketing materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, common stocks, and small stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.

Portfolio Characteristics. In order to present a more complete picture of the Fund's portfolio, marketing materials may include various actual or estimated portfolio characteristics, including but not limited to median market capitalizations, earnings per share, alphas, betas, price/earnings ratios, returns on equity, dividend yields, capitalization ranges, growth rates, price/book ratios, top holdings, sector breakdowns, asset allocations, quality breakdowns, and breakdowns by geographic region.

Measures of Volatility and Relative Performance. Occasionally statistics may be used to specify fund volatility or risk. The general premise is that greater volatility connotes greater risk undertaken in achieving performance. Measures of volatility or risk are generally used to compare the Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market as represented by the Standard & Poor's 500 Stock Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is a statistical tool that measures the degree to which a fund's performance has varied from its average performance during a particular time period.

Standard deviation is calculated using the following formula:

      Standard deviation = the square root of  S(xi - xm)2
                                                ----------
                                                   n-1

Where:     S = "the sum of",

     xi = each individual return during the time period, xm = the average return over the time period, and n = the number of individual returns during the time period.

Statistics may also be used to discuss the Fund's relative performance. One such measure is alpha. Alpha measures the actual return of a fund compared to the expected return of a fund given its risk (as measured by beta). The expected return is based on how the market as a whole performed, and how the particular fund has historically performed against the market. Specifically, alpha is the actual return less the expected return. The expected return is computed by multiplying the advance or decline in a market representation by the Fund's beta. A positive alpha quantifies the value that the fund manager has added, and a negative alpha quantifies the value that the fund manager has lost. Other measures of volatility and relative performance may be used as appropriate. However, all such measures will fluctuate and do not represent future results.

Discussions of economic, social, and political conditions and their impact on the Fund may be used in advertisements and sales materials. Such factors that may impact the Fund include, but are not limited to, changes in interest rates, political developments, the competitive environment, consumer behavior, industry trends, technological advances, macroeconomic trends, and the supply and demand of various financial instruments. In addition, marketing materials may cite the portfolio management's views or interpretations of such factors.


GOLDMAN, SACHS & CO.

The Fund relies on a license related to the GSTI Composite Index. In the absence of the license, the Fund may not be able to pursue its investment objective. Although not currently anticipated, the license can be terminated.

The Fund is not sponsored, endorsed sold or promoted by Goldman, Sachs & Co. or any of its affiliates. Neither Goldman, Sachs & Co. nor any of its affiliates makes any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the GSTI Composite Index to track the technology stock market performance. Goldman, Sachs & Co.'s only relationship to E*TRADE Asset Management or the Fund is the licensing of certain trademarks and trade names of Goldman, Sachs & Co. and of the GSTI Composite Index which is determined, composed and calculated by Goldman, Sachs & Co. without regard to E*TRADE Asset Management or the Fund.
Goldman, Sachs & Co. has no obligation to take the needs of E*TRADE Asset Management, the Fund or the shareholders into consideration in determining, composing or calculating the GSTI Composite Index. Goldman, Sachs & Co. is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of shares of the Fund or in the determination or calculation of the redemption price per share. Goldman, Sachs & Co. has no obligation or liability in connection with the administration, marketing or trading of the Fund.

Goldman, Sachs & Co. does not guarantee the accuracy and/or the completeness of the GSTI Composite Index or any data included therein and Goldman, Sachs & Co. hereby expressly disclaims any and all liability for any errors, omissions, or interruptions therein. Goldman, Sachs & Co. makes no warranty, express or implied, as to results to be obtained by the Fund, the shareholders, or any other person or entity from the use of the GSTI Composite Index or any data included therein. Goldman, Sachs & Co. makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the GSTI Composite Index or any data included therein. Without limiting any of the foregoing, in no event shall Goldman, Sachs & Co. have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

                                    APPENDIX

     Description of certain ratings assigned by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff") and IBCA Inc. and IBCA Limited ("IBCA"):

S&P

Bond Ratings

"AAA"

     Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

"AA"

     Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

"A"

     Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

"BBB"

     Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

"BB, B, CCC, CC or C"

     Bonds rated "BB, B, CCC, CC or C" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse debt conditions.

"C1"

     Bonds rated "C1" is reserved for income bonds on which no interest is being paid.

"D"

     Bonds rated "D" are in default and payment of interest and/or payment of principal is in arrears.

     S&P's letter ratings may be modified by the addition of a plus (+) or minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the AAA (Prime Grade) category.

Commercial Paper Rating

     The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's

Bond Ratings

"Aaa"

     Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa"

     Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

"A"

     Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Baa"

     Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

"Ba"

     Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

"B"

     Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

"Caa"

     Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

"Ca"

     Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

"C"

     Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies the numerical modifiers "1", "2" and "3" to show relative standing within the major rating categories, except in the "Aaa" category. The modifier "1" indicates a ranking for the security in the higher end of a rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of a rating category.

Commercial Paper Rating

     The rating ("P-1") Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers of "P-1" paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers (or relating supporting institutions) rated ("P-2") Prime-2 have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch

Bond Ratings

     The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

"AAA"

     Bonds rated "AAA" are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

"AA"

     Bonds rated "AA" are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short- term debt of these issuers is generally rated "F-1+".

"A"

     Bonds rated "A" are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

"BBB"

     Bonds rated "BBB" are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

      Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

Short-Term Ratings

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

"F-1+"

     Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. "F-1"

     Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

"F-2"

     Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.

Duff

Bond Ratings

"AAA"

     Bonds rated AAA are considered highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

"AA"

     Bonds rated AA are considered high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

"A"

     Bonds rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

"BBB"

     Bonds rated BBB are considered to have below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

     Plus (+) and minus (-) signs are used with a rating symbol (except AAA) to indicate the relative position of a credit within the rating category.

Commercial Paper Rating

     The rating "Duff-1" is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated "Duff-2" is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

IBCA

Bond and Long-Term Ratings

     Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations for which there is a very low expectation of investment risk are rated AA by IBCA. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

Commercial Paper and Short-Term Ratings

     The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

International and U.S. Bank Ratings

     An IBCA bank rating represents IBCA's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, IBCA assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or shareholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent IBCA's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

118 King Street
San Francisco, CA 94107
Telephone: (650) 331-6000
Toll-Free: (800) 786-2575
Internet:   http://www.etrade.com

                                  E*TRADE FUNDS

                        E*TRADE GLOBAL TITANS INDEX FUND


                          Prospectus dated May 1, 2001


This Prospectus concisely sets forth information about the E*TRADE Global Titans Index Fund ("Fund") that an investor needs to know before investing. Please read this Prospectus carefully before investing, and keep it for future reference. The Fund is a series of E*TRADE Funds.

Objectives, Goals and Principal Strategies.

The Fund's investment objective is to provide investment results that match, before fees and expenses, the total return of the stocks comprising the Dow Jones Global TitansSM (DJGTSM) IndexSM. The Fund seeks to achieve its objective by investing substantially all of its assets in the same stocks and in substantially the same percentages as the stocks that comprise the DJGT Index.

Eligible Investors.


This Fund is designed and built specifically for on-line investors. In order to be a shareholder of the Fund, you need to have an account with E*TRADE Securities, Inc. ("E*TRADE Securities") or hold shares through a qualified employee benefit plan. In addition, the Fund requires you to consent to receive all information about the Fund electronically. If you wish to rescind this consent or close your E*TRADE Securities account, the Fund will redeem all of your shares in your Fund account. The Fund is designed for long-term investors and the value of the Fund's shares will fluctuate over time. The Fund is a true no-load fund, which means you pay no sales charges or 12b-1 fees.


About E*TRADE.

E*TRADE Group, Inc. ("E*TRADE") is the direct parent of E*TRADE Asset Management, Inc., the Fund's investment advisor. E*TRADE, through its group companies, is a leader in providing secure online investing services. E*TRADE's focus on technology has enabled it to eliminate traditional barriers, creating one of the most powerful and economical investing systems for the self-directed investor. To give you ultimate convenience and control, E*TRADE offers electronic access to your account virtually anywhere, at any time.

An investment in the Fund is:

o    not insured by the Federal Deposit Insurance Corporation;
o not a deposit or other obligation of, or guaranteed by, E*TRADE Bank and its affiliates; and
o    subject to investment risks, including loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


                          Prospectus dated May 1, 2001

                                TABLE OF CONTENTS



RISK/RETURN SUMMARY..........................................................4

FEES AND EXPENSES............................................................6

INVESTMENT OBJECTIVE, STRATEGIES AND RELATED RISKS...........................7

FUND MANAGEMENT..............................................................9

PRICING OF FUND SHARES......................................................10

HOW TO BUY, SELL AND EXCHANGE SHARES........................................10

DIVIDENDS AND OTHER DISTRIBUTIONS...........................................15

TAX CONSEQUENCES............................................................16

FINANCIAL HIGHLIGHTS........................................................18

RISK/RETURN SUMMARY

This is a summary. You should read this section along with the rest of this Prospectus.

Investment Objectives/Goals

The Fund's investment objective is to provide investment results that match, before fees and expenses, the total return of the stocks comprising the DJGT Index.*

Principal Strategies

The Fund seeks to achieve its investment objective by investing substantially all of its assets in the same stocks and in substantially the same percentages as the stocks that comprise the DJGT Index.

The DJGT Index consists of securities of 50 companies, and includes some of the world's most well known and well established blue-chip companies. The DJGT Index includes only the largest of large-cap companies in the world and currently consists of stocks of companies with capitalization of at least $20 billion. The DJGT Index began to be calculated in July 1999 and consists of securities of companies that are selected based on a global or multinational standard and, therefore, (i) may be headquartered anywhere in the world; (ii) are market and industry leaders on a global level, rather than merely at a local level; and
(iii) have international exposure either from selling products outside their home markets or providing services to overseas clients. The DJGT Index selects the 50 companies whose securities comprise the DJGT Index out of the 100 largest companies selected globally, as measured by assets, book value, sales/revenue, net profit and foreign sales rankings.


The Fund may hold equity securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in the United States securities markets. For purposes of the Fund's investment policies, the Fund's investments in ADRs and GDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.


Generally,  the Fund  attempts to be fully  invested at all times in  securities comprising the DJGT Index. The Fund also may invest up to 10% of its total assets in futures and options on stock index futures, covered by liquid assets and in high-quality money market instruments to provide liquidity for redemptions.


------------
* "Dow JonesSM," "Global TitansSM" and "Dow Jones Global Titans IndexSM" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by E*TRADE Asset Management, Inc. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such Fund. Please see the Statement of Additional Information.

Principal Risks


Stocks may rise and fall daily. The DJGT Index includes only global or multi-national large-cap companies, and therefore, the value of the Fund's shares could decline in reaction to both domestic and global stock or bond movements or during extended market downturns. The DJGT Index may also rise and fall daily. Many of the companies whose securities are included in the DJGT Index are non-U.S. companies and those securities may be traded principally outside the United States. As a result, the Fund may be subject to different or greater risks than if it were invested solely in U.S. companies. Such risks may include, among others, different accounting, auditing and financial reporting standards, higher commission rates on the purchases and sales of securities in the DJGT Index and adverse changes in regulatory and market structures. As with any stock investment, the value of your investment in the Fund will fluctuate, meaning you could lose money.


There is no assurance that the Fund will achieve its investment objective. The DJGT Index may not appreciate, and could depreciate, while you are invested in the Fund, even if you are a long-term investor.

The Fund is non-diversified which means that the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in market value of a single issuer, a limited number of issuers or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because it may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

The Fund cannot as a practical matter own all the stocks that comprise the DJGT Index in perfect correlation to the DJGT Index itself. The use of futures and options on futures is intended to help the Fund better match the DJGT Index but that may not be the result. The value of an investment in the Fund depends to a great extent upon changes in market conditions. The Fund seeks to track the DJGT Index during down markets as well as during up markets. The Fund's returns will be directly affected by the volatility of the stocks comprising the DJGT Index.

In seeking to follow the DJGT Index, the Fund will be limited as to its investments in other segments, e.g., small-cap companies, of the stock market. As a result, whenever the large-cap stock market performs worse than other segments, the Fund may underperform funds that have exposure to those segments of the market. Likewise, whenever large-cap stocks fall behind other types of investments--bonds, for instance--the Fund's performance also will lag behind those investments.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Shares of the Fund involve investment risks, including the possible loss of principal.

Performance

This Fund commenced operations on February 18, 2000. Therefore, the performance information (including annual total returns and average annual total returns) for a full calendar year is not yet available.


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is new, and therefore, has limited historical expense data. Thus, the numbers under the Annual Fund Operating Expenses below are estimates.

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases      None
Maximum Deferred Sales Charge (Load)                  None
Maximum Sales Charge (Load) Imposed in Reinvested
Dividends and other Distributions                     None
Redemption Fee (as a percentage of redemption         1.00%
   proceeds, payable only if shares are redeemed within four months of purchase)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                       0.25%
Distribution (12b-1) Fees                             None
Other Expenses (Administration)                       0.35%*
Total Annual Fund Operating Expenses                  0.60%


* The administration fee of 0.35% is payable by the Fund to its administrator, E*TRADE Asset Management, Inc.


You should also know that the Fund does not charge investors any account maintenance fees, account set-up fees, low balance fees, transaction fees or customer service fees.


E*TRADE Securities' accountholders may be subject to account maintenance, telephone transaction, low balance, wire transfer, and other customer service fees that may change from time to time and are payable to E*TRADE Securities under your E*TRADE Securities' account agreement. You will be responsible for opening and maintaining an e-mail account and internet access at your own expense.


Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 year        3 years     5 years    10 years
$63           $197        $342       $766



INVESTMENT OBJECTIVE, STRATEGIES AND RELATED RISKS


Under normal market conditions, the Fund invests at least 90% of its total assets in the stocks of companies comprising the DJGT Index. That portion of its assets is not actively managed but simply tries to match, before fees and expenses, the total return of the DJGT Index. The Fund attempts to achieve, in both rising and falling markets, a correlation of approximately 95% between the capitalization-weighted total return of its assets, before fees and expenses, and the DJGT Index. A 100% correlation would mean the total return of the Fund's assets would increase and decrease exactly the same as the DJGT Index. The Fund also may invest up to 10% of its total assets in futures and options on stock index futures and in high-quality money market instruments to provide liquidity to pay redemptions and fees, among other reasons. The Fund may also engage in securities lending of its portfolio securities.


The DJGT Index consists of securities issued by 50 companies and includes the largest companies out of the 100 largest cap companies selected globally, as measured by assets, book value, sales/revenue, net profit and foreign sales rankings. Any domestic-focused companies without multinational operations are ineligible for the index, no matter how large or successful within domestic markets. Securities in the DJGT Index are also screened for liquidity, although the liquidity of a security can change over time.

It is intended by Dow Jones that the major characteristics of the DJGT Index be: market leadership; multinational exposure; global diversification (at both a regional/country level and the industry/sector level); high liquidity; low turnover; and sufficient market coverage. Sufficient market coverage is demonstrated by the fact that, currently, the companies whose securities are included in the DJGT Index have a current total market capitalization of nearly $5.6 trillion, representing approximately 21% of the global market. Currently, the DJGT Index consists of stocks of companies with a market capitalization of at least $20 billion. A capitalization-weighted approach is used to calculate the index value.

The Fund invests in securities of foreign issuers to the extent such issuers are included in the DJGT Index. Currently, U.S. companies account for over 60% of the DJGT Index's components and two-thirds of its market value. The DJGT Index currently includes companies from the United States, Switzerland, United Kingdom, Germany, Netherlands, Japan, France and Italy and may include companies from other countries in the future.

Investments in securities of foreign issuers may expose the Fund to increased volatility and other risks and considerations not typically associated with investing in U.S. companies. Such risks may include, among others, different accounting, auditing and financial reporting standards, higher commission rates on purchases and sales of securities in the DJGT Index, and adverse changes in regulatory and market structures. Foreign and international political, social and monetary developments around the world could also affect the Fund's investments. Foreign securities markets may be less transparent (i.e., a higher chance that key information will be unavailable, incomplete, or inaccurate) and less liquid than the U.S. market.

The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund is managed by utilizing an "indexing" investment approach to determine which securities are to be purchased or sold to replicate, to the extent feasible, and before fees and expenses, the investment characteristics of the DJGT Index.


Like all stock funds, the Fund's net asset value ("NAV") will fluctuate with the value of its assets. The assets held by the Fund will fluctuate based on market and economic conditions, or other factors that affect particular companies or industry sectors.


The Fund's ability to match its investment performance to the investment performance of the DJGT Index may be affected by, among other things: the Fund's expenses; the amount of cash and cash equivalents held by the Fund's investment portfolio; the manner in which the total return of the DJGT Index is calculated; the timing, frequency and size of shareholder purchases and redemptions of the Fund; and the weighting of a particular stock in the DJGT Index. The Fund uses cash flows from shareholder purchase and redemption activity to maintain, to the extent feasible, the similarity of its portfolio to the stocks comprising the DJGT Index.

As do many index funds, the Fund also may invest in futures and options transactions and other derivative securities transactions to help minimize the gap in performance that naturally exists between any index fund and its index. This gap will occur mainly because, unlike the Index, the Fund incurs expenses and must keep a portion of its assets in cash for paying expenses and processing shareholders orders. By using futures, the Fund potentially can offset a portion of the gap attributable to its cash holdings. However, because some of the effect of expenses remains, the Fund's performance normally will be below that of the DJGT Index. The Fund uses futures contracts to gain exposure to the DJGT Index for its cash balances, which could cause the Fund to track the DJGT Index less closely if the futures contracts do not perform as expected.

The Fund relies on a license related to the DJGT Index. Although not anticipated, the license can be terminated for various reasons, including if the Fund does not have at least $50 million in average assets during its third year of operations.



FUND MANAGEMENT


Investment Advisor. Under an investment advisory agreement ("Investment Advisory Agreement") with the Fund, E*TRADE Asset Management, Inc. ("Investment Advisor"), a registered investment adviser, provides investment advisory services to the Fund. The Investment Advisor is a wholly owned subsidiary of E*TRADE Group, Inc. and is located at 118 King Street, San Francisco, CA 94107. The Investment Advisor commenced operating in February 1999. As of April 2, 2001, the Investment Advisor provided investment advisory services for over $386 million assets.


Subject to general supervision of the E*TRADE Funds' Board of Trustees ("Board") and in accordance with the investment objective, policies and restrictions of the Fund, the Investment Advisor provides the Fund with ongoing investment guidance, policy direction and monitoring of the Fund pursuant to the Investment Advisory Agreement. For its advisory services, the Fund pays the Investment Advisor an investment advisory fee at an annual rate equal to 0.25% of the Fund's average daily net assets.



The Investment Advisor has entered into a subadvisory agreement ("Subadvisory Agreement") with Barclays Global Fund Advisors ("BGFA") to delegate the day-to-day discretionary management of the Fund's assets. BGFA is a direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC) and is located at 45 Fremont Street, San Francisco, California 94105. BGFA has provided asset management, administration and advisory services for over 25 years. As of December 31, 2000, Barclays Global Investors and its affiliates, including BGFA, provided investment advisory services for over $801.7 billion of assets. The Investment Advisor pays BGFA a fee out of its investment advisory fee at an annual rate equal to 0.20% of the Fund's average daily net assets on amounts up to $200 million; 0.15% of daily net assets on amounts between $200 million and $500 million; and 0.12% of daily net assets on amounts above $500 million. Additionally, BGFA is entitled to receive a minimum annual fee of $40,000. BGFA is not compensated directly by the Fund. The Subadvisory Agreement may be terminated by the Board.



PRICING OF FUND SHARES

The Fund is a true no-load fund, which means you may buy or sell shares directly at the NAV next determined after E*TRADE Securities receives your request in proper form. If E*TRADE Securities receives such request prior to the close of the New York Stock Exchange, Inc. ("NYSE") on a day on which the NYSE is open, your share price will be the NAV determined that day. The Fund's investments are valued each day the NYSE is open for business as of the close of trading on the floor of the NYSE (generally 4:00 p.m., eastern time). Consideration may be given to whether an event occurring after the relevant foreign market has closed is likely to have a material effect on the value of a portfolio security. The Fund reserves the right to change the time at which purchases and redemptions are priced if the NYSE closes at a time other than 4:00 p.m., eastern time, or if an emergency exists. Shares will not be priced on the days on which the NYSE is closed for trading. Foreign issuers with common shares included in the DJGT Index may also have securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund's shares may change on days when you will not be able to purchase, redeem or exchange the Fund's shares.

Net asset value per share is computed by dividing the value of the Fund's net assets (i.e., the value of its assets less liabilities) by the total number of shares of the Fund outstanding. The Fund's assets are valued generally by using available market quotations or at fair value as determined in good faith by the Board. Expenses are accrued daily and applied when determining the NAV.


HOW TO BUY, SELL AND EXCHANGE SHARES

This Fund is designed and built specifically for on-line investors. In order to become a shareholder of the Fund, you will need to have an E*TRADE Securities account. All shares must be held in an E*TRADE Securities account and cannot be transferred to the account of any other financial institution. However, shares held by qualified employee benefit plans may be held directly with E*TRADE Funds. In addition, the Fund requires you to consent to receive all information about the Fund electronically. If you wish to rescind this consent, the Fund will redeem your position in the Fund, unless a new class of shares of the Fund has been formed for those shareholders who rescinded consent, reflecting the higher costs of paper-based information delivery. Shareholders required to redeem their shares because they revoked their consent to receive Fund information electronically may experience adverse tax consequences.


E*TRADE Securities reserves the right to deliver paper-based shareholder documents in certain circumstances, at no cost to the investor. Shareholder documents include prospectuses, statements of additional information, financial reports, proxies, confirmations and statements. Shareholders may obtain a printed copy of individual shareholder documents at no cost by contacting E*TRADE without revoking consent to electronic delivery generally.


In order to buy shares, you will need to: 1) open an E*TRADE Securities account;
2) deposit money in the account; and 3) execute an order to buy shares.

Step 1:  How to Open an E*TRADE Securities Account

To open an E*TRADE Securities account, you must complete the application available through our Website (www.etrade.com). You will be subject to E*TRADE Securities' general account requirements as described in E*TRADE Securities' customer agreement.

On-line. You can access E*TRADE Securities' online application through multiple electronic gateways, including the internet, WebTV, Prodigy, AT&T Worldnet, Microsoft Investor, by GO ETRADE on CompuServe, with the keyword ETRADE on America Online and via personal digital assistant. For more information on how to access E*TRADE Securities electronically, please refer to our online assistant E*STATION at www.etrade.com available 24 hours a day.

By Mail. You can request an application by visiting the "Open an Account" area of our Website, or by calling 1-800-786-2575. Complete and sign the application. Make your check or money order payable to E*TRADE Securities, Inc. Mail to E*TRADE Securities, Inc., P.O. Box 8160, Boston, MA 02266-8160, or if by overnight mail: E*TRADE Securities, Inc., 66 Brooks Drive, Braintree, MA 02184-8160.

Telephone. Request a new account kit by calling 1-800-786-2575. E*TRADE's customer service is available 24 hours, seven days a week.

STEP 2:  Funding Your Account

By check or money order. Make your check or money order payable to E*TRADE Securities, Inc. and mail it to E*TRADE Securities, Inc., P.O. Box 8160, Boston, MA 02266-8160, or if by overnight mail: E*TRADE Securities, Inc., 66 Brooks Drive, Braintree, MA 02184-8160.

In Person. Investors may visit E*TRADE Securities' self-service center in Menlo Park, California at the address on the back cover page of this prospectus between 8:00 a.m. and 5:00 p.m. (pacific time). Customer service will only accept checks or money orders made payable to E*TRADE Securities, Inc.

Wire.  Send wired funds to:

The Bank of New York
48 Wall Street
New York, NY  10286

ABA  #021000018
FBO:  E*TRADE Securities, Inc.
A/C #8900346256 for further credit to (your name and account number).

After your account is opened, E*TRADE Securities will contact you with an account number so that you can immediately wire funds.

STEP 3:  Execute an Order to Buy/Sell/Exchange Shares

Minimum Investment Requirements:

For your initial investment in the Fund                 $   1,000

To buy additional shares of the Fund                    $     250

Continuing minimum investment*                          $   1,000

To invest in the Fund for your IRA,  Roth               $     250
IRA, or one-person SEP account

To invest in the Fund for your  Education               $     250
IRA account

To invest in the Fund for your  UGMA/UTMA               $     250
account

To  invest  in the Fund for your  SIMPLE,
SEP-IRA,    Profit   Sharing   or   Money
Purchase Pension Plan, or 401(a) account                $     250


To  invest  in the Fund  through a 401(k)
Plan                                                         None



* Your shares may be automatically redeemed if, as a result of selling or exchanging shares, you no longer meet the Fund's minimum balance requirements. Before taking such action, the Fund will provide you with written notice and at least 30 days to buy more shares to bring your investment up to $1,000.

After your account is established you may use the methods described below to buy, sell or exchange shares. You can only sell funds that are held in your E*TRADE Securities account; that means you cannot "short" shares of the Fund.


Whether you are investing in the Fund for the first time or adding to an existing investment, you can generally only buy Fund shares on-line. Because the Fund's NAV changes daily, your purchase price will be the next NAV determined after the Fund receives and accepts your purchase order.

You can access the money you have invested in the Fund at any time by selling some or all of your shares back to the Fund. Please note that the Fund will assess a 1.00% fee on redemptions of Fund shares redeemed within four months of purchase. As soon as E*TRADE Securities receives the shares or the proceeds from the Fund, the transaction will appear in your account. This usually occurs the business day following the transaction, but in any event, no later than three days thereafter.


On-line.   You  can  access   E*TRADE   Securities'   secure  trading  pages  at
www.etrade.com via the internet, WebTV, Prodigy, AT&T Worldnet, Microsoft Investor, by GO ETRADE on CompuServe, with the keyword ETRADE on America Online and via personal digital assistant. By clicking on one of several mutual fund order buttons, you can quickly and easily place a buy, sell or exchange order for shares in the Fund. You will be prompted to enter your trading password whenever you perform a transaction so that we can be sure each buy or sell is secure. It is for your own protection to make sure you or your co-account holder(s) are the only people who can place orders in your E*TRADE account. When you buy shares, you will be asked to: 1) affirm your consent to receive all Fund documentation electronically, 2) provide an e-mail address and 3) affirm that you have read the prospectus. The prospectus will be readily available for viewing and printing on our Website.

No information provided on the Website is incorporated by reference into this Prospectus, unless specifically noted in this Prospectus.

Our built-in verification system lets you double-check orders before they are sent to the markets, and you can change or cancel any unfilled order subject to prior execution.


If you are already a shareholder, you may call 1-800-STOCKS5 (1-800-786-2575) to buy or sell shares by phone through an E*TRADE Securities broker for an additional fee. The fee may change from time to time and is payable to E*TRADE Securities under your E*TRADE Securities account agreement.

The Fund reserves the right to refuse a telephone redemption or exchange request if it believes it advisable to do so.


Investors will bear the risk of loss from fraudulent or unauthorized instructions received over the telephone provided that the Fund reasonably believes that such instructions are genuine. The Fund and its transfer agent employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund may incur liability if it does not follow these procedures.

Due to increased telephone volume during periods of dramatic economic or market changes, you may experience difficulty in implementing a broker-assisted telephone redemption. In these situations, investors may want to consider trading online by accessing our Website or use TELE*MASTER, E*TRADE Securities' automated telephone system, to effect such a transaction by calling 1-800-STOCKS1 (1-800-786-2571).

Signature Guarantee. For your protection, certain requests may require a signature guarantee.

A signature guarantee is designed to protect you and the Fund against fraudulent transactions by unauthorized persons. In the following instances, the Fund will require a signature guarantee for all authorized owners of an account:

1. If you transfer the ownership of your account to another individual or organization. 2. When you submit a written redemption for more than $25,000.

3. When you request that redemption proceeds be sent to a different name or address than is registered on your account.

4.   If you add or change your name or add or remove an owner on your account.

5.   If you add or change the beneficiary on your transfer-on-death account.


For other requests or changes, access E*STATION through our Website or call 1-800-786-2575 for instructions.

You will have to wait to receive the proceeds from a redemption of your shares until the funds you used to buy them have cleared (e.g., your check has cleared).


The right of redemption may be suspended during any period in which (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays; (ii) the SEC has permitted such suspension by order; or (iii) an emergency as determined by the SEC exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.


Redemption Fee. The Fund can experience substantial price fluctuations and is intended for long-term investors. Short-term "market timers" who engage in frequent purchases, redemptions or exchanges can disrupt the Fund's investment program and increase costs. To discourage short-term trading, the Fund will assess a 1.00% fee on redemptions of Fund shares redeemed within four months of purchase. The fee on redemptions will also be assessed on involuntary redemptions effected by the Fund within the time period. The fee will be waived for 401(k) plans and Fund shares held by other E*TRADE Funds.


Any redemption fees imposed will be paid to the Fund. The Fund will use the "first-in, first-out" (FIFO) method to determine the four month holding period. Under this method, the date of the redemption will be compared with the earliest purchase date of shares held in the account. If this holding period is less than four months, the fee will be assessed. The fee may apply to shares held through omnibus accounts or certain retirement plans.

The Fund may waive the redemption fee from time to time in its sole discretion. The Fund may also change the redemption fee and the period it applies for shares to be issued in the future.

Redemption In-Kind. The Fund reserves the right to honor any request for redemption or repurchases by making payment in whole or in part in readily marketable securities ("redemption in-kind"). These securities will be chosen by the Fund and valued as they are for purposes of computing the Fund's NAV. You may incur transaction expenses in converting these securities to cash.

Exchange. You may exchange your shares of the Fund for shares of another E*TRADE fund. An exchange is two transactions: a sale (or redemption) of shares of one fund and the purchase of shares of a different fund with the redemption proceeds. Exchange transactions generally may be effected on-line. If you are unable to make an exchange on-line for any reason (for example, due to Internet-related difficulties) exchanges by telephone will be made available. After we receive your exchange request, the Fund's transfer agent will simultaneously process exchange redemptions and exchange purchases at the share prices next determined, as further explained under "Pricing of Fund Shares." Shares still subject to a redemption fee will be assessed that fee if exchanged.

You must meet the minimum investment requirements for the E*TRADE fund into which you are exchanging or purchasing shares. The Fund reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.

Closing your account. If you close your E*TRADE Securities account, you will be required to redeem your shares in your Fund account.


Certain Institutional Investors. Certain institutional accounts, such as 401(k) plans and shares held by other E*TRADE funds, that are held directly with the Fund are not subject to a redemption fee or minimum investment requirements.



DIVIDENDS AND OTHER DISTRIBUTIONS

The Fund intends to pay dividends from net investment income annually and distribute capital gains, if any, annually. The Fund may make additional distributions if necessary.

Unless you choose otherwise, all your dividends and capital gain distributions will be automatically reinvested in additional Fund shares. Shares are purchased at the net asset value determined on the payment date.


TAX CONSEQUENCES

The Fund's total returns do not show the effects of income taxes on an individual's investment. The following information is meant as a general summary for U.S. taxpayers. Please see the Fund's Statement of Additional Information for more information. You should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

The Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

The Fund will distribute substantially all of its income and gains to its shareholders every year. If the Fund declares a dividend in October, November or December but pays it in January, you may be taxed on the dividend as if you received it in the previous year.

You will generally be taxed on dividends you receive from the Fund, regardless of whether they are paid to you in cash or are reinvested in additional Fund shares. If the Fund designates a dividend as a capital gain distribution, (e.g., when the Fund has a gain from the sale of an asset the Fund held for more than 12 months), you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares.

If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax advisor about investment through a tax-deferred account.

There may be tax consequences to you if you dispose of your Fund shares, for example, through redemption, exchange or sale. You will generally have a capital gain or loss from a disposition. The amount of the gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you hold them. For example, if you sold at a gain Fund shares that you had held for more than one year as a capital asset, then your gain would be taxed at the long-term capital gains tax rate.

The Fund will send you a tax report each year that will tell you which dividends must be treated as ordinary income and which (if any) are long-term capital gain.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

DOW JONES

"Dow JonesSM" and "Dow Jones Global Titans IndexSM" are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to the Fund, other than the licensing of the Dow Jones Global Titans Index and its service marks for use in connection with the Fund.

Dow Jones does not:

|X|  Sponsor, endorse, sell or promote the Fund.

|X|  Recommend that any person invest in the Fund or any other securities.

|X| Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Fund.

|X| Have any responsibility or liability for the administration, management or marketing of the Fund.

|X| Consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the Dow Jones Global Titans IndexSM or have any obligation to do so.

Dow Jones disclaims any liability in connection with the Fund.  Specifically,

o Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

o The results to be obtained by the Fund, the owner of the Fund or any other person in connection with the use of the Dow Jones Global Titans IndexSM and the data included in the Dow Jones Global Titans IndexSM;

o The accuracy or completeness of the Dow Jones Global Titans IndexSM and its data;

o The merchantability and the fitness for a particular purpose or use of the Dow Jones Global Titans IndexSM;

o Dow Jones will have no liability for any errors, omissions or interruptions in the Dow Jones Global Titans IndexSM or its data;

o Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between Dow Jones and E*TRADE Asset Management with respect to the Fund is solely for their benefit and not for the benefit of the owners of the Fund or any other third parties.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since the Fund's inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.

----------------------------------------------------------------------

                                                         Period from
                                                           2/18/00
                                                        (commencement
                                                             of
                                                         operations)
                                                          through
                                                          12/31/00
                                                        --------------

Net asset value, beginning of period...............       $ 10.00
Loss from investment operations:
   Net investment income...........................          0.06
   Net realized and unrealized loss on investments
   and foreign currency............................         (1.18)
   Total loss from investment operations...........         (1.12)

Distribution to shareholders:
   Distributions from net investment income........         (0.05)
   Distributions from net realized gains...........         (0.04)
   Total distributions to shareholders.............         (0.09)

Redemption fees added to paid-in-capital...........          0.01

Net asset value, end of period.....................        $ 8.80
                                                           =======

Total return.......................................      (11.11%)(1)

Ratios/Supplemental data:
   Net assets, end of period (000s omitted)........       $ 16,690
   Ratio of expenses to average net assets.........      0.60%(2)(3)
   Ratio of net investment income to average net
   assets                                                0.73%(2)
   Portfolio turnover rate.........................     28.97%(1)


(1) For the period February 18, 2000 (commencement of operations) to December 31, 2000 and not indicative of a full year's operating results.
(2)  Annualized.
(3) The Investment Advisor voluntarily agreed to pay the non-affiliated Trustee expenses for the Fund for the period February 18, 2000 (commencement of operations) through May 9, 2000. Even if such action had not been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.60% for the period from February 18, 2000 (commencement of operations) through December 31, 2000.

[Outside back cover page.]


The Statement of Additional Information for the Fund, dated May 1, 2001 ("SAI"), contains further information about the Fund. The SAI is incorporated into this Prospectus by reference (that means it is legally considered part of this Prospectus). Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its fiscal year.

The SAI and the most recent annual report (dated December 31, 2000) and semi-annual report (when available) may be obtained without charge at our Website (www.etrade.com). Information on the Website is not incorporated by reference into this Prospectus unless specifically noted. Shareholders will be notified when a prospectus, prospectus update, amendment, annual or semi-annual report is available. Shareholders may also call the toll-free number listed below for additional information or with any inquiries.


Further information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may call 1-202-942-8090 for information about the operations of the public reference room. Reports and other information about the Fund are also available on the SEC's Internet site at http://www.sec.gov or copies can be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

E*TRADE Securities, Inc.
4500 Bohannon Drive
Menlo Park, CA  94025
Telephone: (650) 331-6000
Toll-Free: (800) 786-2575
http://www.etrade.com



Investment Company Act No.: 811-09093

                                  E*TRADE FUNDS

                        E*TRADE GLOBAL TITANS INDEX FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                DATED MAY 1, 2001

This Statement of Additional Information ("SAI") is not a prospectus and should be read together with the Prospectus dated May 1, 2001 (as amended from time to time), for the E*TRADE Global Titans Index Fund ("Fund"), a separate series of E*TRADE Funds. Unless otherwise defined herein, capitalized terms have the meanings given to them in the Fund's Prospectus.

To obtain a free copy of the Fund's Prospectus and the Fund's most recent semi-annual report to shareholders (when available) and annual report (dated
December 31, 2000 and incorporated herein by reference), please access our Website online (www.etrade.com) or call our toll-free number at (800) 786-2575. Other information on the Website is not incorporated by reference into this SAI unless specifically noted. Only customers of E*TRADE Securities, Inc. who consent to receive all information about the Fund electronically may invest in the Fund.

                                TABLE OF CONTENTS
                                                                            Page

FUND HISTORY.................................................................3

THE FUND.....................................................................3

INVESTMENT STRATEGIES AND RISKS..............................................3

FUND POLICIES...............................................................11

TRUSTEES AND OFFICERS.......................................................13

INVESTMENT MANAGEMENT.......................................................18

SERVICE PROVIDERS...........................................................19

PORTFOLIO TRANSACTIONS AND BROKERAGE SELECTION..............................21

ORGANIZATION, DIVIDEND AND VOTING RIGHTS....................................22

SHAREHOLDER INFORMATION.....................................................23

TAXATION....................................................................24

UNDERWRITER.................................................................30

PERFORMANCE INFORMATION.....................................................30

DOW JONES...................................................................34

APPENDIX....................................................................36

FUND HISTORY

The E*TRADE Global Titans Index Fund (the "Fund") is a non-diversified series of E*TRADE Funds (the "Trust"). The Trust is organized as a Delaware business trust and was formed on November 4, 1998.

THE FUND

The Fund is classified as an open-end, management investment company. The Fund's investment objective is to provide investment results that match, before fees and expenses, the total return of the stocks comprising the Dow Jones Global
(DJGT) Index.* This investment objective is fundamental and therefore, cannot be changed without approval of a majority (as defined in the Investment Company Act of 1940, as amended, and the Rules thereunder ("1940 Act")) of the Fund's outstanding voting interests.

The Fund seeks to achieve its objective by investing substantially all of its assets in the same stocks and in substantially the same percentages as the stocks that comprise the DJGT Index.

INVESTMENT STRATEGIES AND RISKS

The following supplements the discussion in the Prospectus of the Fund's investment strategies, policies and risks.

Since the Fund will be investing in only large-cap stocks, investors may also be exposed to greater financial and market risk. An investment in the Fund is not a balanced investment program.

These investment strategies and policies may be changed without shareholder approval unless otherwise noted.


Index Funds. The net asset value of index funds and funds which are not actively managed, such as the Fund, may be disproportionately affected by, among other things, the following risks: short- and long-term changes in the characteristics of the companies whose securities make up the index; index rebalancing; modifications in the criteria for companies selected to make up the index; suspension or termination of the operation of the index; and the activities of issuers whose market capitalization represents a disproportionate amount of the total market capitalization of the index.

Index Changes. The securities comprising the DJGT Index are changed from time to time. Announcements of those changes and related market activity may result in reduced returns or volatility for the Fund. Changes to the DJGT Index may also affect the Fund's portfolio turnover rate.



* "Dow JonesSM," "Global TitansSM" and "Dow Jones Global Titans IndexSM" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by E*TRADE Asset Management, Inc. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such Fund.

Depositary Receipts. The Fund may hold equity securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in the United States securities markets. For purposes of the Fund's investment policies, the Fund's investments in ADRs and GDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.


Foreign Securities. The DJGT Index includes securities of foreign issuers. The foreign securities in which the Fund may invest include common stocks, preferred stocks, warrants, convertible securities and other securities of issuers organized under the laws of countries other than the United States. Such securities also include equity interests in foreign investment funds or trusts, real estate investment trust securities and any other equity or equity-related investment whether denominated in foreign currencies or U.S. dollars.

Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political, social and monetary instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries. Generally, multinational companies may be more susceptible to effects caused by changes in the economic climate and overall market volatility.

Bank Obligations. The Fund may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.


Commercial Paper and Short-Term Corporate Debt Instruments. The Fund may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. BGFA monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

The Fund also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement. The Fund will invest only in such corporate bonds and debentures that are rated at the time of purchase at least "Aa" by Moody's or "AA" by S&P. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. BGFA will consider such an event in determining whether the Fund should continue to hold the obligation. To the extent the Fund continues to hold such obligations, it may be subject to additional risk of default.


To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's and S&P and other nationally recognized statistical rating organizations are more fully described in the attached Appendix.

Floating- and variable- rate obligations. The Fund may purchase debt instruments with interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These adjustments generally limit the increase or decrease in the amount of interest received on the debt instruments. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

Futures Contracts and Options Transactions. The Fund may use futures as a substitute for a comparable market position in the underlying securities.

Although the Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. If it is not possible, or if the Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments on variation margin.


Stock Index Futures and Options on Stock Index Futures. The Fund may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. Futures and options on the DJGT Index are not currently available and may not be liquid if they become available. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index on or before the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, the Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market may prevent liquidation of an unfavorable position.


The Fund's futures transactions must constitute permissible transactions pursuant to regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). In addition, the Fund may not engage in futures transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired options on futures contracts, other than those contracts entered into for bona fide hedging purposes, would exceed 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts; provided, however, that in the case of an option on a futures contract that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% liquidation limit. Pursuant to regulations or published positions of the SEC, the Fund may be required to segregate liquid portfolio securities, including cash, in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.


Future Developments. The Fund may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide any appropriate additional disclosure in its Prospectus or SAI.


Forward commitments, when-issued purchases and delayed-delivery transactions. The Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although the Fund will generally purchase securities with the intention of acquiring them, the Fund may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate.

Certain of the securities in which the Fund may invest will be purchased on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. The Fund only will make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. When-issued securities are subject to market fluctuation, and no income accrues to the purchaser during the period prior to issuance. The purchase price and the interest rate that will be received on debt securities are fixed at the time the purchaser enters into the commitment.

Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery. The Fund currently does not intend on investing more than 5% of its assets in when-issued securities during the coming year. The Fund will establish a segregated account in which it will maintain cash or liquid securities in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.


Investment company securities. The Fund may invest in securities issued by other open-end management investment companies which principally invest in securities of the type in which the Fund invests. Under the 1940 Act, a Fund's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses. The Fund may also purchase shares of exchange-listed closed-end funds to the extent permitted under the 1940 Act.


Illiquid securities. To the extent that such investments are consistent with its investment objective, the Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating- and variable-rate demand obligations as to which the Fund cannot exercise a demand feature on not more than seven days' notice and as to which there is no secondary market and repurchase agreements providing for settlement more than seven days after notice.

Letters of Credit. Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) which the Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of the investment advisor are of comparable quality to issuers of other permitted investments of the Fund may be used for letter of credit-backed investments.


Securities Lending. The Fund may lend securities from its portfolios to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. The value of the loaned securities may not exceed one-third of the Fund's total assets and loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.

In determining whether to lend a security to a particular broker, dealer or financial institution, the Fund's investment advisor considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any securities that the Fund may receive as collateral will not become part of the Fund's investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed upon fee from a borrower that has delivered cash-equivalent collateral.

The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.


Obligations of Foreign Governments, Banks and Corporations. The Fund may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by its investment adviser to be of comparable quality to the other obligations in which the Fund may invest.

To the extent that such investments are consistent with its investment objective, the Fund may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Fund's assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

The Fund may also invest a portion of its total assets in high quality, short-term (one year or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars.

Repurchase Agreements. The Fund may enter into a repurchase agreement wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually-agreed upon time and price. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. The Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Fund, including government securities and mortgage-related securities, regardless of their remaining maturities, and requires that additional securities be deposited with the custodian if the value of the securities purchased should decrease below the repurchase price.

The Fund may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or is otherwise limited or if receipt of the security or collateral is delayed. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. Repurchase agreements are considered loans by the Fund. All repurchase transactions must be collateralized.

In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund limits investments in repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. The Fund's advisor monitors on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price.


Short-term instruments and temporary investments. The Fund may invest in high-quality money market instruments on an ongoing basis to provide liquidity or for temporary purposes when there is an unexpected level of shareholder purchases or redemptions. The instruments in which the Fund may invest include:
(i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P, or, if unrated, of comparable quality as determined by Fund's investment advisor or subadvisor; (iv) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year that are rated at least "Aa" by Moody's or "AA" by S&P; (v) repurchase agreements; and (vi) short-term, U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets and in the opinion of BGFA are of comparable quality to obligations of U.S. banks which may be purchased by the Fund.


U.S. Government Obligations. The Fund may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the U.S. Treasury. U.S. Government obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises. Some obligations of such agencies or instrumentalities of the U.S. Government are supported by the full faith and credit of the United States or U.S. Treasury guarantees. Other obligations of such agencies or instrumentalities of the U.S. Government are supported by the right of the issuer or guarantor to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality or only by the credit of the agency or instrumentality issuing the obligation.

In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.


Unrated, Downgraded and Below Investment Grade Investments. The Fund may purchase instruments that are not rated if, in the opinion of its investment advisor or subadvisor, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by the Fund. After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund provided that the amount of such securities held by the Fund does not exceed 5% of the Fund's net assets. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in this SAI. The ratings of Moody's and S&P are more fully described in the Appendix to this SAI.


Because the Fund is not required to sell downgraded securities, the Fund could hold up to 5% of its net assets in debt securities rated below "Baa" by Moody's or below "BBB" by S&P or in unrated, low quality (below investment grade) securities. Although they may offer higher yields than do higher rated securities, low rated, and unrated, low quality debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated, low quality debt are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish the Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Fund's shares.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated or unrated, low quality debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated or unrated, low quality debt securities may be more complex than for issuers of higher rated securities, and the ability of the Fund to achieve its investment objective may, to the extent it holds low rated or unrated low quality debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund held exclusively higher rated or higher quality securities.

Low rated or unrated low quality debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of such debt securities have been found to be less sensitive to interest rate changes than higher rated or higher quality investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated or unrated, low quality debt securities prices because the advent of a recession could dramatically lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of the debt securities defaults, the Fund may incur additional expenses to seek recovery.

Warrants. To the extent that such investments are consistent with its investment objective, the Fund may invest up to 5% of its net assets in warrants. Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The Fund may only purchase warrants on securities in which the Fund may invest directly.

Securities Related Businesses. The 1940 Act limits the ability of the Fund to invest in securities issued by companies deriving more than 15% of their gross revenues from securities related activities ("financial companies"). If the DJGT Index provides a higher concentration in one or more financial companies, the Fund may experience increased tracking error due to the limitations on investments in such companies.



FUND POLICIES

Fundamental Investment Restrictions

The following are the Fund's fundamental investment restrictions which, along with the Fund's investment objective, cannot be changed without shareholder approval by a vote of a majority of the outstanding shares of the Fund, as set forth in the 1940 Act.

Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.

Unless indicated otherwise below, the Fund:

1. may not issue senior securities, except as permitted under the 1940 Act and as interpreted and modified by regulatory authority having jurisdiction, from time to time;

2. may not borrow money, except as permitted under the 1940 Act and as interpreted and modified by regulatory authority having jurisdiction, from time to time;

3. may not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

4. may not concentrate its investments in a particular industry, as that term is used in the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time except that there shall be no limitation with respect to investments in (i) obligations of the U.S. Government, its agencies or instrumentalities (or repurchase agreements thereto); or (ii) any particular industry or group of closely related industries to the extent that the companies whose stocks comprise the DJGT Index belong to a particular industry or group of closely related industries;

5. may not purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

6. may not purchase physical commodities or contracts relating to physical commodities; and

7. may not make loans, except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

Non-Fundamental Operating Restrictions

The following are the Fund's non-fundamental operating restrictions, which may be changed by the Fund's Board of Trustees without shareholder approval.

Unless indicated otherwise below, the Fund:

1. may not pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes;

2. may not purchase securities of other investment companies, except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3. may not invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities, or such other amounts as may be permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

4. may, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and restrictions as the Fund; and


5. may not purchase any securities of any registered open-end investment company or registered unit investment trust relying on Section 12(d)(1)(F) or (G) of the 1940 Act.



TRUSTEES AND OFFICERS

The Board has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities and the conformity with Delaware Law and the stated policies of the Fund. The Board elects the officers of the Trust who are responsible for administering the Fund's day-to-day operations. Trustees and officers of the Fund, together with information as to their principal business occupations during the last five years, and other information are shown below. Each "interested or affiliated person," as defined in the 1940 Act, is indicated by an asterisk (*):

------------------------------------------------------------------------------------
Name, Address, and Age    Position(s) Held with     Principal  Occupation(s) During
                          the Fund                  the Past 5 Years
------------------------------------------------------------------------------------

*Leonard C. Purkis (52)   Trustee                   Mr.  Purkis is chief  financial
118 King Street,                                    officer  and   executive   vice
San Francisco, CA 94107                             president    of   finance   and
                                                    administration    of    E*TRADE
                                                    Group,  Inc.  Mr.  Purkis  also
                                                    serves    on   the   board   of
                                                    directors of E*TRADE  Bank.  He
                                                    previously   served   as  chief
                                                    financial  officer  for  Iomega
                                                    Corporation           (Hardware
                                                    Manufacturer)   from   1995  to
                                                    1998.    Prior    to    joining
                                                    Iomega,  he served in  numerous
                                                    senior   level   domestic   and
                                                    international           finance
                                                    positions for General  Electric
                                                    Co.   and   its   subsidiaries,
                                                    culminating  his  career  there
                                                    as   senior   vice   president,
                                                    finance,  for GE Capital  Fleet
                                                    Services             (Financial
                                                    Services).

*Shelly J. Meyers (41)(1) Trustee                   Ms.   Meyers  is  the  Manager,
118 King Street,                                    Chief Executive Officer,  Chief
San Francisco, CA 94107                             Financial  Officer  and founder
                                                    of  Meyers  Capital  Management
                                                    LLC,  a  registered  investment
                                                    adviser formed in January 1996.
                                                    She also serves on the board of
                                                    directors of Meyers  Investment
                                                    Trust (investment  company) and
                                                    Meyers Capital  Management LLC.
                                                    She has also managed the Meyers
                                                    Pride  Value  Fund  since  June
                                                    1996.  Prior to  that,  she was
                                                    employed by The Boston  Company
                                                    Asset   Management,   Inc.   as
                                                    Assistant Vice President of its
                                                    Institutional  Asset Management
                                                    group.

Ashley T. Rabun (48)      Trustee                   Ms.  Rabun is the  Founder  and
118 King Street,                                    Chief   Executive   Officer  of
San Francisco, CA 94107                             InvestorReach   (a   consulting
                                                    firm  specializing in marketing
                                                    and distribution strategies for
                                                    financial  services  companies)
                                                    which  was  formed  in  October
                                                    1996. She has been a trustee of
                                                    the Zero  Gravity  Mutual  Fund
                                                    since  January  2000 and of the
                                                    Trust  For  Investment Managers
                                                    (investment    company)   since
                                                    December  1999.  From  1992  to
                                                    1996,  she  was a  partner  and
                                                    Director of Nicholas  Applegate
                                                    Capital Management.

Steven Grenadier (36)     Trustee                   Mr.  Grenadier  is an Associate
118 King Street,                                    Professor  of  Finance  at  the
San Francisco, CA 94107                             Graduate  School of Business at
                                                    Stanford  University,  where he
                                                    has   been    employed   as   a
                                                    professor since 1992.

George J. Rebhan (66)     Trustee                   Mr.  Rebhan  has been a trustee
118 King Street,                                    for the  Trust  For  Investment
San Francisco, CA 94107                             Managers  (investment  company)
                                                    since  August  30,  1999.   Mr.
                                                    Rebhan   retired  in   December
                                                    1993,  and prior to that he was
                                                    President   of   Hotchkis   and
                                                    Wiley     Funds     (investment
                                                    company) from 1985 to 1993.

*Amy J. Errett (43)       President                 Ms.   Errett  is  President  of
118 King Street,                                    E*TRADE    Asset    Management,
San Francisco, CA 94107                             Inc. She joined  E*TRADE  Asset
                                                    Management,   Inc.   in   March
                                                    2000.   Prior  to   that,   Ms.
                                                    Errett  was   Chairman,   Chief
                                                    Executive Officer,  and founder
                                                    of  Spectrem  Group  (financial
                                                    services    consulting    firm)
                                                    since 1990.

*Liat Rorer (40)          Vice President            Ms.  Rorer  is  Vice  President
118 King Street,                                    of  Operations  and a  director
San Francisco, CA 94107                             of  E*TRADE  Asset  Management,
                                                    Inc.   She   is   also  a  Vice
                                                    President       of      E*TRADE
                                                    Securities,   Inc.   which  she
                                                    joined  in 1999.  Prior to that
                                                    Ms.  Rorer  worked  as a senior
                                                    consultant   for  the  Spectrem
                                                    Group,    (financial   services
                                                    consulting  firm)  beginning in
                                                    1998.  From  1996 to 1998,  she
                                                    was a marketing  Vice President
                                                    for      Charles       Schwab's
                                                    Retirement  Plan Services,  and
                                                    prior    to   that   she   held
                                                    positions in Fidelity's  Retail
                                                    Services,       Legal       and
                                                    Institutional          Services
                                                    Departments.

*Dianne Dubois (40)       Vice President and        Ms.  Dubois  is Vice  President
118 King Street,          Treasurer                 of Finance,  North America,  of
San Francisco, CA 94107                             E*TRADE   Group.   Ms.   Dubois
                                                    joined E*TRADE in January 2000.
                                                    From 1998 to 1999,  she  served
                                                    as a Vice  President of Finance
                                                    at  PIMCO  Advisors  L.P.;  and
                                                    prior to that  she held  senior
                                                    financial planning positions at
                                                    Wellpoint Health Networks,  and
                                                    the Disney Corporation.

Elizabeth Gottfried (41)  Vice President            Ms.  Gottfried  joined  E*TRADE
118 King Street,                                    in  September  2000.  Prior  to
San Francisco, CA 94107                             that,   she   worked  at  Wells
                                                    Fargo  Bank  from  1994 to 2000
                                                    and  managed  various  areas of
                                                    Wells   Fargo's   mutual   fund
                                                    group.

*Ulla Tarstrup (34)       Vice President            Ms.  Tarstrup joined E*TRADE in
118 King Street,                                    August  1998.  Prior  to  that,
San Francisco, CA 94107                             she    worked    in    Franklin
                                                    Resources'       legal      and
                                                    administration  department from
                                                    1994 to 1998.

*Jay Gould (45)           Secretary                 Mr.   Gould  is   Secretary  of
118 King Street,                                    E*TRADE    Asset    Management.
San Francisco, CA 94107                             From   February   to   December
                                                    1999,   he  served  as  a  Vice
                                                    President at  Transamerica  and
                                                    prior to that he worked at Bank
                                                    of   America    (banking    and
                                                    financial services) from 1994.

(1) Ms. Meyers may be considered an "interested person," but she is not an "affiliated person," as defined in the 1940 Act.

Each non-affiliated Trustee receives from the Trust an annual fee (payable quarterly) of $18,000 plus an additional fee of: (i) $4,500 for each regularly scheduled Board meeting attended; and (ii) $2,000 for each Audit Committee meeting attended. In addition, the Trust reimburses each of the non-affiliated Trustees for travel and other expenses incurred in connection with attendance at such meetings. Other officers and Trustees of the Trust receive no compensation or expense reimbursement. The following table provides the total compensation received from the Trust for the fiscal year ended December 31, 2000:

Compensation Table for Fiscal Year Ended December 31, 2000

------------------------------------------------------------------------------
 Name of Person, Position            Aggregate            Total Compensation
                                 Compensation from       from the Trust Paid
                                    the Trust 1             to Trustees 2
------------------------------------------------------------------------------
Leonard C. Purkis, Trustee             None                      None

Shelly J. Meyers, Trustee3            $52,500                  $52,500

Ashley T. Rabun, Trustee              $63,500                  $63,500

Steven Grenadier, Trustee             $63,500                  $63,500

George J. Rebhan, Trustee             $63,500                  $63,500


     No Trustee will receive any benefits upon retirement. Thus, no pension or retirement benefits have accrued as part of the Fund's expenses.

------------
(1) The aggregate amount is based on a prior compensation schedule in effect until July 1, 2000 and the current compensation schedule, thereafter, which is described above. Prior to July 1, 2000, the Trust paid each non-affiliated Trustee a fee of $1,500 per Board meeting for the Fund.

(2) The Trust consists of eleven series, ten of which were in operation in 2000. There are no other funds in the Fund Complex.


(3) Ms. Meyers may be considered an "interested person," but she is not an "affiliated person," as defined in the 1940 Act and is compensated by the Trust for serving as Trustee.


Committees. The Trust has an Audit Committee and a Nominating and Corporate Governance Committee. The members of each Committee are the Trustees who are not "interested" or "affiliated" persons (as defined in the 1940 Act). The Audit Committee is responsible for, among other things: recommending the selection, retention or termination of the auditors; evaluating the independence of the auditors, including with respect to the provision of any consulting services;
reviewing with the independent auditors the scope and results of the annual audit; reviewing the fees charged by the auditors for professional services, including any types of non-audit services performed, if any, and whether the non-audit services performed and related fees were consistent with the auditors independence; reporting to the full Board on a regular basis; and making recommendations as it deems necessary or appropriate. The Nominating and Corporate Governance Committee is responsible for, among other things;
evaluating and recommending to the Board candidates to be nominated as Independent Trustees of the Board; reviewing the composition of the Board and the compensation arrangements for each of the Trustees; and reviewing the Board's governance procedures.

The Trust also has a Pricing Committee that consists of the officers of the Trust and Leonard Purkis. This committee determines the value of any of the Funds' securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided.

Code of Ethics. Pursuant to Rule 17j-1 under the 1940 Act, E*TRADE Funds has adopted a code of ethics. The Fund's investment advisor, subadvisor and principal underwriter have also adopted codes of ethics under Rule 17j-1. Each code of ethics permits personal trading by covered personnel, including securities that may be purchased or held by the Fund, subject to certain reporting requirements and restrictions.


Control Persons and Principal Holders of Securities


A Shareholder that owns 25% or more of the Fund's voting securities is in control of the Fund on matters submitted to a vote of shareholders. E*TRADE Asset Management, Inc., the Fund's investment advisor, is a Delaware corporation and is wholly owned by E*TRADE Group, Inc. Its address is 118 King Street, San Francisco, CA 94107.

As of April 2, 2001, the following persons beneficially owned 5% or more of the Fund's outstanding equity securities:

                                          Shares
                                       Beneficially
                Name                       Owned        Percent of Fund
                ----                       -----        ---------------
E*TRADE Asset Management, Inc.             892,893              47%


As of the date of this SAI, the Trustees and Officers of the Fund as a group owned less than 1% of the Fund's equity securities.

INVESTMENT MANAGEMENT

Investment Advisor. Under an investment advisory agreement ("Investment Advisory Agreement") with the Fund, E*TRADE Asset Management, Inc. ("E*TRADE Asset Management" or "Investment Advisor"), a registered investment adviser, provides investment advisory services to the Fund. The Investment Advisor is a wholly owned subsidiary of E*TRADE Group, Inc. and is located at 118 King Street, San Francisco, CA 94107. The Investment Advisor commenced operating in February 1999. As of April 2, 2001, the Investment Advisor provided investment advisory services for over $386 million in assets.

Subject to the general supervision of the Trust's Board and in accordance with the investment objective, policies and restrictions of the Fund, the Investment Advisor provides the Fund with ongoing investment management guidance, policy direction and monitoring of the Fund and any sub-advisers pursuant to an investment advisory agreement. For its advisory services, the Fund pays the Investment Advisor an investment advisory fee at an annual rate equal to 0.25% of the Fund's average daily net assets. The Investment Advisor retains a portion of that fee not paid to BGFA, as described below. The Fund paid the Investment Advisor approximately $38,505 for its investment advisory services to the Fund in 2000.

Sub-Advisor to the Fund. The Investment Advisor has entered into a sub-advisory agreement ("Sub-Advisory Agreement") with Barclays Global Fund Advisors ("BGFA"). BGFA is a direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC) and is located at 45 Fremont Street, San Francisco, California 94105. Barclays Global Investors has provided asset management, administration and advisory services for over 25 years. As of December 31,2000, Barclays Global Investors and its affiliates, including BGFA, provided investment advisory services for over $801.7 billion of assets.

Under the Sub-Advisory Agreement, BGFA is responsible for the day-to-day management of the Fund's assets pursuant to the Fund's investment objective and restrictions. For its services, BGFA receives a fee from the Investment Advisor at an annual rate equal to 0.20% of the Fund's average daily net assets on amounts up to $200 million; 0.15% of daily net assets on amounts between $200 million and $500 million; and 0.12% of daily net assets on amounts above $500 million. Additionally, BGFA is entitled to receive a minimum annual fee of $40,000. The Sub-Advisory Agreement is subject to the same Board of Trustees' approval, oversight and renewal as the Investment Advisory Agreement.


BGFA has agreed to provide to the Fund, among other things, analysis and statistical and economic data and information concerning the compilation of the DJGT Index, including portfolio composition.


Both the Investment Advisory Agreement and the Sub-Advisory Agreement will continue in effect for more than two years provided the continuance is approved annually (i) by the holders of a majority of the Fund's outstanding voting securities or by the Fund's Board of Trustees and (ii) by a majority of the Trustees of the Fund who are not parties to the Investment Advisory Agreement or the Sub-Advisory Agreement or interested persons of any such party. Both the Investment Advisory Agreement and the Sub-Advisory Agreement may be terminated on 60 days' written notice any such party and will terminate automatically if assigned.


Asset allocation, index and modeling strategies are employed by BGFA for other investment companies and accounts advised or sub-advised by BGFA. If these strategies indicate particular securities should be purchased or sold at the same time by the Fund and one or more of these investment companies or accounts, available investments or opportunities for sales will be allocated equitably to each by BGFA. In some cases, these procedures may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.

SERVICE PROVIDERS

Principal Underwriter. E*TRADE Securities, Inc., 4500 Bohannon Drive, Menlo Park, CA 94025, is the Fund's principal underwriter. The underwriter is a wholly owned subsidiary of E*TRADE Group, Inc.

Administrator of the Fund. E*TRADE Asset Management, the Fund's Investment Advisor, also serves as the Fund's administrator. As the Fund's administrator,
E*TRADE Asset Management provides administrative services directly or through sub-contracting, including: (i) coordinating the services performed by the investment advisor, transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; (ii) preparing or supervising the preparation of periodic reports to the Fund's shareholders; (iii) generally supervising regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and other federal or state governmental agencies; and (iv) monitoring and reviewing the Fund's contracted services and expenditures. E*TRADE Asset Management also furnishes office space and certain facilities required for conducting the business of the Fund. Pursuant to an administrative services agreement with the Fund, E*TRADE Asset Management receives a fee equal to 0.35% of the average daily net assets of the Fund. E*TRADE Asset Management is responsible under that agreement for all expenses otherwise payable by the Fund, other than the advisory fees (including subadvisory fees), E*TRADE Asset Management's compensation pursuant to the administrative services agreement and any expenses of any "master" fund in which the Fund may invest.


The Fund paid the Administrator approximately $53,907 for its administrative services to the Fund in 2000.

Custodian, Fund Accounting Services Agent and Sub-administrator. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian of the assets of the Fund. As a result, IBT has custody of all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by the officers of the Fund. The custodian has no responsibility for any of the investment policies or decisions of the Fund. IBT also acts as the Fund's Accounting Services Agent. IBT also serves as the Fund's sub-administrator, under an agreement among IBT, the Trust and E*TRADE Asset Management, providing management reporting and treasury administration and financial reporting to Fund management and the Fund's Board of Trustees and preparing income tax provisions and tax returns. IBT is compensated for its services by E*TRADE Asset Management.

Transfer Agent and Dividend Disbursing Agent. PFPC, Inc. 400 Bellevue Parkway, Wilmington, DE 19809, acts as transfer agent and dividend-disbursing agent for the Fund.


Retail Shareholder Servicing Agent. Under a Retail Shareholder Servicing Agreement with E*TRADE Securities and E*TRADE Asset Management, E*TRADE Securities, 4500 Bohannon Drive, Menlo Park, CA 94025, acts as shareholder servicing agent for the Fund. As shareholder servicing agent, E*TRADE Securities provides personal services to the Fund's shareholders and maintains the Fund's shareholder accounts. Such services include: (i) providing to an approved shareholder mailing agent for the purpose of providing certain Fund-related materials the names and contact information of all shareholders; (ii) delivering current Fund prospectuses, statements of additional information, annual and other periodic reports upon shareholder requests; (iii) delivering statements to shareholders on a monthly basis; (iv) producing and providing confirmation statements reflecting purchases and redemptions; (v) answering shareholder inquiries regarding, among other things, share prices, account balances, dividend amounts and dividend payment dates; (vi) communicating purchase, redemption and exchange orders reflecting orders received from shareholders;
(vii) preparing and filing with the appropriate governmental agencies returns and reports required to be reported for dividends and other distributions made, amounts withheld on dividends and other distributions and payments under applicable federal and state laws, rules and regulations, and, as required, gross proceeds of sales transactions; and (viii) providing such other related services as the Fund or a shareholder may reasonably request, to the extent permitted by applicable law.


Independent Accountants. Deloitte & Touche LLP, 350 South Grand Avenue, Los Angeles, CA 90071-3462, acts as independent accountants for the Fund. Deloitte & Touche LLP is responsible for auditing the annual financial statements of the Fund.


Legal Counsel. Dechert, 1775 Eye Street N.W., Washington, DC 20006-2401, acts as legal counsel for the Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE SELECTION


The Fund has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Pursuant to the Sub-Advisory Agreement and subject to policies as may be established by the Fund's Board of Trustees, BGFA, as sub-advisor, is responsible for the Fund's investment portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Fund to obtain the best results taking into account the broker/dealer's general execution and operational facilities, the type of transaction involved and other factors such as the broker/dealer's risk in positioning the securities involved. While BGFA generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.


Purchase and sale orders of the securities held by the Fund may be combined with those of other accounts that BGFA manages, and for which they have brokerage placement authority, in the interest of seeking the most favorable overall net results. When BGFA determines that a particular security should be bought or sold for the Fund and other accounts managed by BGFA, BGFA undertakes to allocate those transactions among the participants equitably.

Under the 1940 Act, persons affiliated with the Fund, BGFA and their affiliates are prohibited from dealing with the Fund as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.


Except in the case of equity securities purchased by the Fund, purchases and sales of securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Fund also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, money market securities, adjustable rate mortgage securities ("ARMS"), municipal obligations, and collateralized mortgage obligations ("CMOs") are traded on a net basis and do not involve brokerage commissions. The cost of executing the Fund's investment portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Commissions and spreads paid by the Fund may have the effect of reducing the total returns of the Fund.


Purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, affiliates of BGFA or Barclays. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

In placing orders for portfolio securities of the Fund, BGFA is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that BGFA seeks to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable under the circumstances. While BGFA generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. In executing portfolio transactions and selecting brokers or dealers, BGFA seeks to obtain the best overall terms available for the Fund. In assessing the best overall terms available for any transaction, BGFA considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. Rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Fund's Board.

Certain of the brokers or dealers with whom the Fund may transact business offer commission rebates to the Fund. BGFA considers such rebates in assessing the best overall terms available for any transaction. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commission paid by other institutional investors for comparable services.


Brokerage Commission. The Fund paid brokerage commissions in the dollar amounts of $24,368 for the fiscal year ended December 31, 2000. None of the brokerage commissions were paid to affiliated brokers.


ORGANIZATION, DIVIDEND AND VOTING RIGHTS

The Fund is a non-diversified series of E*TRADE Funds (the "Trust"), an open-end investment company organized as a Delaware business trust on November 4, 1998. The Trust may issue additional series and classes.

All shareholders may vote on each matter presented to shareholders. Fractional shares have the same rights proportionately as do full shares. Shares of the Trust have no preemptive, conversion, or subscription rights. All shares, when issued, will be fully paid and non-assessable by the Trust. If the Trust issues additional series, each series of shares will be held separately by the custodian, and in effect each series will be a separate fund.

All shares of the Trust have equal voting rights. Approval by the shareholders of a fund is effective as to that fund whether or not sufficient votes are received from the shareholders of the other investment portfolios to approve the proposal as to those investment portfolios.

Generally, the Trust will not hold an annual meeting of shareholders unless required by the 1940 Act. The Trust will hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

Each share of the Fund represents an equal proportional interest in the Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Trustee's office.

Under Delaware law, the shareholders of the Fund are not generally subject to liability for the debts or obligations of the Trust. Similarly, Delaware law provides that a series of the Trust will not be liable for the debts or obligations of any other series of the Trust. However, no similar statutory or other authority limiting business trust shareholder liability exists in other states or jurisdictions. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of courts of such other states or jurisdictions, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of a series of the Trust. Notice of such disclaimer will generally be given in each agreement, obligation or instrument entered into or executed by a series or the Trustees. The Declaration of Trust also provides for indemnification by the relevant series for all losses suffered by a shareholder as a result of an obligation of the series. In view of the above, the risk of personal liability of shareholders of a Delaware business trust is remote.


The Fund commenced operations on February 18, 2000. Like any venture, there can be no assurance that the Fund as an enterprise will be successful or will continue to operate indefinitely.


SHAREHOLDER INFORMATION

Shares are sold through E*TRADE Securities.

Pricing of Fund Shares. The net asset value of the Fund will be determined as of the close of trading on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is open for trading Monday through Friday except on national holidays observed by the NYSE. Assets in which the Fund invests may trade and fluctuate in value after the close and before the opening of the NYSE.

The securities of the Fund, except as otherwise noted, that are traded on one or more than one U.S. national securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. If there is no sale that day then the value will be based on the most recent bid prices. Securities that are primarily traded on a foreign securities exchange should generally be valued at the U.S. dollar equivalent of the preceding closing value for the securities on their exchanges [AICPA Guide `94 2.862.87]. Consideration should be given to whether an event occurring after the relevant foreign market has closed is likely to have a material effect on the value of a portfolio security. If such an event has occurred, the Pricing Committee may approve an adjustment, which should be considered for ratification by the Board at the next regularly scheduled meeting. Other securities that are traded on the OTC markets are priced using NASDAQ (National Association of Securities Dealers Automated Quotations), which provides information on bid and asked prices quoted by major dealers in such stocks at a price that is the mean between the closing bid and asked prices. Bonds, other than convertible bonds, are valued using a third-party pricing system. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Short-term debt securities are valued at amortized cost, which approximates market. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Trust's Board. Puts, calls and futures contracts purchased and held by the Fund are valued at the close of the securities or commodities exchanges on which they are traded. (Ordinarily, the close of the regular session for options trading on national securities exchanges is 4:15 p.m. Eastern Time and the close of the regular trading session of commodities exchanges is 4:15 p.m. Eastern Time). Options on securities and indices purchased by the Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the OTC market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts will be valued with reference to established futures exchanges. The value of a futures contract purchased by the Fund will be either the closing price of that contract or the bid price. Conversely, the value of a futures contract sold by the Fund will be either the closing price or the asked price. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. A settlement price may not be used for the foregoing purposes if the market makes a limit move with respect to a particular commodity.

Telephone and Internet Redemption Privileges. The Fund employs reasonable procedures to confirm that instructions communicated by telephone or the Internet are genuine. The Fund may not be liable for losses due to unauthorized or fraudulent instructions. Such procedures include but are not limited to requiring a form of personal identification prior to acting on instructions received by telephone or the Internet, providing written confirmations of such transactions to the address of record, tape recording telephone instructions and backing up Internet transactions.

Retirement Plans. You can find information about the retirement plans offered by E*TRADE Securities by accessing our Website. You may fill out an IRA application online or request our IRA application kit by mail.

TAXATION

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Taxation of the Fund. The Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

As a regulated investment company, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Fund intends to distribute substantially all of such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement.

Distributions. Distributions of investment company taxable income (including net short-term capital gains) are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by the Fund as capital gain dividends, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received. A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

Foreign Taxes. The Fund may be subject to certain taxes imposed by the countries in which it invests or operates. If the Fund qualifies as a regulated investment company and if more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stocks or securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign taxes paid by the Fund that qualify as income or similar taxes under U.S. income tax principles as having been paid by the Fund's shareholders. For any year for which the Fund makes such an election, each shareholder will be required to include in its gross income an amount equal to its allocable share of such taxes paid by the Fund and the shareholders will be entitled, subject to certain limitations, to credit their portions of these amounts against their U.S. federal income tax liability, if any, or to deduct their portions from their U.S. taxable income, if any. No deduction for foreign taxes may be claimed by individuals who do not itemize deductions. In any year in which it elects to "pass through" foreign taxes to shareholders, the Fund will notify shareholders within 60 days after the close of the Fund's taxable year of the amount of such taxes and the sources of its income.

Generally, a credit for foreign taxes paid or accrued is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, the source of the Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities may have to be treated as derived from U.S. sources and certain currency fluctuation gains, including Section 988 gains (defined below), may have to be treated as derived from U.S. sources. The limitation of the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from the Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be applied to offset no more than 90% of the alternative minimum tax imposed on corporations and individuals.

The foregoing is only a general description of the foreign tax credit. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

Dispositions. Upon a redemption, sale or exchange of shares of the Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for not more than one year. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such distribution.


Equalization. The Fund may use the so-called "tax equalization method" to allocate a portion of earnings and profits to redemption proceeds. This method is intended to permit the Fund to achieve more balanced distributions for both continuing and departing shareholders. Continuing shareholders should realize tax savings or deferrals through this method, and departing shareholders will not have their tax obligations changed. Although using this method will not affect the Fund's total returns, it may reduce the amount that otherwise would be distributable to continuing shareholders by reducing the effect of redemptions on dividend and distribution amounts.


Backup Withholding. The Fund generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

Other Taxation. Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation.

Market Discount. If the Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

Original Issue Discount. Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

Options, Futures and Forward Contracts. Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which the Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

Transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Constructive Sales. Under certain circumstances, the Fund may recognize gain from a constructive sale of an "appreciated financial position" it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

Section 988 Gains or Losses. Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his or her Fund shares.

Passive Foreign Investment Companies. The Fund may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

UNDERWRITER


Distribution of Securities. Under a Distribution Agreement with the Fund ("Distribution Agreement"), E*TRADE Securities Inc., 4500 Bohannon Drive, Menlo Park, CA 94025, acts as underwriter for the continuous offering of the Fund's shares. The Fund pays no compensation to E*TRADE Securities, Inc. for its distribution services. The Distribution Agreement provides that the Distributor will use its best efforts to distribute the Fund's shares.


The Fund is a no-load fund, therefore investors pay no sales charges when buying or selling shares of the Fund. The Distribution Agreement further provides that the Distributor will bear any costs of printing prospectuses and shareholder reports which are used for selling purposes, as well as advertising and any other costs attributable to the distribution of the Fund's shares. The Distributor is a wholly owned subsidiary of E*TRADE Group, Inc. The Distribution Agreement is subject to the same termination and renewal provisions as are described above with respect to the Advisory Agreement.

PERFORMANCE INFORMATION

The Fund may advertise a variety of types of performance information as more fully described below. The Fund's performance is historical and past performance does not guarantee the future performance of the Fund. From time to time, the Investment Advisor may agree to waive or reduce its management fee and/or to reimburse certain operating expenses of the Fund. Waivers of management fees and reimbursement of other expenses will have the effect of increasing the Fund's performance.

Average Annual Total Return. The Fund's average annual total return quotation will be computed in accordance with a standardized method prescribed by rules of the SEC. The average annual total return for the Fund for a specific period is calculated as follows:

P(1+T)(To the power of n) = ERV

Where:

P = a hypothetical initial payment of $1,000
T = average annual total return
N = number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the applicable period at the end of the period.

The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period and all recurring fees charges to all shareholder accounts are included.

Total Return. Calculation of the Fund's total return is not subject to a standardized formula. Total return performance for a specific period will be calculated by first taking an investment (assumed below to be $1,000) ("initial investment") in the Fund's shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value of the Fund on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

Cumulative Total Return. Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns and cumulative total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

Distribution Rate. The distribution rate for the Fund will be computed, according to a non-standardized formula by dividing the total amount of actual distributions per share paid by the Fund over a twelve month period by the Fund's net asset value on the last day of the period. The distribution rate differs from the Fund's yield because the distribution rate includes distributions to shareholders from sources other than dividends and interest, such as short-term capital gains. Therefore, the Fund's distribution rate may be substantially different than its yield. Both the Fund's yield and distribution rate will fluctuate.

Yield. The yield will be calculated based on a 30-day (or one-month) period, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the result, according to the following formula:

YIELD = 2[(a-b+1)(To the power of 6)-1],
           ---
           cd

where:

a = dividends and interest earned during the period;
b = expenses accrued for the period (net of reimbursements);
c = the average daily number of shares outstanding during the period that were entitled to receive dividends;
d = the maximum offering price per share on the last day of the period.

The net investment income of a Fund includes actual interest income, plus or minus amortized purchase discount (which may include original issue discount) or premium, less accrued expenses. Realized and unrealized gains and losses on portfolio securities are not included in a Fund's net investment income.

Performance Comparisons:

Certificates of Deposit. Investors may want to compare the Fund's performance to that of certificates of deposit offered by banks and other depositary institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of the deposits prior to maturity normally will be subject to a penalty. Rates offered by banks and other depositary institutions are subject to change at any time specified by the issuing institution.

Money Market Funds. Investors may also want to compare performance of the Fund to that of money market funds. Money market fund yields will fluctuate and shares are not insured, but share values usually remain stable.

Lipper Analytical Services, Inc. ("Lipper") and Other Independent Ranking Organizations. From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund may be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. The Fund's performance may also be compared to the average performance of its Lipper category.

Morningstar, Inc. The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which rates funds on the basis of historical risk and total return. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Ratings are not absolute and do not represent future results.

Independent Sources. Evaluations of fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund, especially those with similar objectives. Sources for fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Smart Money, Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Barron's, and a variety of investment newsletters.

Indices. The Fund may compare its performance to a wide variety of indices. There are differences and similarities between the investments that the Fund may purchase and the investments measured by the indices.

Historical data on the DJGT Index may be used to promote the Fund. The historical DJGT Index data presented from time to time is not intended to suggest that an investor would have achieved comparable results by investing in any one equity security or in managed portfolios of equity securities, such as the Fund, during the periods shown.

Historical Asset Class Returns. From time to time, marketing materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, common stocks, and small stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.

Portfolio Characteristics. In order to present a more complete picture of the Fund's portfolio, marketing materials may include various actual or estimated portfolio characteristics, including but not limited to median market capitalizations, earnings per share, alphas, betas, price/earnings ratios, returns on equity, dividend yields, capitalization ranges, growth rates, price/book ratios, top holdings, sector breakdowns, asset allocations, quality breakdowns, and breakdowns by geographic region.

Measures of Volatility and Relative Performance. Occasionally statistics may be used to specify fund volatility or risk. The general premise is that greater volatility connotes greater risk undertaken in achieving performance. Measures of volatility or risk are generally used to compare the Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market as represented by the Standard & Poor's 500 Stock Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is a statistical tool that measures the degree to which a fund's performance has varied from its average performance during a particular time period.

Standard deviation is calculated using the following formula:

      Standard deviation = the square root of  S(xi - xm)2
                                                ----------
                                                   n-1

Where:     S = "the sum of",

     xi = each individual return during the time period, xm = the average return over the time period, and n = the number of individual returns during the time period.

Statistics may also be used to discuss the Fund's relative performance. One such measure is alpha. Alpha measures the actual return of a fund compared to the expected return of a fund given its risk (as measured by beta). The expected return is based on how the market as a whole performed, and how the particular fund has historically performed against the market. Specifically, alpha is the actual return less the expected return. The expected return is computed by multiplying the advance or decline in a market representation by the Fund's beta. A positive alpha quantifies the value that the fund manager has added, and a negative alpha quantifies the value that the fund manager has lost. Other measures of volatility and relative performance may be used as appropriate. However, all such measures will fluctuate and do not represent future results.

Discussions of economic, social, and political conditions and their impact on the Fund may be used in advertisements and sales materials. Such factors that may impact the Fund include, but are not limited to, changes in interest rates, political developments, the competitive environment, consumer behavior, industry trends, technological advances, macroeconomic trends, and the supply and demand of various financial instruments. In addition, marketing materials may cite the portfolio management's views or interpretations of such factors.

DOW JONES

The Fund relies on a license related to the Dow Jones Global Titans Index. In the absence of the license, the Fund may not be able to pursue its investment objective. Although not anticipated, the license can be terminated.

"Dow JonesSM" and "Dow Jones Global Titans IndexSM" are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to the Fund, other than the licensing of the Dow Jones Global Titans Index and its service marks for use in connection with the Fund.

Dow Jones does not:

o    Sponsor, endorse, sell or promote the Fund.

o    Recommend that any person invest in the Fund or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Fund.

o Have any responsibility or liability for the administration, management or marketing of the Fund.

o Consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the Dow Jones Global Titans IndexSM or have any obligation to do so.


Dow Jones disclaims any liability in connection with the Fund.  Specifically,

o Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

o The results to be obtained by the Fund, the owner of the Fund or any other person in connection with the use of the Dow Jones Global Titans IndexSM and the data included in the Dow Jones Global Titans IndexSM;

o The accuracy or completeness of the Dow Jones Global Titans IndexSM and its data;

o The merchantability and the fitness for a particular purpose or use of the Dow Jones Global Titans IndexSM;

o Dow Jones will have no liability for any errors, omissions or interruptions in the Dow Jones Global Titans IndexSM or its data;

o Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.


The licensing agreement between Dow Jones and E*TRADE Asset Management with respect to the Fund is solely for their benefit and not for the benefit of the owners of the Fund or any other third parties.

                                    APPENDIX

     Description of certain ratings assigned by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff") and IBCA Inc. and IBCA Limited ("IBCA"):

S&P

Bond Ratings

"AAA"

     Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

"AA"

     Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

"A"

     Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

"BBB"

     Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

"BB, B, CCC, CC or C"

     Bonds rated "BB, B, CCC, CC or C" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse debt conditions.

"C1"

     Bonds rated "C1" is reserved for income bonds on which no interest is being paid.

"D"

     Bonds rated "D" are in default and payment of interest and/or payment of principal is in arrears.

     S&P's letter ratings may be modified by the addition of a plus (+) or minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the AAA (Prime Grade) category.

Commercial Paper Rating

     The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's

Bond Ratings

"Aaa"

     Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa"

     Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

"A"

     Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Baa"

     Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

"Ba"

     Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

"B"

     Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

"Caa"

     Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

"Ca"

     Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

"C"
     Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies the numerical modifiers "1", "2" and "3" to show relative standing within the major rating categories, except in the "Aaa" category. The modifier "1" indicates a ranking for the security in the higher end of a rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of a rating category.

Commercial Paper Rating

     The rating ("P-1") Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers of "P-1" paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers (or relating supporting institutions) rated ("P-2") Prime-2 have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch

Bond Ratings

     The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

"AAA"

     Bonds rated "AAA" are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

"AA"

     Bonds rated "AA" are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short- term debt of these issuers is generally rated "F-1+".

"A"

     Bonds rated "A" are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

"BBB"

     Bonds rated "BBB" are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

Short-Term Ratings

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

"F-1+"

     Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

"F-1"

     Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

"F-2"

     Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.

Duff

Bond Ratings

"AAA"

     Bonds rated AAA are considered highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

"AA"

     Bonds rated AA are considered high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

"A"

     Bonds rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

"BBB"

     Bonds rated BBB are considered to have below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

     Plus (+) and minus (-) signs are used with a rating symbol (except AAA) to indicate the relative position of a credit within the rating category.

Commercial Paper Rating

     The rating "Duff-1" is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated "Duff-2" is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

IBCA

Bond and Long-Term Ratings

     Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations for which there is a very low expectation of investment risk are rated AA by IBCA. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

Commercial Paper and Short-Term Ratings

     The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

International and U.S. Bank Ratings

     An IBCA bank rating represents IBCA's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, IBCA assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or shareholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent IBCA's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.


118 King Street
San Francisco, CA 94107
Telephone: (650) 331-6000
Toll-Free: (800) 786-2575
Internet:   http://www.etrade.com

                                  E*TRADE FUNDS

                       E*TRADE FINANCIAL SECTOR INDEX FUND


                          Prospectus dated May 1, 2001



This Prospectus concisely sets forth information about the E*TRADE Financial Sector Index Fund ("Fund") that an investor needs to know before investing. Please read this Prospectus carefully before investing, and keep it for future reference. The Fund is a series of E*TRADE Funds.

Objectives, Goals and Principal Strategies.

The Fund's investment objective is to seek to match as closely as practicable, before fees and expenses, the total return of the stocks comprising the Dow Jones U.S. Financial Sector (DJFS) IndexSM. The Fund seeks to achieve its objective by investing in a representative sample of those securities comprising the DJFS Index.

Eligible Investors.


This Fund is designed and built specifically for on-line investors. In order to be a shareholder of the Fund, you need to have an account with E*TRADE Securities, Inc. ("E*TRADE Securities") or hold shares through a qualified employee benefit plan. In addition, the Fund requires you to consent to receive all information about the Fund electronically. If you wish to rescind this consent or close your E*TRADE Securities account, the Fund will redeem all of your shares in your Fund account. The Fund is designed for long-term investors and the value of the Fund's shares will fluctuate over time. The Fund is a true no-load fund, which means you pay no sales charges or 12b-1 fees.


About E*TRADE.

E*TRADE Group, Inc. ("E*TRADE") is the direct parent of E*TRADE Asset Management, Inc., the Fund's investment advisor. E*TRADE, through its group companies, is a leader in providing secure online investing services. E*TRADE's focus on technology has enabled it to eliminate traditional barriers, creating one of the most powerful and economical investing systems for the self-directed investor. To give you ultimate convenience and control, E*TRADE offers electronic access to your account virtually anywhere, at any time.

An investment in the Fund is:

o    not insured by the Federal Deposit Insurance Corporation;

o not a deposit or other obligation of, or guaranteed by, E*TRADE Bank and its affiliates; and

o    subject to investment risks, including loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


                          Prospectus dated May 1, 2001

                                TABLE OF CONTENTS




RISK/RETURN SUMMARY..........................................................3

FEES AND EXPENSES............................................................5

INVESTMENT OBJECTIVE, STRATEGIES AND RELATED RISKS...........................6

FUND MANAGEMENT..............................................................7

PRICING OF FUND SHARES.......................................................8

HOW TO BUY, SELL AND EXCHANGE SHARES.........................................8

DIVIDENDS AND OTHER DISTRIBUTIONS...........................................13

TAX CONSEQUENCES............................................................13

FINANCIAL HIGHLIGHTS........................................................16

RISK/RETURN SUMMARY

This is a summary. You should read this section along with the rest of this Prospectus.

Investment Objectives/Goals

The Fund's investment objective is to seek to match as closely as practicable, before fees and expenses, the total return of the stocks comprising the DJFS Index.*

Principal Strategies

The Fund currently seeks to achieve its investment objective by investing in a representative sample of those securities comprising the DJFS Index. The DJFS Index measures the performance of the financial economic sector of the U.S. public equity market. Component companies include major banks, regional banks, diversified financial companies, insurance companies, real estate companies, savings and loan associations, and securities brokers.

The DJFS Index represents approximately 16% of the market capitalization of listed U.S. equities and is a capitalization-weighted subset of the Dow Jones U.S. Total Market Index ("Total Market Index"). The DJFS Index includes only companies in the financial sector of the Total Market Index whose primary source of profit is the return on financial assets. As of October 31, 2000, the DJFS Index consisted of 283 stocks. The Total Market Index measures the performance of the U.S. public equity broad markets and represents 95% of the market capitalization of listed U.S. equity securities. As of October 31, 2000, the Total Market Index consisted of 1,838 stocks. In compiling the Total Market Index, all foreign issues, including ADRs and GDRs, and companies that are at least 75% owned by another company are eliminated from the universe. The DJFS Index is reconstituted quarterly to reflect changes in the marketplace. As of October 31, 2000, the DJFS Index was concentrated in diversified financial services and banks, which comprised 42.4% and 33.1%, respectively, of its market capitalization.

The Fund invests in a representative sample of stocks in the DJFS Index that have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures that are intended to be representative of the DJFS Index.

Generally,  the Fund  attempts to be fully  invested at all times in  securities comprising the DJFS Index. The Fund also may invest up to 10% of its total assets in futures and options on stock index futures covered by liquid assets and in high-quality money market instruments to provide liquidity for redemptions.


* "Dow JonesSM" and "Dow Jones U.S. Financial Sector IndexSM" are service marks of Dow Jones & Company Inc. and have been licensed for use for certain purposes by E*TRADE Asset Management, Inc. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in the Fund. Please see the Statement of Additional Information.

Principal Risks

Stocks may rise and fall daily. The stocks in the DJFS Index represent a significant portion of the financial economic sector of the U.S. stock market. The DJFS Index may also rise and fall daily and perform differently than the broader market. As with any stock investment, the value of your investment in the Fund will fluctuate, meaning you could lose money.

There is no assurance that the Fund will achieve its investment objective. The DJFS Index may not appreciate, and could depreciate, while you are invested in the Fund, even if you are a long-term investor.

The Fund is non-diversified which means that the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the stocks of a single issuer or a limited number of issuers, the stocks of the Fund may be more sensitive to changes in market value of a single issuer or a limited number of issuers. Such a focused investment strategy may increase the volatility of the Fund's investment results because it may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

The DJFS Index may be concentrated in the stocks of issuers of one or more industries or groups of industries and, therefore, the Fund's investments may likewise be concentrated. Greater risk and increased volatility is associated with investments in a single sector of the stock market (as opposed to investments in a broader range of industry sectors). The value of the Fund's shares in the financial economic sector may be especially sensitive to factors and risks that specifically affect the financial economic sector, and as a result, the Fund's share price may fluctuate more widely than the value of the shares of a mutual fund that invests in a broader range of industry sectors.

The financial economic sector is subject to extensive government regulation, can be subject to relatively rapid change due to increased blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, and price competition. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial economic sector.

The banking industry can also be significantly affected by legislation that has reduced the separation between commercial and investment banking businesses, changed the laws governing capitalization requirements and the savings and loan industry, and increased competition. In addition, the banking industry can be significantly affected by changes in general economic conditions and interest rates.

In seeking to match the performance of the DJFS Index, the Fund will also be limited as to its investments in other sectors of the U.S. stock market. As a result, whenever the financial economic sector of the U.S. stock market performs worse than other sectors, the Fund may underperform funds that have exposure to those sectors of the market. Likewise, whenever financial stocks fall behind other types of investments--bonds, for instance--the Fund's performance also will lag behind those investments.

The Fund cannot as a practical matter own all the stocks that make up the DJFS Index in perfect correlation to the DJFS Index itself. The use of futures and options on futures is intended to help the Fund better match the DJFS Index but that may not be the result. The value of an investment in the Fund depends to a great extent upon changes in market conditions. The Fund seeks to track the DJFS Index during down markets as well as during up markets.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Shares of the Fund involve investment risks, including the possible loss of principal.

Performance


This Fund commenced operations at the end of December 2000. Therefore, the performance information (including annual total returns and average annual total returns) for a full calendar year is not yet available.



FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is new, and therefore, has no historical expense data. Thus, the numbers under the Annual Fund Operating Expenses below are estimates.


Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                    None
Maximum Deferred Sales Charge (Load)                                None
Maximum Sales Charge (Load) Imposed in Reinvested
Dividends and other Distributions                                   None
Redemption Fee (as a percentage of redemption                       1.00%
proceeds, payable only if shares are redeemed within four months of purchase)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                                     0.25%
Distribution (12b-1) Fees                                           None
Other Expenses (Administration)                                     0.70%*
Total Annual Fund Operating Expenses                                0.95%


* The administration fee is payable by the Fund to its administrator, E*TRADE Asset Management, Inc.


You should also know that the Fund does not charge investors any account maintenance fees, account set-up fees, low-balance fees, transaction fees or customer service fees.


E*TRADE Securities' accountholders may be subject to account maintenance, telephone transaction, low balance, wire transfer, and other customer service fees that may change from time to time and are payable to E*TRADE Securities under your E*TRADE Securities' account agreement.


You will be responsible for opening and maintaining an e-mail account and internet access at your own expense.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 year               3 years         5 years       10 years
$100                 $311            $536          $1190



INVESTMENT OBJECTIVE, STRATEGIES AND RELATED RISKS

The Fund's investment objective is to seek to match as closely as practicable, before fees and expenses, the total return of the stocks comprising the DJFS Index. Although there is no current intention to do so, the Fund's investment objective may be changed without shareholder approval.

The Fund may concentrate its investments in stocks of issuers in a particular industry or group of industries to approximately the same extent the DJFS Index is so concentrated. As of October 31, 2000, the three largest industries (based on Bloomberg industry code classifications) were diversified financial services, banks and insurance (which comprised 42.4%, 33.1% and 19.9%, respectively, of its market capitalization). These percentages may change over time. The Fund may not be permitted under applicable law to invest more than 5% of its total assets in any one financial services company and may not hold interests in proportion to the Index.


Under normal market conditions, the Fund invests at least 90% of its total assets in the stocks of companies that comprise the DJFS Index. That portion of its assets is not actively managed but simply tries to match, before fees and expenses, the total return of the DJFS Index. The Fund attempts to achieve, in both rising and falling markets, a correlation of approximately 95% between the capitalization-weighted total return of its assets, before fees and expenses, and the DJFS Index. A 100% correlation would mean the total return of the Fund's assets would increase and decrease exactly the same as the DJFS Index. The Fund also may invest up to 10% of its total assets in futures and options on stock index futures and in high-quality money market instruments to provide liquidity for purposes such as to pay redemptions and fees. The Fund may also engage in securities lending of its portfolio securities.


The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund is managed by utilizing an "indexing" investment approach to determine which securities are to be purchased or sold to replicate, to the extent feasible and before fees and expenses, the investment characteristics of the DJFS Index.

Like all stock funds, the Fund's net asset value ("NAV") will fluctuate with the value of its assets. The assets held by the Fund will fluctuate based on market and economic conditions, or other factors that affect particular companies or industry sectors, such as the financial economic sector.

The Fund's ability to match its investment performance to the investment performance of the DJFS Index may be affected by, among other things: the Fund's expenses; the amount of cash and cash equivalents held by the Fund's investment portfolio; the manner in which the total return of the DJFS Index is calculated; the timing, frequency and size of shareholder purchases and redemptions of the Fund, and the weighting of a particular stock in the DJFS Index. The Fund uses cash flows from shareholder purchase and redemption activity to maintain, to the extent feasible, the similarity of its portfolio to the stocks comprising the DJFS Index.

As do many index funds, the Fund also may invest in futures and options transactions and other derivative securities transactions to help minimize the gap in performance that naturally exists between any index fund and its index. This gap will occur mainly because, unlike the DJFS Index, the Fund incurs expenses and must keep a portion of its assets in cash for paying expenses and processing shareholders orders. By using futures, the Fund potentially can offset a portion of the gap attributable to its cash holdings. However, because some of the effect of expenses remains, the Fund's performance normally will be below that of the DJFS Index. The Fund uses futures contracts to gain exposure to the DJFS Index for its cash balances, which could cause the Fund to track the DJFS Index less closely if the futures contracts do not perform as expected.

FUND MANAGEMENT


Investment Advisor. Under an investment advisory agreement ("Investment Advisory Agreement") with the Fund, E*TRADE Asset Management, Inc. ("Investment Advisor"), a registered investment adviser, provides investment advisory services to the Fund. The Investment Advisor is a wholly owned subsidiary of E*TRADE Group, Inc. and is located at 118 King Street, San Francisco, CA 94107. The Investment Advisor commenced operating in February 1999. As of April 2, 2001, the Investment Advisor provided investment advisory services for over $386 million in assets.


Subject to general supervision of the E*TRADE Funds' Board of Trustees ("Board") and in accordance with the investment objective, policies and restrictions of the Fund, the Investment Advisor provides the Fund with ongoing investment guidance, policy direction and monitoring of the Fund pursuant to the Investment Advisory Agreement. For its advisory services, the Fund pays the Investment Advisor an investment advisory fee at an annual rate equal to 0.25% of the Fund's average daily net assets.



The Investment Advisor has entered into a subadvisory agreement ("Subadvisory Agreement") with Barclays Global Fund Advisors ("BGFA") to delegate the day-to-day discretionary management of the Fund's assets. BGFA is a direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC) and is located at 45 Fremont Street, San Francisco, California 94105. BGFA has provided asset management, administration and advisory services for over 25 years. As of December 31, 2000, Barclays Global Investors and its affiliates, including BGFA, provided investment advisory services for over $801.7 billion of assets. The Investment Advisor pays BGFA a fee out of its investment advisory fee at an annual rate equal to 0.20% of the Fund's average daily net assets on amounts up to $200 million; 0.15% of daily net assets on amounts between $200 million and $500 million; and 0.12% of daily net assets on amounts above $500 million. BGFA is not compensated directly by the Fund. The Subadvisory Agreement may be terminated by the Board.



PRICING OF FUND SHARES

The Fund is a true no-load fund, which means you may buy or sell shares directly at the NAV next determined after E*TRADE Securities receives your request in proper form. If E*TRADE Securities receives such request prior to the close of the New York Stock Exchange, Inc. ("NYSE") on a day on which the NYSE is open, your share price will be the NAV determined that day. The Fund's investments are valued each day the NYSE is open for business as of the close of trading on the floor of the NYSE (generally 4:00 p.m., Eastern time). The Fund reserves the right to change the time at which purchases and redemptions are priced if the NYSE closes at a time other than 4:00 p.m. Eastern time or if an emergency exists. Shares will not be priced on the days on which the NYSE is closed for trading.

Net asset value per share is computed by dividing the value of the Fund's net assets (i.e., the value of its assets less liabilities) by the total number of shares of the Fund outstanding. The Fund's assets are valued generally by using available market quotations or at fair value as determined in good faith by the Board. Expenses are accrued daily and applied when determining the NAV.


HOW TO BUY, SELL AND EXCHANGE SHARES

This Fund is designed and built specifically for on-line investors. In order to become a shareholder of the Fund, you will need to have an E*TRADE Securities account. All shares must be held in an E*TRADE Securities account and cannot be transferred to the account of any other financial institution. However, shares held by qualified employee benefit plans may be held directly with E*TRADE Funds. In addition, the Fund requires you to consent to receive all information about the Fund electronically. If you wish to rescind this consent, the Fund will redeem your position in the Fund, unless a new class of shares of the Fund has been formed for those shareholders who rescinded consent, reflecting the higher costs of paper-based information delivery. Shareholders required to redeem their shares because they revoked their consent to receive Fund information electronically may experience adverse tax consequences.


E*TRADE Securities reserves the right to deliver paper-based shareholder documents in certain circumstances, at no cost to the investor. Shareholder documents include prospectuses, statements of additional information, financial reports, proxies, confirmations and statements. Shareholders may obtain a printed copy of individual shareholder documents at no cost by contacting E*TRADE without revoking consent to electronic delivery generally.


In order to buy shares, you will need to: 1) open an E*TRADE Securities account;
2) deposit money in the account; and 3) execute an order to buy shares.

Step 1: How to Open an E*TRADE Securities Account

To open an E*TRADE Securities account, you must complete the application available through our Website (www.etrade.com). You will be subject to E*TRADE Securities' general account requirements as described in E*TRADE Securities' customer agreement.

On-line. You can access E*TRADE Securities' online application through multiple electronic gateways, including the internet, WebTV, Prodigy, AT&T Worldnet, Microsoft Investor, by GO ETRADE on CompuServe, with the keyword ETRADE on America Online and via personal digital assistant. For more information on how to access E*TRADE Securities electronically, please refer to our online assistant E*STATION at www.etrade.com available 24 hours a day.

By Mail. You can request an application by visiting the "Open an Account" area of our Website, or by calling 1-800-786-2575. Complete and sign the application. Make your check or money order payable to E*TRADE Securities, Inc. Mail to E*TRADE Securities, Inc., P.O. Box 8160, Boston, MA 02266-8160, or if by overnight mail: E*TRADE Securities, Inc., 66 Brooks Drive, Braintree, MA 02184-8160.

Telephone. Request a new account kit by calling 1-800-786-2575. E*TRADE's customer service is available 24 hours, seven days a week.

STEP 2: Funding Your Account

By check or money order. Make your check or money order payable to E*TRADE Securities, Inc. and mail it to E*TRADE Securities, Inc., P.O. Box 8160, Boston, MA 02266-8160, or if by overnight mail: E*TRADE Securities, Inc., 66 Brooks Drive, Braintree, MA 02184-8160.

In Person. Investors may visit E*TRADE Securities' self-service center in Menlo Park, California at the address on the back cover page of this prospectus between 8:00 a.m. and 5:00 p.m. (pacific time). Customer service will only accept checks or money orders made payable to E*TRADE Securities, Inc.

Wire.  Send wired funds to:

The Bank of New York
48 Wall Street
New York, NY  10286

ABA  #021000018
FBO:  E*TRADE Securities, Inc.
A/C #8900346256 for further credit to (your name and account number).

After your account is opened, E*TRADE Securities will contact you with an account number so that you can immediately wire funds.

STEP 3: Execute an Order to Buy/Sell/Exchange Shares

Minimum Investment Requirements:

For your initial investment in the Fund                           $ 1,000

To buy additional shares of the Fund                              $   250

Continuing minimum investment*                                    $ 1,000

To invest in the Fund for your IRA, Roth IRA,
or one-person SEP account                                         $   250

To invest in the Fund for your Education IRA account              $   250

To invest in the Fund for your UGMA/UTMA account                  $   250

To invest in the Fund for your SIMPLE, SEP-IRA,
Profit Sharing or Money Purchase Pension Plan,
or 401(a) account                                                 $   250


To invest in the Fund through a 401(k) Plan                          None


* Your shares may be automatically redeemed if, as a result of selling or exchanging shares, you no longer meet the Fund's minimum balance requirements. Before taking such action, the Fund will provide you with written notice and at least 30 days to buy more shares to bring your investment up to $1,000.

After your account is established you may use the methods described below to buy, sell or exchange shares. You can only sell funds that are held in your E*TRADE Securities account; that means you cannot "short" shares of the Fund.


Whether you are investing in the Fund for the first time or adding to an existing investment, you can generally only buy Fund shares on-line. Because the Fund's NAV changes daily, your purchase price will be the next NAV determined after the Fund receives and accepts your purchase order.


You can access the money you have invested in the Fund at any time by selling some or all of your shares back to the Fund. Please note that the Fund will assess a 1.00% fee on redemptions of Fund shares redeemed within four months of purchase. As soon as E*TRADE Securities receives the shares or the proceeds from the Fund, the transaction will appear in your account. This usually occurs the business day following the transaction, but in any event, no later than three days thereafter.

On-line.   You  can  access   E*TRADE   Securities'   secure  trading  pages  at
www.etrade.com via the internet, WebTV, Prodigy, AT&T Worldnet, Microsoft Investor, by GO ETRADE on CompuServe, with the keyword ETRADE on America Online and via personal digital assistant. By clicking on one of several mutual fund order buttons, you can quickly and easily place a buy, sell or exchange order for shares in the Fund. You will be prompted to enter your trading password whenever you perform a transaction so that we can be sure each buy or sell is secure. It is for your own protection to make sure you or your co-account holder(s) are the only people who can place orders in your E*TRADE account. When you buy shares, you will be asked to: 1) affirm your consent to receive all Fund documentation electronically, 2) provide an e-mail address and 3) affirm that you have read the prospectus. The prospectus will be available for viewing and printing on our Website.

No information provided on the Website is incorporated by reference into this Prospectus, unless specifically noted in this Prospectus.

Our built-in verification system lets you double-check orders before they are sent to the markets, and you can change or cancel any unfilled order subject to prior execution.


If you are already a shareholder, you may call 1-800-STOCKS5 (1-800-786-2575) to buy or sell shares by phone through an E*TRADE Securities broker for an additional fee. The fee may change from time to time and is payable to E*TRADE Securities under your E*TRADE Securities account agreement.

The Fund reserves the right to refuse a telephone redemption or exchange request if it believes it advisable to do so.


Investors will bear the risk of loss from fraudulent or unauthorized instructions received over the telephone provided that the Fund reasonably believes that such instructions are genuine. The Fund and its transfer agent employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund may incur liability if it does not follow these procedures.

Due to increased telephone volume during periods of dramatic economic or market changes, you may experience difficulty in implementing a broker-assisted telephone redemption. In these situations, investors may want to consider trading online by accessing our Website or use TELE*MASTER, E*TRADE Securities' automated telephone system, to effect such a transaction by calling 1-800-STOCKS1 (1-800-786-2571).

Signature Guarantee. For your protection, certain requests may require a signature guarantee.

A signature guarantee is designed to protect you and the Fund against fraudulent transactions by unauthorized persons. In the following instances, the Fund will require a signature guarantee for all authorized owners of an account:

1. If you transfer the ownership of your account to another individual or organization.

2.   When you submit a written redemption for more than $25,000.

3. When you request that redemption proceeds be sent to a different name or address than is registered on your account.

4.   If you add or change your name or add or remove an owner on your account.

5.   If you add or change the beneficiary on your transfer-on-death account.


For other requests or changes, access E*STATION through our Website or call 1-800-786-2575 for instructions.

You will have to wait to receive the proceeds from a redemption of your shares until the funds you used to buy them have cleared (e.g., your check has cleared).


The right of redemption may be suspended during any period in which (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays; (ii) the SEC has permitted such suspension by order; or (iii) an emergency as determined by the SEC exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.


Redemption Fee. The Fund can experience substantial price fluctuations and is intended for long-term investors. Short-term "market timers" who engage in frequent purchases, redemptions or exchanges can disrupt the Fund's investment program and increase costs. To discourage short-term trading, the Fund will assess a 1.00% fee on redemptions of Fund shares redeemed within four months of purchase. The redemption fee will also be assessed on involuntary redemptions effected by the Fund within the time period. The redemption fee will be waived for 401(k) plans and investments by other E*TRADE Funds.


Any redemption fees imposed will be paid to the Fund. The Fund will use the "first-in, first-out" (FIFO) method to determine the four month holding period. Under this method, the date of the redemption will be compared with the earliest purchase date of shares held in the account. If this holding period is less than four months, the fee will be assessed. The fee may apply to shares held through omnibus accounts or certain retirement plans.

The Fund may waive the redemption fee from time to time in its sole discretion. The Fund may also change the redemption fee and the period it applies for shares to be issued in the future.

Redemption In-Kind. The Fund reserves the right to honor any request for redemption or repurchases by making payment in whole or in part in readily marketable securities ("redemption in-kind"). These securities will be chosen by the Fund and valued as they are for purposes of computing the Fund's NAV. You may incur transaction expenses in converting these securities to cash.

Exchange. You may exchange your shares of the Fund for shares of another E*TRADE fund. An exchange is two transactions: a sale (or redemption) of shares of one fund and the purchase of shares of a different fund with the redemption proceeds. Exchange transactions generally may be effected on-line. If you are unable to make an exchange on-line for any reason (for example, due to Internet-related difficulties) exchanges by telephone will be made available. After we receive your exchange request, the Fund's transfer agent will simultaneously process exchange redemptions and exchange purchases at the share prices next determined, as further explained under "Pricing of Fund Shares." Shares still subject to a redemption fee will be assessed that fee if exchanged.

You must meet the minimum investment requirements for the E*TRADE fund into which you are exchanging or purchasing shares. The Fund reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.

Closing your account. If you close your E*TRADE Securities account, you will be required to redeem your shares in your Fund account.


Certain Institutional Investors. Certain institutional accounts, such as 401(k) plans and shares held by other E*TRADE funds, that are held directly with the Fund are not subject to a redemption fee or minimum investment requirements.



DIVIDENDS AND OTHER DISTRIBUTIONS

The Fund intends to pay dividends from net investment income quarterly and distribute capital gains, if any, annually. The Fund may make additional distributions if necessary.

Unless you choose otherwise, all your dividends and capital gain distributions will be automatically reinvested in additional Fund shares. Shares are purchased at the net asset value determined on the payment date.


TAX CONSEQUENCES

The Fund's total returns do not show the effects of income taxes on an individual's investment.

The following information is meant as a general summary for U.S. taxpayers. Please see the Fund's Statement of Additional Information for more information. You should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

The Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

The Fund will distribute substantially all of its income and gains to its shareholders every year. If the Fund declares a dividend in October, November or December but pays it in January, you may be taxed on the dividend as if you received it in the previous year.

You will generally be taxed on dividends you receive from the Fund, regardless of whether they are paid to you in cash or are reinvested in additional Fund shares. If the Fund designates a dividend as a capital gain distribution, (e.g., when the Fund has a gain from the sale of an asset the Fund held for more than 12 months), you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares.

If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax advisor about investment through a tax-deferred account.

There may be tax consequences to you if you dispose of your Fund shares, for example, through redemption, exchange or sale. You will generally have a capital gain or loss from a disposition. The amount of the gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you hold them. For example, if you sold at a gain Fund shares that you had held for more than one year as a capital asset, then your gain would be taxed at the long-term capital gains tax rate.

The Fund will send you a tax report each year that will tell you which dividends must be treated as ordinary income and which (if any) are long-term capital gain.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.


DOW JONES

"Dow JonesSM" and "Dow Jones U.S. Financial Sector IndexSM" are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to the Fund, other than the licensing of the Dow Jones U.S. Financial Sector Index and its service marks for use in connection with the Fund.

"Dow JonesSM" and "Dow Jones U.S. Financial Sector IndexSM are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to the Fund, other than the licensing of the Dow Jones U.S. Financial Sector Index and its service marks for use in connection with the Fund.

Dow Jones does not:

|X|  Sponsor, endorse, sell or promote the Fund.

|X|  Recommend that any person invest in the Fund or any other securities.

|X| Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Fund.

|X| Have any responsibility or liability for the administration, management or marketing of the Fund.

|X| Consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the Dow Jones U.S. Financial Sector IndexSM or have any obligations to do so.


Dow Jones disclaims any liability in connection with the Fund.  Specifically,

o Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

o The results to be obtained by the Fund, the owner of the Fund or any other person in connection with the use of the Dow Jones U.S. Financial Sector
     IndexSM  and the data  included  in the Dow  Jones  U.S.  Financial  Sector
     IndexSM;

o The accuracy of completeness of the Dow Jones U.S. Financial Sector IndexSM and the data;

o The merchantability and the fitness for a particular purpose or use of the Dow Jones U.S. Financial Sector IndexSM;

o Dow Jones will have no liability for any errors, omissions or interruptions in the Dow Jones U.S. Financial Sector IndexSM or its data;

o Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.


The licensing agreement between Dow Jones and E*TRADE Asset Management with respect to the Fund is solely for their benefit and not for the benefit of the owners of the Fund or any other third parties.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since the Fund's inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.

---------------------------------------------------------------------------

                                                         Period from
                                                          12/29/00
                                                        (commencement
                                                             of
                                                         operations)
                                                           through
                                                          12/31/00
                                                        --------------

Net asset value, beginning of period...............
                                                        $  10.00
Loss from investment operations:
   Unrealized loss on investments..................        (0.01)

Net asset value, end of period.....................     $  9.99

Total return.......................................       (0.10%)(1)

Ratios/Supplemental data:
   Net assets, end of period (000s omitted)........     $  9,994


(1) For the period December 29, 2000 (commencement of operations) to December 31, 2000 and not indicative of a full year's operating results.

[Outside back cover page.]


The Statement of Additional Information for the Fund, dated May 1, 2001 ("SAI"), contains further information about the Fund. The SAI is incorporated into this Prospectus by reference (that means it is legally considered part of this Prospectus). Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders. In the Fund's next annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its fiscal year.


The SAI and the most recent annual and semi-annual reports (when available) may be obtained without charge at our Website (www.etrade.com). Information on the Website is not incorporated by reference into this Prospectus unless specifically noted. Shareholders will be notified when a prospectus, prospectus update, amendment, annual or semi-annual report is available. Shareholders may also call the toll-free number listed below for additional information or with any inquiries.

Further information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may call 202-942-8090 for information about the operations of the public reference room. Reports and other information about the Fund are also available on the SEC's Internet site at http://www.sec.gov or copies can be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

E*TRADE Securities, Inc.
4500 Bohannon Drive
Menlo Park, CA 94025
Telephone:  (650) 331-6000
Toll-Free: (800) 786-2575
http://www.etrade.com



Investment Company Act No.: 811-09093

                                  E*TRADE FUNDS

                       E*TRADE FINANCIAL SECTOR INDEX FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                                Dated May 1, 2001


This Statement of Additional Information ("SAI") is not a prospectus and should be read together with the Prospectus dated May 1, 2001 (as amended from time to time), for the E*TRADE Financial Sector Index Fund ("Fund"), a separate series of E*TRADE Funds. Unless otherwise defined herein, capitalized terms have the meanings given to them in the Fund's Prospectus.

To  obtain a free copy of the  Fund's  Prospectus  and the  Fund's  most  recent
shareholders   report  (when  available),   please  access  our  Website  online
(www.etrade.com) or call our toll-free number at (800) 786-2575. Other information on the Website is not incorporated by reference into this SAI unless specifically noted. Only customers of E*TRADE Securities, Inc. who consent to receive all information about the Fund electronically may invest in the Fund.

                                TABLE OF CONTENTS
                                                                            Page


FUND HISTORY.................................................................3

THE FUND.....................................................................3

INVESTMENT STRATEGIES AND RISKS..............................................3

FUND POLICIES...............................................................10

TRUSTEES AND OFFICERS.......................................................12

INVESTMENT MANAGEMENT.......................................................17

SERVICE PROVIDERS...........................................................18

PORTFOLIO TRANSACTIONS AND BROKERAGE SELECTION..............................20

ORGANIZATION, DIVIDEND AND VOTING RIGHTS....................................21

SHAREHOLDER INFORMATION.....................................................22

TAXATION....................................................................23

UNDERWRITER.................................................................28

PERFORMANCE INFORMATION.....................................................29

APPENDIX....................................................................34

FUND HISTORY

The E*TRADE Financial Sector Index Fund (the "Fund") is a non-diversified series of E*TRADE Funds (the "Trust"). The Trust is organized as a Delaware business trust and was formed on November 4, 1998.


THE FUND

The Fund is classified as an open-end, management investment company. The Fund's investment objective is to seek to match as closely as practicable, before fees and expenses, the total return of the stocks comprising the Dow Jones U.S. Financial Sector (DJFS) IndexSM.* This investment objective is not fundamental and therefore, can be changed without approval of a majority (as defined in the Investment Company Act of 1940, as amended, and the rules thereunder ("1940 Act")) of the Fund's outstanding voting interests.


INVESTMENT STRATEGIES AND RISKS

The following supplements the discussion in the Prospectus of the Fund's investment strategies, policies and risks. These investment strategies and policies may be changed without shareholder approval unless otherwise noted.


Index Funds. The net asset value of index funds and funds which are not actively managed, such as the Fund, may be disproportionately affected by, among other things, the following risks: short- and long-term changes in the characteristics of the companies whose securities make up the index; index rebalancing; modifications in the criteria for companies selected to make up the index;
modifications in the criteria for companies selected to make up the Fund's holdings due to regulatory limits on the Fund's holdings of securities issued by E*TRADE Group (which is currently in the Index); suspension or termination of the operation of the index; and the activities of issuers whose market capitalization represents a disproportionate amount of the total market capitalization of the index.

Index Changes. The stocks comprising the DJFS Index are changed from time to time. Announcements of those changes and related market activity may result in reduced returns or volatility for the Fund. Changes to the DJFS Index may also affect the Fund's portfolio turnover rate.


Securities Related Businesses. The 1940 Act limits the ability of the Fund to invest in securities issued by companies deriving more than 15% of their gross revenues from securities related activities ("financial companies"). If the DJFS


------------
*"Dow JonesSM" and "Dow U.S. Financial Sector IndexSM" are service marks of Dow Jones & Company, Inc. and has been licensed for use for certain purposes by E*TRADE Asset Management, Inc. The Fund is not sponsored, endorsed, sold, or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in the Fund.

Index provides a higher concentration in one or more financial companies, the Fund may experience increased tracking error due to the limitations on investments in such companies. The Fund may seek exemptive relief to invest beyond those limits. The Fund obtains various services, directly and indirectly, from companies in the financial economic sector including the brokers through which it executes trades. Shares of those companies may be included in the DJFS Index and thus owned by the Fund.

Bank Obligations. The Fund may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Bankers' acceptances are credit instruments evidencing the bank's obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

Commercial Paper and Short-Term Corporate Debt Instruments. The Fund may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. BGFA monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

The Fund also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement. The Fund will invest only in such corporate bonds and debentures that are rated at the time of purchase at least "Aa" by Moody's or "AA" by S&P. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. BGFA will consider such an event in determining whether the Fund should continue to hold the obligation. To the extent the Fund continues to hold such obligations, it may be subject to additional risk of default.

To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's and S&P and other nationally recognized statistical rating organizations are more fully described in the attached Appendix.

Floating- and variable- rate obligations. The Fund may purchase debt instruments with interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These adjustments generally limit the increase or decrease in the amount of interest received on the debt instruments. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

Foreign Securities. Although not currently included in the DJFS Index, in the future the DJFS Index may also include foreign companies with common shares listed on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ market system. Investments in stocks of foreign issuers may subject the Fund to additional investment risks that are different in some respects from those incurred by a fund that invests only in stocks of domestic issuers. Such risks include possible adverse political and economic developments, seizure or nationalization of foreign deposits or adoption of governmental restrictions which might adversely affect the value of the stocks of a foreign issuer to investors located outside the country of the issuer, whether from currency blockage or otherwise.

Forward commitments, when-issued purchases and delayed-delivery transactions. The Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although the Fund will generally purchase securities with the intention of acquiring them, the Fund may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate.

Certain of the securities in which the Fund may invest will be purchased on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. The Fund only will make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. When-issued securities are subject to market fluctuation, and no income accrues to the purchaser during the period prior to issuance. The purchase price and the interest rate that will be received on debt securities are fixed at the time the purchaser enters into the commitment.

Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery. The Fund currently does not intend on investing more than 5% of its assets in when-issued securities during the coming year. The Fund will establish a segregated account in which it will maintain cash or liquid securities in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

Futures Contracts and Options Transactions. The Fund may use futures as a substitute for a comparable market position in the underlying securities.

Although the Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. If it is not possible, or if the Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments on variation margin.

The Fund may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. Futures and options on the DJFS Index are not currently available and may not be liquid if they become available. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index on or before the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, the Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market may prevent liquidation of an unfavorable position.

The Fund's futures transactions must constitute permissible transactions pursuant to regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). In addition, the Fund may not engage in futures transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired futures contracts, other than those contracts entered into for bona fide hedging purposes, would exceed 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts; provided, however, that in the case of an option on a futures contract that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% liquidation limit. Pursuant to regulations or published positions of the SEC, the Fund may be required to segregate liquid portfolio securities, including cash, in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.


Future Developments. The Fund may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide any appropriate additional disclosure in its Prospectus or SAI.


Investment company securities. The Fund may invest in securities issued by other open-end management investment companies which principally invest in securities of the type in which such Fund invests. Under the 1940 Act, a Fund's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses. The Fund may also purchase shares of exchange-listed closed-end funds to the extent permitted under the 1940 Act.

Illiquid securities. To the extent that such investments are consistent with its investment objective, the Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating- and variable-rate demand obligations as to which the Fund cannot exercise a demand feature on not more than seven days' notice and as to which there is no secondary market and repurchase agreements providing for settlement more than seven days after notice.

Letters of Credit. Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) which the Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of the investment advisor or subadviser are of comparable quality to issuers of other permitted investments of the Fund may be used for letters of credit-backed investments.


Securities Lending. The Fund may lend securities from its portfolios to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. The value of the loaned securities may not exceed one-third of the Fund's total assets and loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. In determining whether to lend a security to a particular broker, dealer or financial institution, the Fund's investment advisor considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any securities that the Fund may receive as collateral will not become part of the Fund's investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed upon fee from a borrower that has delivered cash-equivalent collateral.


The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.

Obligations of Foreign Governments, Banks and Corporations. The Fund may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by its investment adviser to be of comparable quality to the other obligations in which the Fund may invest.

To the extent that such investments are consistent with its investment objective, the Fund may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Fund's assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

The Fund may also invest a portion of its total assets in high quality, short-term (one year or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars.

Repurchase Agreements. The Fund may enter into a repurchase agreement wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually-agreed upon time and price. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. The Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Fund, including government securities and mortgage-related securities, regardless of their remaining maturities, and requires that additional securities be deposited with the custodian if the value of the securities purchased should decrease below the repurchase price.

The Fund may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or is otherwise limited or if receipt of the security or collateral is delayed. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. Repurchase agreements are considered loans by the Fund. All repurchase transactions must be collateralized.

In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund limits investments in repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. The Fund's advisor monitors on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price.

Short-term instruments and temporary investments. The Fund may invest in high-quality money market instruments on an ongoing basis to provide liquidity or for temporary purposes when there is an unexpected level of shareholder purchases or redemptions. The instruments in which the Fund may invest include:
(i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P, or, if unrated, of comparable quality as determined by Fund's investment advisor or subadvisor; (iv) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year that are rated at least "Aa" by Moody's or "AA" by S&P; (v) repurchase agreements; and (vi) short-term, U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets and in the opinion of BGFA are of comparable quality to obligations of U.S. banks which may be purchased by the Fund.

U.S. Government Obligations. The Fund may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Unrated, Downgraded and Below Investment Grade Investments. The Fund may purchase instruments that are not rated if, in the opinion of its investment advisor or subadvisor, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by the Fund. After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund provided that the amount of such securities held by the Fund does not exceed 5% of the Fund's net assets. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in this SAI. The ratings of Moody's and S&P are more fully described in the Appendix to this SAI.

Because the Fund is not required to sell downgraded securities, the Fund could hold up to 5% of its net assets in debt securities rated below "Baa" by Moody's or below "BBB" by S&P or in unrated, low quality (below investment grade) securities. Although they may offer higher yields than do higher rated securities, low rated, and unrated, low quality debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated, low quality debt are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish the Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Fund's shares.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated or unrated, low quality debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated or unrated, low quality debt securities may be more complex than for issuers of higher rated securities, and the ability of the Fund to achieve its investment objective may, to the extent it holds low rated or unrated low quality debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund held exclusively higher rated or higher quality securities.

Low rated or unrated low quality debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of such debt securities have been found to be less sensitive to interest rate changes than higher rated or higher quality investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated or unrated, low quality debt securities prices because the advent of a recession could dramatically lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of the debt securities defaults, the Fund may incur additional expenses to seek recovery.

Warrants. To the extent that such investments are consistent with its investment objective, the Fund may invest up to 5% of its net assets in warrants. Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The Fund may only purchase warrants on securities in which the Fund may invest directly.


FUND POLICIES

Fundamental Investment Restrictions

The following are the Fund's fundamental investment restrictions which cannot be changed without shareholder approval by a vote of a majority of the outstanding shares of the Fund, as set forth in the 1940 Act.

Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.

Unless indicated otherwise below, the Fund:

1.   may not issue senior securities, except as permitted under the 1940 Act and
     as   interpreted   and  modified  by  any   regulatory   authority   having
     jurisdiction, from time to time;

2. may not borrow money, except as permitted under the 1940 Act and as interpreted and modified by any regulatory authority having jurisdiction, from time to time;

3. may not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

4. may not concentrate its investments in a particular industry, as that term is used in the 1940 Act and as interpreted or modified by any regulatory authority having jurisdiction, from time to time except that there shall be no limitation with respect to investments in (i) obligations of the U.S. Government, its agencies or instrumentalities (or repurchase agreements thereto); or (ii) any particular industry or group of closely related industries to approximate the extent that the companies whose stocks comprise the DJFS Index, or another index that it is the objective of the Fund to track, before fees and expenses, belong to a particular industry or group of closely related industries;

5. may not purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

6. may not purchase physical commodities or contracts relating to physical commodities; and

7. may not make loans, except as permitted under the 1940 Act and as interpreted or modified by any regulatory authority having jurisdiction, from time to time.

Non-Fundamental Operating Restrictions

The following are the Fund's non-fundamental operating restrictions, which may be changed by the Fund's Board of Trustees without shareholder approval.

Unless indicated otherwise below, the Fund:

1. may not pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes;

2. may not purchase securities of other investment companies, except to the extent permitted under the 1940 Act;

3. may not invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities, or such other amounts as may be permitted under the 1940 Act;

4. may, notwithstanding any fundamental or non-fundamental policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially similar investment objectives and policies or investment objectives and policies consistent with those of the Fund; and


5. may not purchase any securities of any registered open-end investment company or registered unit investment trust relying on Section 12(d)(1)(F) or (G) of the 1940 Act.



TRUSTEES AND OFFICERS

The Board has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities and the conformity with Delaware Law and the stated policies of the Fund. The Board elects the officers of the Trust who are responsible for administering the Fund's day-to-day operations. Trustees and officers of the Fund, together with information as to their principal business occupations during the last five years, and other information are shown below. Each "interested or affiliated person," as defined in the 1940 Act, is indicated by an asterisk (*):

------------------------------------------------------------------------------------
Name, Address, and Age    Position(s) Held with     Principal  Occupation(s) During
                          the Fund                  the Past 5 Years
------------------------------------------------------------------------------------

*Leonard C. Purkis (52)   Trustee                   Mr.  Purkis is chief  financial
118 King Street,                                    officer  and   executive   vice
San Francisco, CA 94107                             president    of   finance   and
                                                    administration    of    E*TRADE
                                                    Group,  Inc.  Mr.  Purkis  also
                                                    serves    on   the   board   of
                                                    directors of E*TRADE  Bank.  He
                                                    previously   served   as  chief
                                                    financial  officer  for  Iomega
                                                    Corporation           (Hardware
                                                    Manufacturer)   from   1995  to
                                                    1998.    Prior    to    joining
                                                    Iomega,  he served in  numerous
                                                    senior   level   domestic   and
                                                    international           finance
                                                    positions for General  Electric
                                                    Co.   and   its   subsidiaries,
                                                    culminating  his  career  there
                                                    as   senior   vice   president,
                                                    finance,  for GE Capital  Fleet
                                                    Services             (Financial
                                                    Services).

*Shelly J. Meyers (41)(1) Trustee                   Ms.   Meyers  is  the  Manager,
118 King Street,                                    Chief Executive Officer,  Chief
San Francisco, CA 94107                             Financial  Officer  and founder
                                                    of  Meyers  Capital  Management
                                                    LLC,  a  registered  investment
                                                    adviser formed in January 1996.
                                                    She also serves on the board of
                                                    directors of Meyers  Investment
                                                    Trust (investment  company) and
                                                    Meyers Capital  Management LLC.
                                                    She has also managed the Meyers
                                                    Pride  Value  Fund  since  June
                                                    1996.  Prior to  that,  she was
                                                    employed by The Boston  Company
                                                    Asset   Management,   Inc.   as
                                                    Assistant Vice President of its
                                                    Institutional  Asset Management
                                                    group.

Ashley T. Rabun (48)      Trustee                   Ms.  Rabun is the  Founder  and
118 King Street,                                    Chief   Executive   Officer  of
San Francisco, CA 94107                             InvestorReach   (a   consulting
                                                    firm  specializing in marketing
                                                    and distribution strategies for
                                                    financial  services  companies)
                                                    which  was  formed  in  October
                                                    1996. She has been a trustee of
                                                    the Zero  Gravity  Mutual  Fund
                                                    since  January  2000 and of the
                                                    Trust  For  Investment Managers
                                                    (investment    company)   since
                                                    December  1999.  From  1992  to
                                                    1996,  she  was a  partner  and
                                                    Director of Nicholas  Applegate
                                                    Capital Management.

Steven Grenadier (36)     Trustee                   Mr.  Grenadier  is an Associate
118 King Street,                                    Professor  of  Finance  at  the
San Francisco, CA 94107                             Graduate  School of Business at
                                                    Stanford  University,  where he
                                                    has   been    employed   as   a
                                                    professor since 1992.

George J. Rebhan (66)     Trustee                   Mr.  Rebhan  has been a trustee
118 King Street,                                    for the  Trust  For  Investment
San Francisco, CA 94107                             Managers  (investment  company)
                                                    since  August  30,  1999.   Mr.
                                                    Rebhan   retired  in   December
                                                    1993,  and prior to that he was
                                                    President   of   Hotchkis   and
                                                    Wiley     Funds     (investment
                                                    company) from 1985 to 1993.

*Amy J. Errett (43)       President                 Ms.   Errett  is  President  of
118 King Street,                                    E*TRADE    Asset    Management,
San Francisco, CA 94107                             Inc. She joined  E*TRADE  Asset
                                                    Management,   Inc.   in   March
                                                    2000.   Prior  to   that,   Ms.
                                                    Errett  was   Chairman,   Chief
                                                    Executive Officer,  and founder
                                                    of  Spectrem  Group  (financial
                                                    services    consulting    firm)
                                                    since 1990.

*Liat Rorer (40)          Vice President            Ms.  Rorer  is  Vice  President
118 King Street,                                    of  Operations  and a  director
San Francisco, CA 94107                             of  E*TRADE  Asset  Management,
                                                    Inc.   She   is   also  a  Vice
                                                    President       of      E*TRADE
                                                    Securities,   Inc.   which  she
                                                    joined  in 1999.  Prior to that
                                                    Ms.  Rorer  worked  as a senior
                                                    consultant   for  the  Spectrem
                                                    Group,    (financial   services
                                                    consulting  firm)  beginning in
                                                    1998.  From  1996 to 1998,  she
                                                    was a marketing  Vice President
                                                    for      Charles       Schwab's
                                                    Retirement  Plan Services,  and
                                                    prior    to   that   she   held
                                                    positions in Fidelity's  Retail
                                                    Services,       Legal       and
                                                    Institutional          Services
                                                    Departments.

*Dianne Dubois (40)       Vice President and        Ms.  Dubois  is Vice  President
118 King Street,          Treasurer                 of Finance,  North America,  of
San Francisco, CA 94107                             E*TRADE   Group.   Ms.   Dubois
                                                    joined E*TRADE in January 2000.
                                                    From 1998 to 1999,  she  served
                                                    as a Vice  President of Finance
                                                    at  PIMCO  Advisors  L.P.;  and
                                                    prior to that  she held  senior
                                                    financial planning positions at
                                                    Wellpoint Health Networks,  and
                                                    the Disney Corporation.

Elizabeth Gottfried (41)  Vice President            Ms.  Gottfried  joined  E*TRADE
118 King Street,                                    in  September  2000.  Prior  to
San Francisco, CA 94107                             that,   she   worked  at  Wells
                                                    Fargo  Bank  from  1994 to 2000
                                                    and  managed  various  areas of
                                                    Wells   Fargo's   mutual   fund
                                                    group.

*Ulla Tarstrup (34)       Vice President            Ms.  Tarstrup joined E*TRADE in
118 King Street,                                    August  1998.  Prior  to  that,
San Francisco, CA 94107                             she    worked    in    Franklin
                                                    Resources'       legal      and
                                                    administration  department from
                                                    1994 to 1998.

*Jay Gould (45)           Secretary                 Mr.   Gould  is   Secretary  of
118 King Street,                                    E*TRADE    Asset    Management.
San Francisco, CA 94107                             From   February   to   December
                                                    1999,   he  served  as  a  Vice
                                                    President at  Transamerica  and
                                                    prior to that he worked at Bank
                                                    of   America    (banking    and
                                                    financial services) from 1994.

(1) Ms. Meyers may be considered an "interested person," but she is not an "affiliated person," as defined in the 1940 Act.

Each non-affiliated Trustee receives from the Trust an annual fee (payable quarterly) of $18,000 plus an additional fee of: (i) $4,500 for each regularly scheduled Board meeting attended; and (ii) $2,000 for each Audit Committee meeting attended. In addition, the Trust reimburses each of the non-affiliated Trustees for travel and other expenses incurred in connection with attendance at such meetings. Other officers and Trustees of the Trust receive no compensation or expense reimbursement. The following table provides the total compensation received from the Trust for the fiscal year ended December 31, 2000:

Compensation Table for Fiscal Year Ended December 31, 2000

------------------------------------------------------------------------------
 Name of Person, Position            Aggregate            Total Compensation
                                 Compensation from       from the Trust Paid
                                    the Trust 1             to Trustees 2
------------------------------------------------------------------------------
Leonard C. Purkis, Trustee             None                      None

Shelly J. Meyers, Trustee3            $52,500                  $52,500

Ashley T. Rabun, Trustee              $63,500                  $63,500

Steven Grenadier, Trustee             $63,500                  $63,500

George J. Rebhan, Trustee             $63,500                  $63,500

     No Trustee will receive any benefits upon retirement. Thus, no pension or retirement benefits have accrued as part of the Fund's expenses.

------------
(1) The aggregate amount is based on a prior compensation schedule in effect until July 1, 2000 and the current compensation schedule, thereafter, which is described above. Prior to July 1, 2000, the Trust paid each non-affiliated Trustee a fee of $1,500 per Board meeting for each series.

(2) The Trust consists of eleven series, ten of which were in operation in 2000. There are no other funds in the Fund Complex.


(3) Ms. Meyers may be considered an "interested person," but she is not an "affiliated person," as defined in the 1940 Act and is compensated by the Trust for serving as Trustee.


Committees. The Trust has an Audit Committee and a Nominating and Corporate Governance Committee. The members of each Committee are the Trustees who are not "interested" or "affiliated" persons (as defined in the 1940 Act). The Audit Committee is responsible for, among other things: recommending the selection, retention or termination of the auditors; evaluating the independence of the auditors, including with respect to the provision of any consulting services;
reviewing with the independent auditors the scope and results of the annual audit; reviewing the fees charged by the auditors for professional services, including any types of non-audit services performed, if any, and whether the non-audit services performed and related fees were consistent with the auditors independence; reporting to the full Board on a regular basis; and making recommendations as it deems necessary or appropriate. The Nominating and Corporate Governance Committee is responsible for, among other things;
evaluating and recommending to the Board candidates to be nominated as Independent Trustees of the Board; reviewing the composition of the Board and the compensation arrangements for each of the Trustees; and reviewing the Board's governance procedures.

The Trust also has a Pricing Committee that consists of the officers of the Trust and Leonard Purkis. This committee determines the value of any of the Funds' securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided.

Code of Ethics. Pursuant to Rule 17j-1 under the 1940 Act, E*TRADE Funds has adopted a code of ethics. The Fund's investment advisor, subadvisor and principal underwriter have also adopted codes of ethics under Rule 17j-1. Each code of ethics permits personal trading by covered personnel, including securities that may be purchased or held by the Fund, subject to certain reporting requirements and restrictions.


Control Persons and Principal Holders of Securities


A Shareholder that owns 25% or more of the Fund's voting securities is in control of the Fund on matters submitted to a vote of shareholders. E*TRADE Asset Management, Inc., the Fund's investment advisor, is a Delaware corporation and is wholly owned by E*TRADE Group, Inc. Its address is 118 King Street, San Francisco, CA 94107.

As of April 2, 2001, the following persons beneficially owned 5% or more of the Fund's outstanding equity securities:

                                          Shares
                                       Beneficially
                Name                       Owned        Percent of Fund
                ----                       -----        ---------------
E*TRADE Asset Management, Inc.             899,987              90%


As of the date of this SAI, the Trustees and Officers of the Fund as a group owned less than 1% of the Fund's equity securities.



INVESTMENT MANAGEMENT


Investment Advisor. Under an investment advisory agreement ("Investment Advisory Agreement") with the Fund, E*TRADE Asset Management, Inc. ("E*TRADE Asset Management" or "Investment Advisor"), a registered investment adviser, provides investment advisory services to the Fund. The Investment Advisor is a wholly owned subsidiary of E*TRADE Group, Inc. and is located at 118 King Street, San Francisco, CA 94107. The Investment Advisor commenced operating in February 1999. As of April 2, 2001, the Investment Advisor provided investment advisory services for over $386 million in assets.


Subject to the general supervision of the E*TRADE Funds' Trust's Board of Trustees and in accordance with the investment objective, policies and restrictions of the Fund, the Investment Advisor provides the Fund with ongoing investment management guidance, policy direction and monitoring of the Fund and any sub-advisers pursuant to an investment advisory agreement. For its advisory services, the Fund pays the Investment Advisor an investment advisory fee at an annual rate equal to 0.25% of the Fund's average daily net assets. The Investment Advisor retains a portion of that fee not paid to BGFA, as described below.



Sub-Advisor to the Fund. The Investment Advisor has entered into a sub-advisory agreement ("Sub-Advisory Agreement") with Barclays Global Fund Advisors ("BGFA"). BGFA is a direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC) and is located at 45 Fremont Street, San Francisco, California 94105. Barclays Global Investors has provided asset management, administration and advisory services for over 25 years. As of December 31, 2000, Barclays Global Investors and its affiliates, including BGFA, provided investment advisory services for over $801.7 billion of assets.


Under the Sub-Advisory Agreement, BGFA is responsible for the day-to-day management of the Fund's assets pursuant to the Fund's investment objective and restrictions. For its services, BGFA receives a fee from the Investment Advisor at an annual rate equal to 0.20% of the Fund's average daily net assets on amounts up to $200 million; 0.15% of daily net assets on amounts between $200 million and $500 million; and 0.12% of daily net assets on amounts above $500 million. The Sub-Advisory Agreement is subject to the same Board of Trustees' approval, oversight and renewal as the Investment Advisory Agreement.


Both the Investment Advisory Agreement and the Sub-Advisory Agreement will continue in effect for more than two years provided the continuance is approved annually (i) by the holders of a majority of the Fund's outstanding voting securities or by the Fund's Board of Trustees and (ii) by a majority of the Trustees of the Fund who are not parties to the Investment Advisory Agreement or the Sub-Advisory Agreement or interested persons of any such party. Both the Investment Advisory Agreement and the Sub-Advisory Agreement may be terminated on 60 days' written notice any such party and will terminate automatically if assigned.

Asset allocation, index and modeling strategies are employed by BGFA for other investment companies and accounts advised or sub-advised by BGFA. If these strategies indicate particular securities should be purchased or sold at the same time by the Fund and one or more of these investment companies or accounts, available investments or opportunities for sales will be allocated equitably to each by BGFA. In some cases, these procedures may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.


SERVICE PROVIDERS

Principal Underwriter. E*TRADE Securities, Inc., 4500 Bohannon Drive, Menlo Park, CA 94025, is the Fund's principal underwriter. The underwriter is a wholly owned subsidiary of E*TRADE Group, Inc.

Administrator of the Fund. E*TRADE Asset Management, the Fund's Investment Advisor, also serves as the Fund's administrator. As the Fund's administrator,
E*TRADE Asset Management provides administrative services directly or through sub-contracting, including: (i) coordinating the services performed by the investment advisor, transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; (ii) preparing or supervising the preparation of periodic reports to the Fund's shareholders; (iii) generally supervising regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and other federal or state governmental agencies; and (iv) monitoring and reviewing the Fund's contracted services and expenditures. E*TRADE Asset Management also furnishes office space and certain facilities required for conducting the business of the Fund. Pursuant to an administrative services agreement with the Fund, E*TRADE Asset Management receives a fee equal to 0.70% of the average daily net assets of the Fund. E*TRADE Asset Management is responsible under that agreement for all expenses otherwise payable by the Fund, other than the advisory fees (including subadvisory fees), E*TRADE Asset Management's compensation pursuant to the administrative services agreement and any expenses of any "master" fund in which the Fund may invest.

Custodian, Fund Accounting Services Agent and Sub-administrator. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian of the assets of the Fund. As a result, IBT has custody of all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by the officers of the Fund. The custodian has no responsibility for any of the investment policies or decisions of the Fund. IBT also acts as the Fund's Accounting Services Agent. IBT also serves as the Fund's sub-administrator, under an agreement among IBT, the Trust and E*TRADE Asset Management, providing management reporting and treasury administration and financial reporting to Fund management and the Fund's Board of Trustees and preparing income tax provisions and tax returns. IBT is compensated for its services by E*TRADE Asset Management.

Transfer Agent and Dividend Disbursing Agent. PFPC, Inc. 400 Bellevue Parkway, Wilmington, DE 19809, acts as transfer agent and dividend-disbursing agent for the Fund.

Retail Shareholder Servicing Agent. Under a Retail Shareholder Servicing Agreement with E*TRADE Securities and E*TRADE Asset Management, E*TRADE Securities, 4500 Bohannon Drive, Menlo Park, CA 94025, acts as shareholder servicing agent for the Fund. As shareholder servicing agent, E*TRADE Securities provides personal services to the Fund's shareholders and maintains the Fund's shareholder accounts. Such services include: (i) providing to an approved shareholder mailing agent for the purpose of providing certain Fund-related materials the names and contact information of all shareholders; (ii) delivering current Fund prospectuses, statements of additional information, annual and other periodic reports upon shareholder requests; (iii) delivering statements to shareholders on a monthly basis; (iv) producing and providing confirmation statements reflecting purchases and redemptions; (v) answering shareholder inquiries regarding, among other things, share prices, account balances, dividend amounts and dividend payment dates; (vi) communicating purchase, redemption and exchange orders reflecting orders received from shareholders;
(vii) preparing and filing with the appropriate governmental agencies returns and reports required to be reported for dividends and other distributions made, amounts withheld on dividends and other distributions and payments under applicable federal and state laws, rules and regulations, and, as required, gross proceeds of sales transactions; and (viii) providing such other related services as the Fund or a shareholder may reasonably request, to the extent permitted by applicable law.

Independent Accountants. Deloitte & Touche LLP, 350 South Grand Avenue, Los Angeles, CA 90071-3462, acts as independent accountants for the Fund. Deloitte & Touche LLP is responsible for auditing the annual financial statements of the Fund.

Legal Counsel. Dechert, 1775 Eye Street N.W., Washington, DC 20006-2401, acts as legal counsel for the Fund.


PORTFOLIO TRANSACTIONS AND BROKERAGE SELECTION

The Fund has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Pursuant to the Sub-Advisory Agreement and subject to policies as may be established by the Fund's Board of Trustees, BGFA, as sub-advisor, is responsible for the Fund's investment portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Fund to obtain the best results taking into account the broker/dealer's general execution and operational facilities, the type of transaction involved and other factors such as the broker/dealer's risk in positioning the securities involved. While BGFA generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.

Purchase and sale orders of the securities held by the Fund may be combined with those of other accounts that BGFA manages, and for which they have brokerage placement authority, in the interest of seeking the most favorable overall net results. When BGFA determines that a particular security should be bought or sold for the Fund and other accounts managed by BGFA, BGFA undertakes to allocate those transactions among the participants equitably.

Under the 1940 Act, persons affiliated with the Fund, BGFA and their affiliates are prohibited from dealing with the Fund as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

Except in the case of equity securities purchased by the Fund, purchases and sales of securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Fund also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, money market securities, adjustable rate mortgage securities ("ARMS"), municipal obligations, and collateralized mortgage obligations ("CMOs") are traded on a net basis and do not involve brokerage commissions. The cost of executing the Fund's investment portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Commissions and spreads paid by the Fund may have the effect of reducing the total returns of the Fund.

Purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, affiliates of BGFA or Barclays. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

In placing orders for portfolio securities of the Fund, BGFA is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that BGFA seeks to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While BGFA generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. In executing portfolio transactions and selecting brokers or dealers, BGFA seeks to obtain the best overall terms available for the Fund. In assessing the best overall terms available for any transaction, BGFA considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. Rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Fund's Board.

Certain of the brokers or dealers with whom the Fund may transact business offer commission rebates to the Fund. BGFA considers such rebates in assessing the best overall terms available for any transaction. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commission paid by other institutional investors for comparable services.

Because of the Fund's investments in the DJFS Index, the Fund is likely to purchase the securities of dealers utilized by the Fund to execute its transactions in portfolio securities. These purchases will be made consistent with the Fund's objective of investing in a representative sample of the securities comprising the DJFS Index.


Brokerage Commission. The Fund paid brokerage commissions in the dollar amounts of $6,281 for the fiscal year ended December 31, 2000. None of the brokerage commissions were paid to affiliated brokers.

Securities of Regular Broker/Dealers. On December 31, 2000, the Fund owned securities of its "regular brokers or dealers" or their parents, as defined in the 1940 Act, as follows:

         Morgan Stanley                            $388,325



ORGANIZATION, DIVIDEND AND VOTING RIGHTS

The Fund is a non-diversified series of E*TRADE Funds (the "Trust"), an open-end investment company, organized as a Delaware business trust on November 4, 1998. The Trust may issue additional series and classes.

All shareholders may vote on each matter presented to shareholders. Fractional shares have the same rights proportionately as do full shares. Shares of the Trust have no preemptive, conversion, or subscription rights. All shares, when issued, will be fully paid and non-assessable by the Trust. If the Trust issues additional series, each series of shares will be held separately by the custodian, and in effect each series will be a separate fund.

All shares of the Trust have equal voting rights. Approval by the shareholders of a fund is effective as to that fund whether or not sufficient votes are received from the shareholders of the other investment portfolios to approve the proposal as to those investment portfolios.

Generally, the Trust will not hold an annual meeting of shareholders unless required by the 1940 Act. The Trust will hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

Each share of the Fund represents an equal proportional interest in the Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Trustee's office.

Under Delaware law, the shareholders of the Fund are not generally subject to liability for the debts or obligations of the Trust. Similarly, Delaware law provides that a series of the Trust will not be liable for the debts or obligations of any other series of the Trust. However, no similar statutory or other authority limiting business trust shareholder liability exists in other states or jurisdictions. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of courts of such other states or jurisdictions, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of a series of the Trust. Notice of such disclaimer will generally be given in each agreement, obligation or instrument entered into or executed by a series or the Trustees. The Declaration of Trust also provides for indemnification by the relevant series for all losses suffered by a shareholder as a result of an obligation of the series. In view of the above, the risk of personal liability of shareholders of a Delaware business trust is remote.


The Fund commenced operations in late December 2000. Like any venture, there can be no assurance that the Fund as an enterprise will be successful or will continue to operate indefinitely.



SHAREHOLDER INFORMATION

Shares are sold through E*TRADE Securities.

Pricing of Fund Shares and Fund Assets. The net asset value of the Fund will be determined as of the close of trading on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is open for trading Monday through Friday except on national holidays observed by the NYSE. Assets in which the Fund invests may trade and fluctuate in value after the close and before the opening of the NYSE.

Investments are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. If there is no sale that day then the value will be based on the most recent bid prices. Other securities that are traded on the OTC markets are priced using NASDAQ (National Association of Securities Dealers Automated Quotations), which provides information on bid and asked prices quoted by major dealers in such stocks at a price that is the mean between the closing bid and asked prices. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Fund's Board. Puts, calls and futures contracts purchased and held by the Fund are valued at the close of the securities or commodities exchanges on which they are traded. Redeemable securities purchased by the Fund issued by a registered open-end investment company are valued at their net asset value per share.

Telephone and Internet Redemption Privileges. The Fund employs reasonable procedures to confirm that instructions communicated by telephone or the Internet are genuine. The Fund may not be liable for losses due to unauthorized or fraudulent instructions. Such procedures include but are not limited to requiring a form of personal identification prior to acting on instructions received by telephone or the Internet, providing written confirmations of such transactions to the address of record, tape recording telephone instructions and backing up Internet transactions.

Retirement Plans. You can find information about the retirement plans offered by E*TRADE Securities by accessing our Website. You may fill out an IRA application online or request our IRA application kit by mail.


TAXATION

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Taxation of the Fund. The Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

As a regulated investment company, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Fund intends to distribute substantially all of such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement.

Distributions. Distributions of investment company taxable income (including net short-term capital gains) are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by the Fund as capital gain dividends, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received. A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

Foreign Taxes. The Fund may be subject to certain taxes imposed by the countries in which it invests or operates. If the Fund qualifies as a regulated investment company and if more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stocks or securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign taxes paid by the Fund that qualify as income or similar taxes under U.S. income tax principles as having been paid by the Fund's shareholders. For any year for which the Fund makes such an election, each shareholder will be required to include in its gross income an amount equal to its allocable share of such taxes paid by the Fund and the shareholders will be entitled, subject to certain limitations, to credit their portions of these amounts against their U.S. federal income tax liability, if any, or to deduct their portions from their U.S. taxable income, if any. No deduction for foreign taxes may be claimed by individuals who do not itemize deductions. In any year in which it elects to "pass through" foreign taxes to shareholders, the Fund will notify shareholders within 60 days after the close of the Fund's taxable year of the amount of such taxes and the sources of its income. The Fund does not expect to pass through foreign taxes to its shareholders.

Generally, a credit for foreign taxes paid or accrued is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, the source of the Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities may have to be treated as derived from U.S. sources and certain currency fluctuation gains, including Section 988 gains (defined below), may have to be treated as derived from U.S. sources. The limitation of the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from the Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be applied to offset no more than 90% of the alternative minimum tax imposed on corporations and individuals.

The foregoing is only a general description of the foreign tax credit. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

Dispositions. Upon a redemption, sale or exchange of shares of the Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for not more than one year. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such distribution.


Equalization. The Fund may use the so-called "tax equalization method" to allocate a portion of earnings and profits to redemption proceeds. This method is intended to permit the Fund to achieve more balanced distributions for both continuing and departing shareholders. Continuing shareholders should realize tax savings or deferrals through this method, and departing shareholders will not have their tax obligations changed. Although using this method will not affect the Fund's total returns, it may reduce the amount that otherwise would be distributable to continuing shareholders by reducing the effect of redemptions on dividend and distribution amounts.


Backup Withholding. The Fund generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

Other Taxation. Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation.

Market Discount. If the Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

Original Issue Discount. Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

Options, Futures and Forward Contracts. Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which the Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

Transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Constructive Sales. Under certain circumstances, the Fund may recognize gain from a constructive sale of an "appreciated financial position" it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

Section 988 Gains or Losses. Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his or her Fund shares.

Passive Foreign Investment Companies. The Fund may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.


UNDERWRITER

Distribution of Securities. Under a Distribution Agreement with the Fund ("Distribution Agreement"), E*TRADE Securities Inc., 4500 Bohannon Drive, Menlo Park, CA 94025, acts as underwriter for the continuous offering of the Fund's shares. The Fund pays no compensation to E*TRADE Securities, Inc. for its distribution services. The Distribution Agreement provides that the Distributor will use its best efforts to distribute the Fund's shares.

The Fund is a no-load fund, therefore investors pay no sales charges when buying, exchanging or selling shares of the Fund. The Distribution Agreement further provides that the Distributor will bear any costs of printing prospectuses and shareholder reports which are used for selling purposes, as well as advertising and any other costs attributable to the distribution of the Fund's shares. The Distributor is a wholly owned subsidiary of E*TRADE Group, Inc. The Distribution Agreement is subject to the same termination and renewal provisions as are described above with respect to the Advisory Agreement.


PERFORMANCE INFORMATION

The Fund may advertise a variety of types of performance information as more fully described below. The Fund's performance is historical and past performance does not guarantee the future performance of the Fund. From time to time, the Investment Advisor may agree to waive or reduce its management fee and/or to reimburse certain operating expenses of the Fund. Waivers of management fees and reimbursement of other expenses will have the effect of increasing the Fund's performance.

Average Annual Total Return. The Fund's average annual total return quotation will be computed in accordance with a standardized method prescribed by rules of the SEC. The average annual total return for the Fund for a specific period is calculated as follows:

P(1+T)(To the power of n) = ERV

Where:

P = a hypothetical initial payment of $1,000
T = average annual total return
N = number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the applicable period at the end of the period.

The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period and all recurring fees charges to all shareholder accounts are included.

Total Return. Calculation of the Fund's total return is not subject to a standardized formula. Total return performance for a specific period will be calculated by first taking an investment (assumed below to be $1,000) ("initial investment") in the Fund's shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value of the Fund on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

Cumulative Total Return. Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns and cumulative total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

Distribution Rate. The distribution rate for the Fund would be computed, according to a non-standardized formula by dividing the total amount of actual distributions per share paid by the Fund over a twelve month period by the Fund's net asset value on the last day of the period. The distribution rate differs from the Fund's yield because the distribution rate includes distributions to shareholders from sources other than dividends and interest, such as short-term capital gains. Therefore, the Fund's distribution rate may be substantially different than its yield. Both the Fund's yield and distribution rate will fluctuate.

Yield. The yield would be calculated based on a 30-day (or one-month) period, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the result, according to the following formula:

YIELD = 2[(a-b+1)(To the power of 6)-1],
           ---
            cd

where:

a = dividends and interest earned during the period;
b = expenses accrued for
the period (net of reimbursements);
c = the average daily number of shares outstanding during the period that were entitled to receive dividends;
d = the maximum offering price per share on the last day of the period.

The net investment income of a Fund includes actual interest income, plus or minus amortized purchase discount (which may include original issue discount) or premium, less accrued expenses. Realized and unrealized gains and losses on portfolio securities are not included in a Fund's net investment income.

Performance Comparisons:

Certificates of Deposit. Investors may want to compare the Fund's performance to that of certificates of deposit offered by banks and other depositary institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of the deposits prior to maturity normally will be subject to a penalty. Rates offered by banks and other depositary institutions are subject to change at any time specified by the issuing institution.

Money Market Funds. Investors may also want to compare performance of the Fund to that of money market funds. Money market fund yields will fluctuate and shares are not insured, but share values usually remain stable.

Lipper Analytical Services, Inc. ("Lipper") and Other Independent Ranking Organizations. From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund may be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. The Fund's performance may also be compared to the average performance of its Lipper category.

Morningstar, Inc. The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which rates funds on the basis of historical risk and total return. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Ratings are not absolute and do not represent future results.

Independent Sources. Evaluations of fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund, especially those with similar objectives. Sources for fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Smart Money, Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Barron's, and a variety of investment newsletters.

Indices. The Fund may compare its performance to a wide variety of indices. There are differences and similarities between the investments that the Fund may purchase and the investments measured by the indices.

Historic data on the DJFS Index may be used to promote the Fund. The historical DJFS Index data presented from time to time is not intended to suggest that an investor would have achieved comparable results by investing in any one equity security or in managed portfolios of equity securities, such as the Fund, during the periods shown.

Historical Asset Class Returns. From time to time, marketing materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, common stocks, and small stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.

Portfolio Characteristics. In order to present a more complete picture of the Fund's portfolio, marketing materials may include various actual or estimated portfolio characteristics, including but not limited to median market capitalizations, earnings per share, alphas, betas, price/earnings ratios, returns on equity, dividend yields, capitalization ranges, growth rates, price/book ratios, top holdings, sector breakdowns, asset allocations, quality breakdowns, and breakdowns by geographic region.

Measures of Volatility and Relative Performance. Occasionally statistics may be used to specify fund volatility or risk. The general premise is that greater volatility connotes greater risk undertaken in achieving performance. Measures of volatility or risk are generally used to compare the Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market as represented by the Standard & Poor's 500 Stock Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is a statistical tool that measures the degree to which a fund's performance has varied from its average performance during a particular time period.


Standard deviation is calculated using the following formula:

      Standard deviation = the square root of  S(xi - xm)2
                                                ----------
                                                   n-1

Where:     S = "the sum of",

     xi = each individual return during the time period, xm = the average return over the time period, and n = the number of individual returns during the time period.

Statistics may also be used to discuss the Fund's relative performance. One such measure is alpha. Alpha measures the actual return of a fund compared to the expected return of a fund given its risk (as measured by beta). The expected return is based on how the market as a whole performed, and how the particular fund has historically performed against the market. Specifically, alpha is the actual return less the expected return. The expected return is computed by multiplying the advance or decline in a market representation by the Fund's beta. A positive alpha quantifies the value that the fund manager has added, and a negative alpha quantifies the value that the fund manager has lost. Other measures of volatility and relative performance may be used as appropriate. However, all such measures will fluctuate and do not represent future results.

Discussions of economic, social, and political conditions and their impact on the Fund may be used in advertisements and sales materials. Such factors that may impact the Fund include, but are not limited to, changes in interest rates, political developments, the competitive environment, consumer behavior, industry trends, technological advances, macroeconomic trends, and the supply and demand of various financial instruments. In addition, marketing materials may cite the portfolio management's views or interpretations of such factors.


Dow jones

The Fund relies on a license related to the Dow Jones U.S. Financial Sector Index. In the absence of the license, the Fund may not be able to pursue its investment objective. Although not currently anticipated, the license can be terminated.

"Dow JonesSM" and "Dow Jones U.S. Financial Sector IndexSM are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to the Fund, other than the licensing of the Dow Jones U.S. Financial Sector Index and its service marks for use in connection with the Fund.

Dow Jones does not:

|X|  Sponsor, endorse, sell or promote the Fund.

|X|  Recommend that any person invest in the Fund or any other securities.

|X| Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Fund.

|X| Have any responsibility or liability for the administration, management or marketing of the Fund.

|X| Consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the Dow Jones U.S. Financial Sector IndexSM or have any obligations to do so.

--------------------------------------------------------------------------------
Dow Jones disclaims any liability in connection with the Fund.  Specifically,

o Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

o The results to be obtained by the Fund, the owner of the Fund or any other person in connection with the use of the Dow Jones U.S. Financial Sector
     IndexSM  and the data  included  in the Dow  Jones  U.S.  Financial  Sector
     IndexSM;

o The accuracy of completeness of the Dow Jones U.S. Financial Sector IndexSM and the data;

o The merchantability and the fitness for a particular purpose or use of the Dow Jones U.S. Financial Sector IndexSM;

o Dow Jones will have no liability for any errors, omissions or interruptions in the Dow Jones U.S. Financial Sector IndexSM or its data;

o Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between Dow Jones and E*TRADE Asset Management with respect to the Fund is solely for their benefit and not for the benefit of the owners of the Fund or any other third parties.

                                    APPENDIX

     Description of certain ratings assigned by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff") and IBCA Inc. and IBCA Limited ("IBCA"):

S&P

Bond Ratings

"AAA"

     Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

"AA"

     Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

"A"

     Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

"BBB"

     Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

"BB, B, CCC, CC or C"

     Bonds rated "BB, B, CCC, CC or C" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse debt conditions.

"C1"

     Bonds rated "C1" is reserved for income bonds on which no interest is being paid.

"D"

     Bonds rated "D" are in default and payment of interest and/or payment of principal is in arrears.

     S&P's letter ratings may be modified by the addition of a plus (+) or minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the AAA (Prime Grade) category.

Commercial Paper Rating

     The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's

Bond Ratings

"Aaa"

     Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa"

     Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

"A"

     Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Baa"

     Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

"Ba"

     Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

"B"

     Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

"Caa"

     Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

"Ca"

     Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

"C"

     Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies the numerical modifiers "1", "2" and "3" to show relative standing within the major rating categories, except in the "Aaa" category. The modifier "1" indicates a ranking for the security in the higher end of a rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of a rating category.

Commercial Paper Rating

     The rating ("P-1") Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers of "P-1" paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers (or relating supporting institutions) rated ("P-2") Prime-2 have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch

Bond Ratings

     The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

"AAA"

     Bonds rated "AAA" are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

"AA"

     Bonds rated "AA" are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short- term debt of these issuers is generally rated "F-1+".

"A"

     Bonds rated "A" are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

"BBB"

     Bonds rated "BBB" are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

Short-Term Ratings

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

"F-1+"

     Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

"F-1"

     Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

"F-2"

     Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.

Duff

Bond Ratings

"AAA"

     Bonds rated AAA are considered highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

"AA"

     Bonds rated AA are considered high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

"A"

     Bonds rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

"BBB"

     Bonds rated BBB are considered to have below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

     Plus (+) and minus (-) signs are used with a rating symbol (except AAA) to indicate the relative position of a credit within the rating category.

Commercial Paper Rating

     The rating "Duff-1" is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated "Duff-2" is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

IBCA

Bond and Long-Term Ratings

     Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations for which there is a very low expectation of investment risk are rated AA by IBCA. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

Commercial Paper and Short-Term Ratings

     The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

International and U.S. Bank Ratings

     An IBCA bank rating represents IBCA's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, IBCA assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or shareholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent IBCA's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

118 King Street
San Francisco, CA 94107
Telephone: (650) 331-6000
Toll-Free: (800) 786-2575
Internet:   http://www.etrade.com

                                     PART C:
                                OTHER INFORMATION

Item 23.  Exhibits

(a)(i)      Certificate of Trust.1

(a)(ii)     Trust Instrument.1

(a)(iii)    Amendment No. 1 to the Trust Instrument.12

(b)         By-laws.2

(b)(i)      Amendment No. 1 to the By-laws.12

(c) Certificates for Shares will not be issued. Articles II, VII, IX and X of the Trust Instrument, previously filed as exhibit (a)(ii), define the rights of holders of the Shares.1

(c)(i)      Electronic Delivery Consent.15

(d)(i)      Form  of  Investment   Advisory   Agreement  between  E*TRADE  Asset
            Management, Inc. and the Registrant with respect to the E*TRADE S&P 500 Index Fund.2

(d)(ii) Form of Amended and Restated Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund and E*TRADE International Index Fund.3

(d)(iii) Form of Amendment No. 1 to Amended and Restated Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE International Index Fund.7

(d)(iv)     Form  of  Investment   Advisory   Agreement  between  E*TRADE  Asset
            Management, Inc. and the Registrant with respect to the E*TRADE Technology Index Fund.3

(d)(v)      Form  of  Investment   Subadvisory  Agreement  among  E*TRADE  Asset
            Management, Inc., Barclays Global Fund Advisors and the Registrant with respect to the E*TRADE Technology Index Fund.3

(d)(vi)     Form  of  Investment   Advisory   Agreement  between  E*TRADE  Asset
            Management, Inc. and the Registrant with respect to the E*TRADE E-Commerce Index Fund.5

(d)(vii)    Form  of  Investment   Subadvisory  Agreement  among  E*TRADE  Asset
            Management, Inc., Barclays Global Fund Advisors and the Registrant with respect to the E*TRADE E-Commerce Index Fund.5

(d)(viii)   Form  of  Investment   Advisory   Agreement  between  E*TRADE  Asset
            Management, Inc. and the Registrant with respect to the E*TRADE Global Titans Index Fund.7

(d)(ix)     Form  of  Investment   Subadvisory  Agreement  among  E*TRADE  Asset
            Management, Inc., Barclays Global Fund Advisors and the Registrant with respect to the E*TRADE Global Titans Index Fund.7

(d)(x)      Form  of  Investment   Advisory   Agreement  between  E*TRADE  Asset
            Management, Inc. and the Registrant with respect to the E*TRADE Premier Money Market Fund.7

(d)(xi) Form of Amendment No. 2 to the Amended and Restated Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE Russell 2000 Index Fund.12

(d)(xii)    Form  of  Investment   Advisory   Agreement  between  E*TRADE  Asset
            Management, Inc. and the Registrant with respect to the E*TRADE Financial Sector Index Fund.12

(d)(xiii)   Form  of  Investment   Subadvisory  Agreement  among  E*TRADE  Asset
            Management, Inc., Barclays Global Fund Advisors and the Registrant with respect to the E*TRADE Financial Sector Index Fund.12

(d)(xiv)    Form  of  Investment   Advisory   Agreement  between  E*TRADE  Asset
            Management, Inc. and the Registrant with respect to the E*TRADE Asset Allocation Fund.16

(d)(xv)     Form  of  Investment   Subadvisory  Agreement  among  E*TRADE  Asset
            Management, Inc., Barclays Global Fund Advisors and the Registrant with respect to the E*TRADE Asset Allocation Fund.16

(e)(i) Form of Underwriting Agreement between E*TRADE Securities, Inc. and the Registrant with respect to the E*TRADE S&P 500 Index Fund.2

(e)(ii) Amended and Restated Underwriting Agreement between E*TRADE Securities, Inc. and the Registrant with respect to E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund and E*TRADE E-Commerce Index Fund.3

(e)(iii) Form of Amendment No. 1 to the Amended and Restated Underwriting Agreement between E*TRADE Securities, Inc. and the Registrant with respect to E*TRADE Global Titans Index Fund and E*TRADE Premier Money Fund.7

(e)(iv) Form of Amendment No. 2 to the Amended and Restated Underwriting Agreement between E*TRADE Securities, Inc. and the Registrant with respect to E*TRADE S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund, E*TRADE E-Commerce Index Fund, E*TRADE Global Titans Index Fund and E*TRADE Premier Money Market Fund.12

(e)(v) Form of Amendment No. 3 to the Amended and Restated Underwriting Agreement between E*TRADE Securities, Inc. and the Registrant with respect to E*TRADE Russell 2000 Index Fund and E*TRADE Financial Sector Index Fund.12

(e)(vi) Form of Amendment No. 4 to the Amended and Restated Underwriting Agreement between E*TRADE Securities, Inc. and the Registrant with respect to E*TRADE Asset Allocation Fund.16

(f)         Bonus or Profit Sharing Contracts: Not applicable.

(g)(i) Form of Custodian Agreement between the Registrant and Investors Bank & Trust Company with respect to the E*TRADE S&P 500 Index Fund.2

(g)(ii) Form of Amendment No. 1 to the Custodian Agreement between the Registrant and Investors Bank & Trust Company with respect to E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund and E*TRADE International Index Fund.3

(g)(iii) Form of Amendment No. 2 to the Custodian Agreement between the Registrant and Investors Bank & Trust Company with respect to E*TRADE Premier Money Market Fund.7

(g)(iv) Form of Amendment to the Custodian Agreement between the Registrant and Investors Bank & Trust Company with respect to E*TRADE Technology Index Fund, E*TRADE E-Commerce Index Fund, E*TRADE Global Titans Index Fund, E*TRADE Financial Sector Index Fund, E*TRADE Russell 2000 Index Fund and E*TRADE Asset Allocation Fund.16

(g)(v) Form of Delegation Agreement between Investors Bank & Trust Company and the Registrant with respect to E*TRADE Global Titans Index Fund.

(g)(vi) Form of Custodian Services Agreement between Registrant and PFPC Trust Company with respect to the E*TRADE Technology Index Fund and E*TRADE E-Commerce Index Fund.3

(g)(vii) Form of Amended Exhibit A to the Custodian Services Agreement between Registrant and PFPC Trust Company with respect to the E*TRADE Global Titans Index Fund.12

(h)(1)(i) Form of Third Party Feeder Fund Agreement among the Registrant, E*TRADE Securities, Inc. and Master Investment Portfolio with respect to the E*TRADE S&P 500 Index Fund.2

(h)(1)(ii) Form of Third Party Feeder Fund Agreement among the Registrant, E*TRADE Securities, Inc. and Master Investment Portfolio with respect to the E*TRADE S&P 500 Index Fund, E*TRADE Extended Market Index Fund and E*TRADE Bond Index Fund.3

(h)(1)(iii) Form  of  Amended  and  Restated  to the  Third  Party  Feeder  Fund
            Agreement among the Registrant, E*TRADE Securities, Inc. and Master Investment Portfolio with respect to the E*TRADE S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund and E*TRADE International Index Fund.7

(h)(1)(iv) Form of Amendment No. 1 to the Amended and Restated Third Party Feeder Agreement among the Registrant, E*TRADE Securities Inc. and Master Investment Portfolio with respect to E*TRADE Premier Money Market Fund.7

(h)(1)(v) Form of Amendment No. 2 to the Amended and Restated Third Party Feeder Agreement among the Registrant, E*TRADE Securities Inc. and Master Investment Portfolio with respect to E*TRADE Russell 2000 Index Fund.12

(h)(2)(i) Form of Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE S&P 500 Index Fund.2

(h)(2)(ii) Form of Amendment No. 1 to the Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund and E*TRADE E-Commerce Index Fund.3

(h)(2)(iii) Form of the Amended and Restated  Administrative  Services Agreement
            between the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund, E*TRADE E-Commerce Index Fund.7

(h)(2)(iv) Form of Amendment No. 1 to the Amended and Restated Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE Global Titans Index Fund and E*TRADE Premier Money Market Fund.7

(h)(2)(v) Form of Waiver and Modification to the Amended and Restated Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc with respect to E*TRADE Global Titans Index Fund.9

(h)(2)(vi) Form of Amended Exhibit A to the Waiver and Modification to the Amended and Restated Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to E*TRADE Premier Money Market Fund.10

(h)(2)(vii) Form of  Amended  Exhibit A to the Waiver  and  Modification  to the
            Amended and Restated Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to E*TRADE S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund and E*TRADE E-Commerce Index Fund.11

(h)(2)(viii)Form  of  Second  Amended  and  Restated   Administrative   Services
            Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to E*TRADE S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund, E*TRADE E-Commerce Index Fund, E*TRADE Global Titans Index Fund and E*TRADE Premier Money Market Fund.12

(h)(2)(ix) Form of Amendment No. 1 to the Second Amended and Restated Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE Russell 2000 Index Fund and E*TRADE Financial Sector Index Fund.12

(h)(2)(x) Form of Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to E*TRADE Asset Allocation Fund.16

(h)(2)(xi)  Form of Expense  Limitation  Agreement  between the  Registrant  and
            E*TRADE  Asset  Management,   Inc  with  respect  to  E*TRADE  Asset
            Allocation Fund.16

(h)(3)(i) Form of Sub-Administration Agreement among E*TRADE Asset Management, Inc., the Registrant and Investors Bank & Trust Company with respect to the E*TRADE S&P 500 Index Fund.4

(h)(3)(ii) Form of Amendment No. 1 to the Sub-Administration Agreement among E*TRADE Asset Management, Inc., the Registrant and Investors Bank & Trust Company with respect to the E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund and E*TRADE International Index Fund.3

(h)(3)(iii) Form of Amendment No. 2 to the  Sub-Administration  Agreement  among
            E*TRADE Asset Management, Inc., the Registrant and Investors Bank & Trust Company with respect to the E*TRADE Premier Money Market Fund.7

(h)(3)(iv) Form of Amendment to the Sub-Administration Agreement among E*TRADE Asset Management, Inc., the Registrant and Investors Bank & Trust Company with respect to the E*TRADE Technology Index Fund, E*TRADE E-Commerce Index Fund, E*TRADE Global Titans Index Fund, E*TRADE Financial Sector Index Fund, E*TRADE Russell 2000 Index Fund and E*TRADE Asset Allocation Fund.16

(h)(3)(v) Form of Amended Appendix B to the Custodian Agreement and Sub-Administration Agreement among E*TRADE Asset Management, Inc., the Registrant and Investors Bank & Trust Company with respect to the E*TRADE Technology Index Fund, E*TRADE E-Commerce Index Fund, E*TRADE Global Titans Index Fund, E*TRADE Financial Sector Index Fund and E*TRADE Asset Allocation Fund.15

(h)(4) Form of Sub-Administration and Accounting Services Agreement between E*TRADE Funds and PFPC, Inc. with respect to the E*TRADE Technology Index Fund.3

(h)(4)(i)   Exhibit  A  to  the   Sub-Administration   and  Accounting  Services
            Agreement between E*TRADE Funds and PFPC, Inc. with respect to the E*TRADE E-Commerce Index Fund.5

(h)(4)(ii) Form of Amended Exhibit A to the Sub-Administration and Accounting Services Agreement between E*TRADE Funds and PFPC, Inc. with respect to the E*TRADE Global Titans Index Fund.7

(h)(5)(i) Form of Transfer Agency Services Agreement between PFPC, Inc. and the Registrant with respect to the E*TRADE S&P 500 Index Fund.2

(h)(5)(ii) Form of Amended Exhibit A to the Transfer Agency Services Agreement between PFPC, Inc. and the Registrant with respect to the E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund and E*TRADE E-Commerce Index Fund.3

(h)(5)(iii) Form of Amended Exhibit A to the Transfer Agency Services  Agreement
            between PFPC, Inc. and the Registrant with respect to the E*TRADE Global Titans Index Fund and E*TRADE Premier Money Market Fund.7

(h)(5)(iv) Form of Amended Exhibit A to the Transfer Agency Services Agreement between PFPC, Inc. and the Registrant with respect to the E*TRADE Russell 2000 Index Fund and E*TRADE Financial Sector Index Fund.12

(h)(5)(v) Form of Amended Exhibit A to the Transfer Agency Services Agreement between PFPC, Inc. and the Registrant with respect to the E*TRADE Asset Allocation Fund.16

(h)(6)(i)   Form  of  Retail   Shareholder   Services  Agreement  among  E*TRADE
            Securities, Inc., the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE S&P 500 Index Fund.4

(h)(6)(ii) Form of Amendment No. 1 to the Retail Shareholder Services Agreement among E*TRADE Securities, Inc., the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund and E*TRADE E-Commerce Index Fund.3

(h)(6)(iii) Form of Amendment No. 2 to the Retail Shareholder Services Agreement
            among E*TRADE Securities, Inc., the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE Global Titans Index Fund and E*TRADE Premier Money Market Fund.7

(h)(6)(iv) Form of Amendment No. 3 to the Retail Shareholder Services Agreement among E*TRADE Securities, Inc., the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE Russell 2000 Index Fund and E*TRADE Financial Sector Index Fund.12

(h)(6)(v) Form of Amendment No. 4 to the Retail Shareholder Services Agreement among E*TRADE Securities, Inc., the Registrant and E*TRADE Asset Management, Inc. with respect to E*TRADE Asset Allocation Fund.16

(h)(7) State Securities Compliance Services Agreement between E*TRADE Funds and PFPC, Inc. with respect to S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund and E*TRADE E-Commerce Index Fund.3

(h)(7)(i) Form of Amended Exhibit A to the State Securities Compliance Services Agreement between E*TRADE Funds and PFPC, Inc. with respect to E*TRADE Global Titans Index Fund and E*TRADE Premier Money Market Fund.7

(h)(7)(ii) Form of Amended Exhibit A to the State Securities Compliance Services Agreement between E*TRADE Funds and PFPC, Inc. with respect to E*TRADE Russell 2000 Index Fund and E*TRADE Financial Sector Index Fund.12

(h)(7)(iii) Form  of  Amended  Exhibit  A to  the  State  Securities  Compliance
            Services Agreement between E*TRADE Funds and PFPC, Inc. with respect to E*TRADE Asset Allocation Fund.16

(h)(8) Form of Securities Lending Agreement among E*TRADE Asset Management, Investors Bank & Trust Company and E*TRADE Funds with respect to E*TRADE Technology Index Fund, E*TRADE E-Commerce Index Fund,
            E*TRADE Global Titans Index Fund, E*TRADE Financial Sector Index Fund and E*TRADE Asset Allocation Fund.

(i)(1) Opinion and Consent of Dechert Price & Rhoads with respect to the E*TRADE S&P 500 Index Fund.2

(i)(2) Opinion and Consent of Dechert Price & Rhoads with respect to the E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund and E*TRADE Technology Index Fund.3

(i)(3) Opinion and Consent of Dechert Price & Rhoads with respect to the E*TRADE E-Commerce Index Fund.5

(i)(4) Opinion and Consent of Dechert Price & Rhoads with respect to the E*TRADE International Index Fund.6

(i)(5) Opinion and Consent of Dechert Price & Rhoads with respect to the E*TRADE Premier Money Market Fund.7

(i)(6) Opinion and Consent of Dechert Price & Rhoads with respect to the E*TRADE Global Titans Index Fund.8

(i)(7) Opinion and Consent of Dechert Price & Rhoads, dated April 28, 2000 with respect to the E*TRADE S&P 500 Index Fund, the E*TRADE Extended Market Index Fund, the E*TRADE Bond Index Fund and the E*TRADE International Index Fund.11

(i)(8) Opinion and Consent of Dechert Price & Rhoads, dated April 28, 2000 with respect to the E*TRADE Technology Index Fund and the E*TRADE E-Commerce Index Fund.11

(i)(9) Opinion and Consent of Dechert Price & Rhoads, dated December 5, 2000 with respect to the E*TRADE Financial Sector Index Fund.13

(i)(10) Opinion and Consent of Dechert Price & Rhoads, dated December 5, 2000 with respect to the E*TRADE Russell 2000 Index Fund.14

(i)(11) Opinion and Consent of Dechert with respect to the E*TRADE Asset Allocation Fund.16

(i)(12) Opinion and Consent of Dechert, dated April 26, 2001 with respect to the E*TRADE E-Commerce Index Fund, E*TRADE Technology Index Fund, E*TRADE Global Titans Index Fund, and E*TRADE Financial Sector Index Fund.

(j)         Consent of Deloitte & Touche LLP.

(k)         Omitted Financial Statements: Not applicable.

(l)         Form  of  Subscription   Letter  Agreements  between  E*TRADE  Asset
            Management, Inc. and the Registrant.2

(m)         Rule 12b-1 Plan: Not applicable.

(n)         Rule 18f-3 Plan: Not applicable.

(p)(1)      Form of Code of Ethics of the Registrant.10

(p)(2)      Form of Code of Ethics of E*TRADE Asset Management, Inc.10

(p)(3)      Form of Code of Ethics of E*TRADE Securities, Inc.10

(p)(4)      Form of Code of Ethics of the Master Investment Portfolio.10

(p)(5)(i)   Form of Code of Ethics of Barclays Global Funds Advisors.12

(p)(5)(ii)  Form of Amended Code of Ethics of Barclays Global Funds Advisors.16

(p)(6)      Form of Code of Ethics for Stephens, Inc.10

*     Form of Power of Attorney for the Registrant.7

**    Form of Power of Attorney for the Master Investment Portfolio.2

** Form of Power of Attorney for the Master Investment Portfolio on behalf of Leo Soong.10

*** Power of Attorney and Secretary's Certificate of Registrant for signature on behalf of Registrant.4

****  Power of Attorney for the Registrant on behalf of Amy J. Errett.10

***** Power of Attorney for the Registrant on behalf of Dianne Dubois.12

1 Incorporated by reference from the Registrant's Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission ("SEC") on November 5, 1998.

2 Incorporated by reference from the Registrant's Pre-effective Amendment No. 2 to the Registration Statement on Form N-1A filed with the SEC on January 28, 1999.

3 Incorporated by reference from the Registrant's Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A filed with the SEC on August 11, 1999.

4 Incorporated by reference from the Registrant's Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed with the SEC on October 8, 1999.

5 Incorporated by reference from the Registrant's Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A filed with the SEC on October 20, 1999.

6 Incorporated by reference from the Registrant's Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed with the SEC on October 20, 1999.

7 Incorporated by reference from the Registrant's Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A filed with the SEC on February 3, 2000.

8 Incorporated by reference from the Registrant's Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed with the SEC on February 3, 2000.

9 Incorporated by reference from the Registrant's Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed with the SEC on February 16, 2000.

10 Incorporated by reference from the Registrant's Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A filed with the SEC on March 27, 2000.

11 Incorporated by reference from the Registrant's Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed with the SEC on April 28, 2000.

12 Incorporated by reference from the Registrant's Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed with the SEC on October 12, 2000.

13 Incorporated by reference from the Registrant's Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed with the SEC on December 5, 2000.

14 Incorporated by reference from the Registrant's Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed with the SEC on December 5, 2000.

15 Incorporated by reference from the Registrant's Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed with the SEC on December 22, 2000.

16 Incorporated by reference from the Registrant's Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A filed with the SEC on February 28, 2001.


Item 24. Persons Controlled by or Under Common Control With Registrant

     E*TRADE Asset Management, Inc. ("E*TRADE Asset Management") (a Delaware corporation), may own more than 25% of one or more series of the Registrant, as described in the Statement of Additional Information, and thus may be deemed to control that series. E*TRADE Asset Management is a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group") (a Delaware corporation). Other companies of which E*TRADE Group owns greater than 25% include: E*TRADE Securities, Inc., E*TRADE Capital, Inc.; E*TRADE Business Solutions Group, Inc.; E*TRADE International Ltd; E*TRADE International Ltd; ClearStation, Inc.; TradePlus Brokerage, Inc.; E*TRADE Online Ventures, Inc.; E*TRADE International Equipment Management Corporation; Speed Racer Acquisition Corporation; TSC Acquisition Corporation; E*TRADE @ Net Bourse SA; E*TRADE UK (Holdings) Limited; E*TRADE Germany AG; Nordic AB; E*TRADE Japan K.K.; TIR Holdings Ltd; E*TRADE Advisory Services, Inc. (formerly PrivateAccounts, Inc.); E*TRADE Financial Corporation; E*TRADE Technologies Corporation (formerly VERSUS Technologies, Inc.); U.S.
Raptor One, Inc.; U.S. Raptor Two, Inc.; Kioskorp, Inc.; Canopy Acquisition Corp.; BRE, LLC; Wind & Lion Aviation, Inc.; eAdvisor; Confluent, Inc.; and Converging Arrows, Inc.


Item 25. Indemnification

     Reference is made to Article X of the Registrant's Trust Instrument.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.


Item 26.  Business and Other Connections of Investment Adviser

     E*TRADE Asset Management, Inc. (the "Investment Advisor") is a Delaware corporation that offers investment advisory services. The Investment Advisor's offices are located at 118 King Street, San Francisco, CA 94107. The directors and officers of the Investment Advisor and their business and other connections are as follows:

Directors and
Officers of          Title/Status with    Other Business
Investment Adviser   Investment Adviser   Connections
------------------   ------------------   -------------------------
Amy J. Errett        President            Chief Asset Gathering Officer, E*TRADE
                                          Group,  Inc. Formerly Chairman and CEO
                                          of Spectrem Group from 1990 to 2000.

Dianne Dubois        Vice President and   Vice President, E*TRADE Securities,
                     Treasurer            Inc. Formerly Vice President of
                                          PIMCO Advisors L.P. from 1998 to 1999.

Liat Rorer           Vice President       Vice President, Asset Gathering,
                                          E*TRADE   Group.    Formerly    Senior
                                          Consultant at Spectrem Group from 1998
                                          to 2000.

Mindy Posoff         Vice President       Vice President, E*TRADE Securities,
                                          Inc. Formerly with Credit Suisse First
                                          Boston from 1986 to 1999.

Jay Gould            Secretary            Assistant General Counsel, E*TRADE
                                          Group, Inc. Formerly Vice President of
                                          Transamerica  from  February  1999  to
                                          December 1999,  and Senior  Associate,
                                          Bank of  America  from 1994 to January
                                          1999.

     Barclays Global Fund Advisors ("BGFA"), a wholly owned subsidiary of Barclays Global Investors, N.A. ("BGI"), is the sub-advisor for the E*TRADE Technology Index Fund, E*TRADE E-Commerce Index Fund, E*TRADE Global Titans Index Fund, E*TRADE Financial Sector Index Fund and E*TRADE Asset Allocation Fund. BGFA is a registered investment adviser to certain open-end, management investment companies and various other institutional investors. The directors and officers of the sub-advisor and their business and other connections are as follows:

Name and Position
at BGFA                Other Business Connections

Patricia Dunn,         Director of BGFA and  Co-Chairman and
Director               Director of BGI,  45 Fremont  Street,
                       San Francisco, CA  94105

Lawrence G. Tint,      Chairman  of the  Board of  Directors
Chairman and Director  of BGFA and Chief  Executive  Officer
                       of  BGI,  45  Fremont   Street,   San
                       Francisco, CA  94105

Geoffrey Fletcher,     Chief  Financial  Officer of BGFA and
Chief Financial        BGI  since  May  1997,   45   Fremont
Officer                Street,   San  Francisco,   CA  94150
                       Managing   Director   and   Principal
                       Accounting  Officer at Bankers  Trust
                       Company from 1988 - 1997,  505 Market
                       Street, San Francisco, CA  94111

Item 27.  Principal Underwriters

(a) E*TRADE Securities, Inc. ("Distributor") serves as Distributor of Shares of the Trust. The Distributor is a wholly owned subsidiary of E*TRADE Group, Inc.

(b)  The officers and directors of E*TRADE Securities, Inc. are:


Name and Principal   Positions and Offices        Positions and Offices
Business Address*    with Underwriter             with Registrant

Jarrett Lilian       Director and President       None

Charles Nalbone      Director, Vice President     None
                     and Chief Compliance
                     Officer

Susan T. White       Director                     None

Shane Mulron         Chief Financial Officer      None

Thomas Delaney       Vice President               None

Connie M. Dotson     Corporate Secretary          None

* The business address of all officers of the Distributor is 4500 Bohannon Drive, Menlo Park, CA 94025.


Item 28.  Location of Accounts and Records

     The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained in the physical possession of:

     (1) E*TRADE Asset Management, Inc., the Registrant's investment advisor, is located at 118 King Street, San Francisco, CA 94107;

     (2) Investors Bank & Trust Company, the Registrant's custodian, accounting services agent and sub-administrator, is located at 200 Clarendon Street, Boston, MA 02111;

     (3) PFPC Inc., the Registrant's transfer agent and dividend disbursing agent, is located at 400 Bellevue Parkway, Wilmington, DE 19809; and

     (4) Barclays Global Fund Advisors, the Master Portfolio's investment advisor and sub-advisor with respect to the E*TRADE Technology Index Fund, E*TRADE E-Commerce Index Fund, E*TRADE Global Titans Index Fund, E*TRADE Financial Sector Index Fund, and E*TRADE Asset Allocation Fund is located at 45 Fremont Street, San Francisco, CA 94105.


Item 29.  Management Services

     Not applicable


Item 30.  Undertakings

     Not applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to E*TRADE Funds' Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Washington in the District of Columbia on the 26th day of April, 2001.

                                E*TRADE FUNDS (Registrant)
                                By:          *
                                    ------------------------------
                                    Name:    Amy J. Errett
                                    Title:   President

     Pursuant to the requirements of the Securities Act, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

Signature               Title                                   Date
     *
--------------------
Dianne Dubois           Vice President &  Treasurer             April 26, 2001
                        (Principal Financial and
                        Accounting Officer)
     *
--------------------
Amy J. Errett           President (Principal                    April 26, 2001
                        Executive Officer)

     *
--------------------
Leonard C. Purkis       Trustee                                 April 26, 2001

     *
--------------------
Shelly J. Meyers        Trustee                                 April 26, 2001

     *
--------------------
Ashley T. Rabun         Trustee                                 April 26, 2001

     *
--------------------
Steven Grenadier        Trustee                                 April 26, 2001

     *
--------------------
George J. Rebhan        Trustee                                 April 26, 2001


*By /s/ David A. Vaughan
   -------------------------
David A. Vaughan
Attorney-In-Fact

                                  EXHIBIT LIST


(g)(v) Form of Delegation Agreement between Investors Bank & Trust Company and the Registrant with respect to E*TRADE Global Titans Index Fund.

(h)(8) Form of Securities Lending Agreement among E*TRADE Asset Management, Investors Bank & Trust Company and E*TRADE Funds with respect to E*TRADE Technology Index Fund, E*TRADE E-Commerce Index Fund,
            E*TRADE Global Titans Index Fund, E*TRADE Financial Sector Index Fund and E*TRADE Asset Allocation Fund.

(i)(12) Opinion and Consent of Dechert, dated April 26, 2001 with respect to the E*TRADE E-Commerce Index Fund, E*TRADE Technology Index Fund, E*TRADE Global Titans Index Fund, and E*TRADE Financial Sector Index Fund.

(j)         Consent of Deloitte & Touche LLP.